                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Financial Statements

                               December 31, 2001

                  (With Independent Auditors' Report Thereon)

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               Table of Contents

                               December 31, 2001

                                                                            Page
                                                                            ----
Independent Auditors' Report...............................................  F-1

Statements of Assets and Liabilities.......................................  F-2

Statements of Operations................................................... F-11

Statements of Changes in Net Assets........................................ F-34

Notes to Financial Statements.............................................. F-61

                         INDEPENDENT AUDITORS' REPORT

Policyholders
GE Life & Annuity Separate Account II
  and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account II (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Mid-Cap Value Equity, Income, U.S. Equity, Premier Growth Equity, Value Equity, and Small-Cap Value Equity Funds; the Oppenheimer Variable Account Funds--Bond, Capital Appreciation, Aggressive Growth, High Income, and Multiple Strategies Funds/VA; the Oppenheimer Variable Account Funds-Class 2 Shares--Global Securities and Main Street Growth & Income Funds/VA; the Variable Insurance Products Fund--Equity-Income, Growth, and Overseas Portfolios; the Variable Insurance Products Fund- Service Class 2--Equity-Income and Growth Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products Fund II-Service Class 2-- Contrafund Portfolio; the Variable Insurance Products Fund III--Growth & Income and Growth Opportunities Portfolios; the Variable Insurance Products Fund III-Service Class 2--Mid Cap and Growth & Income Portfolios; the Federated Insurance Series--American Leaders, High Income Bond, Utility, and International Small Company Funds II; the Federated Insurance Series- Service Shares--High Income Bond Fund II; the Alger American Fund--Small Capitalization and LargeCap Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth, and Capital Appreciation Portfolios; the Janus Aspen Series-Service Shares--Global Life Sciences, Global Technology, Aggressive Growth, Capital Appreciation, Worldwide Growth, International Growth, Balanced, and Growth Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income, and Mid Cap Value Funds; the Salomon Brothers Variable Series Funds Inc.--Strategic Bond, Investors, and Total Return Funds; the Dreyfus--The Dreyfus Socially Responsible Growth Fund, Inc. and the Dreyfus Investment Portfolios-Emerging Markets Portfolio; the MFS Variable Insurance Trust--MFS New Discovery, MFS Investors Growth Stock, MFS Investors Trust, and MFS Utility Series; the Rydex Variable Trust--OTC Fund; the Alliance Variable Products Series Fund, Inc.--Premier Growth, Growth and Income, and Quasar Portfolios; the AIM Variable Insurance Funds, Inc.--AIM V.I. Capital Appreciation, AIM V.I. Growth, and AIM V.I. Value Funds; and the PIMCO Variable Insurance Trust--Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios) as of December 31, 2001, the related statements of operations and statements of changes in net assets for each of the years or lesser periods in the three year period then ended, and the financial highlights for the year or lesser period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting GE Life & Annuity Separate Account II as of December 31, 2001, the results of their operations and changes in their net assets for each of the years or lesser periods in the three year period then ended, and their financial highlights for the year or lesser period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

Richmond, Virginia
February 26, 2002

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                     Statements of Assets and Liabilities

                               December 31, 2001

                                                             GE Investments Funds, Inc.
                   --------------------------------------------------------------------------------------------------------------
                                                                                                                          Small-
                                                    Inter-     Real             Mid-Cap                    Premier          Cap
                                 Money     Total   national   Estate   Global    Value             U.S.    Growth  Value   Value
                     S&P 500    Market    Return    Equity  Securities Income   Equity   Income   Equity   Equity  Equity Equity
                   Index Fund    Fund      Fund      Fund      Fund     Fund     Fund     Fund     Fund     Fund    Fund   Fund
                   ----------- --------- --------- -------- ---------- ------- --------- ------- --------- ------- ------ -------
Assets
Investments in GE
 Investments
 Funds, Inc., at
 fair value (note
 2):
 S&P 500 Index
  Fund (542,915
  shares; cost--
  $12,906,475)...  $11,504,367       --        --      --        --        --        --      --        --      --     --      --
 Money Market
  Fund (9,832,052
  shares; cost--
  $9,832,052)....          --  9,832,052       --      --        --        --        --      --        --      --     --      --
 Total Return
  Fund (127,353
  shares; cost--
  $1,943,149)....          --        --  1,845,340     --        --        --        --      --        --      --     --      --
 International
  Equity Fund
  (51,591 shares;
  cost--
  $563,688)......          --        --        --  427,170       --        --        --      --        --      --     --      --
 Real Estate
  Securities Fund
  (65,743 shares;
  cost--
  $891,378)......          --        --        --      --    971,683       --        --      --        --      --     --      --
 Global Income
  Fund (14,951
  shares; cost--
  $145,015)......          --        --        --      --        --    139,792       --      --        --      --     --      --
 Mid-Cap Value
  Equity Fund
  (89,773 shares;
  cost--
  $1,397,802)....          --        --        --      --        --        --  1,405,838     --        --      --     --      --
 Income Fund
  (63,262 shares;
  cost--
  $776,091)......          --        --        --      --        --        --        --  775,596       --      --     --      --
 U.S. Equity Fund
  (39,733 shares;
  cost--
  $1,408,520)....          --        --        --      --        --        --        --      --  1,279,785     --     --      --
 Premier Growth
  Equity Fund
  (13,633 shares;
  cost--
  $1,060,537)....          --        --        --      --        --        --        --      --        --  945,277    --      --
 Value Equity
  Fund (8,169
  shares; cost--
  $73,218).......          --        --        --      --        --        --        --      --        --      --  73,599     --
 Small-Cap Value
  Equity Fund
  (8,596 shares;
  cost--
  $98,238).......          --        --        --      --        --        --        --      --        --      --     --  103,239
Dividend
 Receivable......          --        --        --      --        --        --        --      --        --      --     --      --
Receivable from
 affiliate.......          520     3,282       --       14       --          8       --       24        77      34    --      --
Receivable for
 units sold......       13,519     2,496     8,546     --        164       --        360      44     2,228     726  1,650   1,729
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total assets....   11,518,406 9,837,830 1,853,886 427,184   971,847   139,800 1,406,198 775,664 1,282,090 946,037 75,249 104,968
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        4,180    24,830    18,083   1,062     1,611       946     1,637   4,620       294     214     17      23
Payable for units
 withdrawn.......          995     1,844       --       86        43         6       122       5       --       43    --      --
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
 Total
  liabilities....        5,175    26,674    18,083   1,148     1,654       952     1,759   4,625       294     257     17      23
                   ----------- --------- --------- -------   -------   ------- --------- ------- --------- ------- ------ -------
Net assets
 attributable to
 variable life
 policyholders...  $11,513,231 9,811,156 1,835,803 426,036   970,193   138,848 1,404,439 771,039 1,281,796 945,780 75,232 104,945
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type I...       88,043   131,894    29,464   8,794    19,511     4,666    16,101  33,971     6,600  16,957    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 I...............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02    --      --
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Outstanding
 units: Type II..      145,112   375,930    16,248  23,877    24,349     8,893    64,428  28,562   105,740  77,433  8,331   8,753
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======
Net asset value
 per unit: Type
 II..............  $     49.38     19.32     40.16   13.04     22.12     10.24     17.44   12.33     11.41   10.02   9.03   11.99
                   =========== ========= ========= =======   =======   ======= ========= ======= ========= ======= ====== =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                     Oppenheimer Variable
                                                                                      Account Funds --
                                      Oppenheimer Variable Account Funds                Class 2 Shares
                            ------------------------------------------------------- ----------------------
                                                                                               Main Street
                                         Capital    Aggressive   High     Multiple    Global    Growth &
                               Bond    Appreciation   Growth    Income   Strategies Securities   Income
                             Fund/VA     Fund/VA     Fund/VA    Fund/VA   Fund/VA    Fund/VA     Fund/VA
                            ---------- ------------ ---------- --------- ---------- ---------- -----------
Assets
Investments in Oppenheimer
 Variable Account Funds,
 at fair value (note 2):
 Bond Fund/VA (98,465
  shares; cost --
   $1,106,712)............  $1,103,795        --          --         --        --        --          --
 Capital Appreciation
  Fund/VA (152,528 shares;
  cost -- $5,758,549)........      --   5,579,462         --         --        --        --          --
 Aggressive Growth Fund/VA
  (117,244 shares; cost --
   $6,220,936)............         --         --    4,774,170        --        --        --          --
 High Income Fund/VA
  (348,230 shares; cost --
   $3,458,987)............         --         --          --   2,973,888       --        --          --
 Multiple Strategies
  Fund/VA (90,568 shares;
  cost -- $1,431,422).....         --         --          --         --  1,394,753       --          --
Investments in Oppenheimer
 Variable Account Funds --
  Class 2 Shares, at fair
 value
 (note 2):
 Global Securities Fund/VA
  (7,939 shares; cost --
   $183,376)..............         --         --          --         --        --    180,849         --
 Main Street Growth &
  Income Fund/VA (9,198
  shares; cost --
   $176,832)..............         --         --          --         --        --        --      174,296
Dividend Receivable.......         --         --          --         --        --        --          --
Receivable from
 affiliate................         --         --          --          40       --        --          --
Receivable for units
 sold.....................         --       3,761       1,754        --        267     1,592         --
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total assets.............   1,103,795  5,583,223   4,775,924  2,973,928 1,395,020   182,441     174,296
                            ----------  ---------   ---------  --------- ---------   -------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)....       1,594      1,836       2,282      1,352     1,405        41          41
Payable for units
 withdrawn................         306        322         --         336        33       --           68
                            ----------  ---------   ---------  --------- ---------   -------     -------
 Total liabilities........       1,900      2,158       2,282      1,688     1,438        41         109
                            ----------  ---------   ---------  --------- ---------   -------     -------
Net assets attributable to
 variable life
 policyholders............  $1,101,895  5,581,065   4,773,642  2,972,240 1,393,582   182,400     174,187
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 I........................      21,130     60,645      75,849     51,746    25,511       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type I...................  $    26.23      62.80       49.81      34.30     37.25       --          --
                            ==========  =========   =========  ========= =========   =======     =======
Outstanding units: Type
 II.......................      20,879     28,225      19,988     34,909    11,900    21,714      21,746
                            ==========  =========   =========  ========= =========   =======     =======
Net asset value per unit:
 Type II..................  $    26.23      62.80       49.81      34.30     37.25      8.40        8.01
                            ==========  =========   =========  ========= =========   =======     =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                           Variable
                                                                                          Insurance
                                                                                           Products
                                                  Variable Insurance                      Fund II --
                    Variable Insurance Products    Products Fund --   Variable Insurance   Service     Variable Insurance
                                Fund                Service Class 2    Products Fund II    Class 2      Products Fund III
                   ------------------------------ ------------------- ------------------- ---------- -----------------------
                    Equity-                        Equity-              Asset    Contra-             Growth &     Growth
                     Income    Growth   Overseas   Income    Growth    Manager    fund    Contrafund  Income   Opportunities
                   Portfolio  Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                   ---------- --------- --------- --------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...  $7,756,533       --        --       --        --         --        --       --          --         --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...         --  8,379,050       --       --        --         --        --       --          --         --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...         --        --  1,754,371      --        --         --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....         --        --        --   251,531       --         --        --       --          --         --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....         --        --        --       --    433,469        --        --       --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...         --        --        --       --        --   4,082,758       --       --          --         --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...         --        --        --       --        --         --  5,926,540      --          --         --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....         --        --        --       --        --         --        --   191,874         --         --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...         --        --        --       --        --         --        --       --    1,349,882        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....         --        --        --       --        --         --        --       --          --     417,236
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....         --        --        --       --        --         --        --       --          --         --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....         --        --        --       --        --         --        --       --          --         --
Dividend
 Receivable......         --        --        --       --        --         --        --       --          --         --
Receivable from
 affiliate.......           6       --        --       --        --         --        154      --          --         --
Receivable for
 units sold......       5,647     2,404     2,699      253        47        244     2,120      140         200        --
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total assets....   7,762,186 8,381,454 1,757,070  251,784   433,516  4,083,002 5,928,814  192,014   1,350,082    417,236
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............       4,054     2,557     1,051       58       101      1,481     3,136       43       1,336        884
Payable for units
 withdrawn.......         --        --        --       --        --          40       --       --          287         87
                   ---------- --------- ---------  -------   -------  --------- ---------  -------   ---------    -------
 Total
  liabilities....       4,054     2,557     1,051       58       101      1,521     3,136       43       1,623        971
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net assets
 attributable to
 variable life
 policyholders...  $7,758,132 8,378,897 1,756,019  251,726   433,415  4,081,481 5,925,678  191,971   1,348,459    416,265
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type I ..     134,736   108,530    65,937      --        --     131,477   111,945      --       22,841     12,762
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 I...............  $    47.84     58.68     23.97      --        --       29.16     26.71      --        15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Outstanding
 units: Type II
 ................      27,433    34,260     7,322   25,792    60,788      8,491   109,907   23,700      66,877     24,875
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
Net asset value
 per unit: Type
 II..............  $    47.84     58.68     23.97     9.76      7.13      29.16     26.71     8.10       15.03      11.06
                   ========== ========= =========  =======   =======  ========= =========  =======   =========    =======
                   Variable Insurance
                    Products Fund III
                   -- Service Class 2
                   -------------------
                             Growth &
                    Mid Cap   Income
                   Portfolio Portfolio
                   --------- ---------
Assets
Investments in
 Variable
 Insurance
 Products Fund,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (340,947
  shares; cost --
   $7,801,694)...       --        --
 Growth Portfolio
  (249,302
  shares; cost --
   $9,976,621)...       --        --
 Overseas
  Portfolio
  (126,396
  shares; cost --
   $2,425,233)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 Service Class 2,
 at fair value
 (note 2):
 Equity-Income
  Portfolio
  (11,135 shares;
  cost --
   $252,668).....       --        --
 Growth Portfolio
  (13,001 shares;
  cost --
   $449,381).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II, at fair
 value (note 2):
 Asset Manager
  Portfolio
  (281,375
  shares; cost --
   $4,460,827)...       --        --
 Contrafund
  Portfolio
  (294,413
  shares; cost --
   $6,809,251)...       --        --
Investments in
 Variable
 Insurance
 Products Fund
 II -- Service
 Class 2, at fair
 value (note 2):
 Contrafund
  Portfolio
  (9,594 shares;
  cost --
   $189,805).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III, at fair
 value (note 2):
 Growth & Income
  Portfolio
  (102,341
  shares; cost --
   $1,508,251)...       --        --
 Growth
  Opportunities
  Portfolio
  (27,577 shares;
  cost --
   $500,540).....       --        --
Investments in
 Variable
 Insurance
 Products Fund
 III -- Service
 Class 2, at fair
 value (note 2):
 Mid Cap
  Portfolio
  (5,944 shares;
  cost --
   $110,637).....   115,845       --
 Growth & Income
  Portfolio
  (8,962 shares;
  cost --
   $117,933).....       --    117,133
Dividend
 Receivable......       --        --
Receivable from
 affiliate.......       --        --
Receivable for
 units sold......     2,420       193
                   --------- ---------
 Total assets....   118,265   117,326
                   --------- ---------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............        26        28
Payable for units
 withdrawn.......       --        --
                   --------- ---------
 Total
  liabilities....        26        28
                   ========= =========
Net assets
 attributable to
 variable life
 policyholders...   118,239   117,298
                   ========= =========
Outstanding
 units: Type I ..       --        --
                   ========= =========
Net asset value
 per unit: Type
 I...............       --        --
                   ========= =========
Outstanding
 units: Type II
 ................    12,355    13,655
                   ========= =========
Net asset value
 per unit: Type
 II..............      9.57      8.59
                   ========= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Federated
                                                                 Insurance
                                                                 Series --
                                                                  Service                              PBHG Insurance
                             Federated Insurance Series           Shares      Alger American Fund     Series Fund, Inc.
                     ------------------------------------------ ----------- ------------------------ -------------------
                                                                                                       PBHG
                     American    High             International    High         Small      LargeCap  Large Cap   PBHG
                     Leaders  Income Bond Utility Small Company Income Bond Capitalization  Growth    Growth   Growth II
                     Fund II    Fund II   Fund II    Fund II      Fund II     Portfolio    Portfolio Portfolio Portfolio
                     -------- ----------- ------- ------------- ----------- -------------- --------- --------- ---------
Assets
Investments in
 Federated
 Insurance Series,
 at fair value
 (note 2):
 American Leaders
  Fund II (41,943
  shares; cost --
   $842,292).......  $807,405       --        --        --           --             --           --       --        --
 High Income Bond
  Fund II (60,768
  shares; cost --
   $551,387).......       --    469,132       --        --           --             --           --       --        --
 Utility Fund II
  (43,579 shares;
  cost --
   $554,540).......       --        --    451,916       --           --             --           --       --        --
 International
  Small Company
  Fund II (3,924
  shares;
  cost --
   $21,376)........       --        --        --     21,780          --             --           --       --        --
Investments in
 Federated
 Insurance
 Series -- Service
 Shares, at fair
 value (note 2):
 High Income Bond
  Fund II (4,511
  shares; cost --
   $35,245)........       --        --        --        --        34,826            --           --       --        --
Investments in
 Alger American
 Fund, at fair
 value (note 2):
 Small
  Capitalization
  Portfolio (88,869
  shares; cost --
   $2,415,546).....       --        --        --        --           --       1,470,783          --       --        --
 LargeCap Growth
  Portfolio
  (120,885 shares;
  cost --
   $5,832,681).....       --        --        --        --           --             --     4,444,959      --        --
Investments in PBHG
 Insurance Series
 Fund, Inc., at
 fair value (note
 2):
 PBHG Large Cap
  Growth Portfolio
  (45,870 shares;
  cost --
   $1,057,276).....       --        --        --        --           --             --           --   807,313       --
 PBHG Growth II
  Portfolio (66,048
  shares; cost --
   $1,209,288).....       --        --        --        --           --             --           --       --    742,382
Dividend
 Receivable........       --        --        --        --           --             --           --       --        --
Receivable from
 affiliate.........       --        --         27       --           --             --            73      --         25
Receivable for
 units sold........       --        216       --        --           --           2,723          695      356       374
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total assets......   807,405   469,348   451,943    21,780       34,826      1,473,506    4,445,727  807,669   742,781
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)................     1,238     1,069       501         5            8          1,476        1,811    1,627     1,284
Payable for units
 withdrawn.........       117        56       307       --            10          1,212          312       17        23
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
 Total
  liabilities......     1,355     1,125       808         5           18          2,688        2,123    1,644     1,307
                     --------   -------   -------    ------       ------      ---------    ---------  -------   -------
Net assets
 attributable to
 variable life
 policyholders.....  $806,050   468,223   451,135    21,775       34,808      1,470,818    4,443,604  806,025   741,474
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type I ...........    20,425    15,482    13,254       --           --          96,584       97,453   18,707    21,511
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type I......  $  17.45     14.44     15.14       --           --            8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Outstanding units:
 Type II ..........    25,767    16,943    16,543     3,635        3,727         69,049      129,030   27,510    45,469
                     ========   =======   =======    ======       ======      =========    =========  =======   =======
Net asset value per
 unit: Type II.....     17.45     14.44     15.14      5.99         9.34           8.88        19.62    17.44     11.07
                     ========   =======   =======    ======       ======      =========    =========  =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                       Janus Aspen Series
                          -----------------------------------------------------------------------------
                          Aggressive           Worldwide           Flexible  International   Capital
                            Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                          Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- --------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value (note 2):
 Aggressive Growth
  Portfolio (214,097
  shares; cost --
   $8,120,536)..........  $4,705,845       --        --        --       --           --           --
 Growth Portfolio
  (303,975 shares;
  cost -- $8,231,829)...         --  6,043,014       --        --       --           --           --
 Worldwide Growth
  Portfolio (298,896
  shares; cost --
   $10,230,706).........         --        --  8,530,482       --       --           --           --
 Balanced Portfolio
  (235,980 shares;
  cost -- $5,602,152)...         --        --        --  5,326,069      --           --           --
 Flexible Income
  Portfolio (42,828
  shares; cost --
   $500,630)............         --        --        --        --   499,370          --           --
 International Growth
  Portfolio (115,020
  shares; cost --
   $3,251,774)..........         --        --        --        --       --     2,699,530          --
 Capital Appreciation
  Portfolio (143,943
  shares; cost --
   $3,931,279)..........         --        --        --        --       --           --     2,982,502
Dividends Receivable....         --        --        --        --       --           --           --
Receivable from
 affiliate..............          98       179       291       206      --           113          169
Receivable for units
 sold...................      12,500        18       970    15,336      --           894          --
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total assets...........   4,718,443 6,043,211 8,531,743 5,341,611  499,370    2,700,537    2,982,671
                          ---------- --------- --------- ---------  -------    ---------    ---------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..       4,520     1,789     2,523     2,219    1,381        1,741        6,229
Payable for units
 withdrawn..............         --        199       --        289       69          153          491
                          ---------- --------- --------- ---------  -------    ---------    ---------
 Total liabilities......       4,520     1,988     2,523     2,508    1,450        1,894        6,720
                          ---------- --------- --------- ---------  -------    ---------    ---------
Net assets attributable
 to variable life
 policyholders..........  $4,713,923 6,041,223 8,529,220 5,339,103  497,920    2,698,643    2,975,951
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 I .....................     114,341   136,463   186,134    82,439    9,034       50,194       22,414
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type I...........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========
Outstanding units: Type
 II ....................     109,492   136,402   144,970   150,202   22,884       95,757      121,421
                          ========== ========= ========= =========  =======    =========    =========
Net asset value per
 unit: Type II..........  $    21.06     22.14     25.76     22.95    15.60        18.49        20.69
                          ========== ========= ========= =========  =======    =========    =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                      Janus Aspen Series -- Service Shares
                          --------------------------------------------------------------------------------------------
                             Global       Global   Aggressive   Capital    Worldwide International
                          Life Sciences Technology   Growth   Appreciation  Growth      Growth     Balanced   Growth
                            Portfolio   Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio Portfolio
                          ------------- ---------- ---------- ------------ --------- ------------- --------- ---------
Assets
Investments in Janus
 Aspen Series -- Service
 Shares, at fair value
 (note 2):
 Global Life Sciences
  Portfolio (25,271
  shares; cost --
   $204,082)............    $195,848         --         --          --          --          --          --        --
 Global Technology
  Portfolio (35,564
  shares; cost --
   $230,149)............         --      145,103        --          --          --          --          --        --
 Aggressive Growth
  Portfolio (5,375
  shares; cost --
   $132,630)............         --          --     116,797         --          --          --          --        --
 Capital Appreciation
  Portfolio (5,971
  shares; cost --
   $127,873)............         --          --         --      122,829         --          --          --        --
 Worldwide Growth
  Portfolio (5,293
  shares; cost --
   $159,739)............         --          --         --          --      150,207         --          --        --
 International Growth
  Portfolio (4,878
  shares; cost --
   $121,785)............         --          --         --          --          --      113,664         --        --
 Balanced Portfolio
  (24,117 shares;
  cost -- $570,294).....         --          --         --          --          --          --      562,178       --
 Growth Portfolio (6,573
  shares; cost --
   $143,997)............         --          --         --          --          --          --          --    129,878
Dividends Receivable....         --          --         --          --          --          --          --        --
Receivable from
 affiliate..............          13           1        --          --          --          --          --        --
Receivable for units
 sold...................       1,901          76        --          --        3,070          91         455       257
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total assets...........     197,762     145,180    116,797     122,829     153,277     113,755     562,633   130,135
                            --------     -------    -------     -------     -------     -------     -------   -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..          45          33         28          27          36          26         131        31
Payable for units
 withdrawn..............         --          --          66          40         --          --          --        --
                            --------     -------    -------     -------     -------     -------     -------   -------
 Total liabilities......          45          33         94          67          36          26         131        31
                            --------     -------    -------     -------     -------     -------     -------   -------
Net assets attributable
 to variable life
 policyholders..........    $197,717     145,147    116,703     122,762     153,241     113,729     562,502   130,104
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 I .....................       6,051       9,570        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type I...........    $   9.49        4.26        --          --          --          --          --        --
                            ========     =======    =======     =======     =======     =======     =======   =======
Outstanding units: Type
 II ....................      14,783      24,502     28,395      19,212      22,940      17,206      61,208    21,087
                            ========     =======    =======     =======     =======     =======     =======   =======
Net asset value per
 unit: Type II..........    $   9.49        4.26       4.11        6.39        6.68        6.61        9.19      6.17
                            ========     =======    =======     =======     =======     =======     =======   =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                   Goldman Sachs
                                 Variable Insurance       Salomon Brothers
                                       Trust         Variable Series Funds Inc.
                                -------------------- --------------------------
                                Growth and  Mid Cap                      Total
                                  Income     Value   Strategic Investors Return
                                   Fund      Fund    Bond Fund   Fund     Fund
Assets                          ---------- --------- --------- --------- ------
Investments in Goldman Sachs
 Variable Insurance Trust, at
 fair value (note 2):
  Growth and Income Fund
   (12,601 shares; cost --
    $130,710).................   $117,568        --       --        --      --
  Mid Cap Value Fund (114,354
   shares; cost --
    $1,214,513)...............        --   1,291,061      --        --      --
Investments in Salomon
 Brothers Variable Series
 Funds Inc., at fair value
 (note 2):
  Strategic Bond Fund (29,933
   shares; cost -- $303,166)..        --         --   299,931       --      --
  Investors Fund (61,157
   shares; cost -- $832,434)..        --         --       --    782,194     --
  Total Return Fund (5,956
   shares; cost -- $62,624)...        --         --       --        --   61,882
Dividends Receivable..........        --         --       --        --      --
Receivable from affiliate.....         10         84       15        28       1
Receivable for units sold.....        --           5      --        --      --
                                 --------  ---------  -------   -------  ------
    Total assets..............    117,578  1,291,150  299,946   782,222  61,883
                                 --------  ---------  -------   -------  ------
Liabilities
Accrued expenses payable to
 affiliate (note 4)...........         27        297       67       180      14
Payable for units withdrawn...         17        165      --        --      125
                                 --------  ---------  -------   -------  ------
    Total liabilities.........         44        462       67       180     139
                                 --------  ---------  -------   -------  ------
Net assets attributable to
 variable life policyholders..   $117,534  1,290,688  299,879   782,042  61,744
                                 ========  =========  =======   =======  ======
Outstanding units: Type I ....        837     29,382    3,651    21,398   2,210
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 I............................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======
Outstanding units: Type II ...     13,984     76,066   22,290    31,874   3,259
                                 ========  =========  =======   =======  ======
Net asset value per unit: Type
 II...........................   $   7.93      12.24    11.56     14.68   11.29
                                 ========  =========  =======   =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                    Rydex
                                                                                   Variable  Alliance Variable Products
                            Dreyfus              MFS Variable Insurance Trust       Trust         Series Fund, Inc.
                   ------------------------- ------------------------------------- -------- -----------------------------
                                  Dreyfus
                   The Dreyfus  Investment                MFS
                    Socially   Portfolios --           Investors    MFS                                Growth
                   Responsible   Emerging     MFS New   Growth   Investors   MFS             Premier     and
                     Growth       Markets    Discovery   Stock     Trust   Utility           Growth    Income    Quasar
                   Fund, Inc.    Portfolio    Series    Series    Series   Series  OTC Fund Portfolio Portfolio Portfolio
Assets             ----------- ------------- --------- --------- --------- ------- -------- --------- --------- ---------
Investments in
 Dreyfus, at fair
 value (note 2):
 The Dreyfus
  Socially
  Responsible
  Growth Fund,
  Inc.
  (999 shares;
  cost --
   $27,950)......   $ 26,631         --          --        --        --        --      --        --        --       --
 Dreyfus
  Investment
  Portfolios --
   Emerging
  Markets
  Portfolio
  (679 shares;
  cost --
   $6,052).......        --        6,435         --        --        --        --      --        --        --       --
Investments in
 MFS Variable In-
 surance Trust,
 at fair value
 (note 2):
 MFS New
  Discovery
  Series (4,287
  shares; cost --
   $59,349)......        --          --       65,248       --        --        --      --        --        --       --
 MFS Investors
  Growth Stock
  Series
  (7,647 shares;
  cost --
   $70,763)......        --          --          --     73,946       --        --      --        --        --       --
 MFS Investors
  Trust Series
  (4,264 shares;
  cost --
   $74,393)......        --          --          --        --     72,825       --      --        --        --       --
 MFS Utility
  Series (11,891
  shares; cost --
   $219,169).....        --          --          --        --        --    189,060     --        --        --       --
Investments in
 Rydex Variable
 Trust, at fair
 value (note 2):
 OTC Fund (1,418
  shares; cost --
   $21,659)......        --          --          --        --        --        --   20,992       --        --       --
Investments in
 Alliance
 Variable
 Products Series
 Fund, Inc., at
 fair value (note
 2):
 Premier Growth
  Portfolio
  (4,610 shares;
  cost --
   $124,253).....        --          --          --        --        --        --      --    115,242       --       --
 Growth and
  Income
  Portfolio
  (19,501 shares;
  cost --
   $437,179).....        --          --          --        --        --        --      --        --    429,617      --
 Quasar Portfolio
  (2,233 shares;
  cost --
   $22,775)......        --          --          --        --        --        --      --        --        --    22,287
Dividends
 Receivable......        --          --          --        --        --        --      --        --        --       --
Receivable from
 affiliate.......        --          --          --        --        --        --      --        --        --       --
Receivable for
 units sold......        --        1,599       1,746        62       --        141     --        --      2,989    1,587
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total assets....     26,631       8,034      66,994    74,008    72,825   189,201  20,992   115,242   432,606   23,874
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Liabilities
Accrued expenses
 payable to
 affiliate (note
 4)..............          6           2          15        17        17        45       5        27       100        5
Payable for units
 withdrawn.......          5         --          --        --         22       --       20        12       --       --
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
 Total
  liabilities....         11           2          15        17        39        45      25        39       100        5
                    --------       -----      ------    ------    ------   -------  ------   -------   -------   ------
Net assets
 attributable to
 variable life
 policyholders...   $ 26,620       8,032      66,979    73,991    72,786   189,156  20,967   115,203   432,506   23,869
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type I ..        --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 I...............   $    --          --          --        --        --        --      --        --        --       --
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Outstanding
 units: Type II
 ................      3,973         906       7,898    11,383     8,997    25,912   5,028    16,309    42,611    3,292
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======
Net asset value
 per unit: Type
 II..............   $   6.70        8.87        8.48      6.50      8.09      7.30    4.17      7.05     10.15     7.25
                    ========       =====      ======    ======    ======   =======  ======   =======   =======   ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                          AIM Variable Insurance Funds, Inc.          PIMCO Variable Insurance Trust
                          ---------------------------------- -------------------------------------------------
                          AIM V.I. Capital AIM V.I. AIM V.I.  Foreign     Long-Term    High Yield Total Return
                            Appreciation    Growth   Value     Bond    U.S. Government    Bond        Bond
                                Fund         Fund     Fund   Portfolio Bond Portfolio  Portfolio   Portfolio
Assets                    ---------------- -------- -------- --------- --------------- ---------- ------------
Investments in AIM Vari-
 able Insurance Funds,
 Inc., at fair value
 (note 2):
 AIM V.I. Capital
  Appreciation Fund
  (4,413 shares; cost --
   $104,748)............      $95,860          --       --       --           --            --          --
 AIM V.I. Growth Fund
  (4,979 shares; cost --
   $87,786).............          --        81,512      --       --           --            --          --
 AIM V.I. Value Fund
  (6,487 shares; cost --
   $157,022)............          --           --   151,461      --           --            --          --
Investments in PIMCO
 Variable Insurance
 Trust, at fair value
 (note 2):
 Foreign Bond Portfolio
  (823 shares; cost --
   $7,943)..............          --           --       --     7,978          --            --          --
 Long-Term U.S.
  Government Bond
  Portfolio
  (9,489 shares; cost --
   $101,867)............          --           --       --       --        97,452           --          --
 High Yield Bond
  Portfolio (6,039
  shares; cost --
   $48,465).............          --           --       --       --           --         47,590         --
 Total Return Bond
  Portfolio (11,367
  shares; cost --
   $114,144)............          --           --       --       --           --            --      112,418
Dividends Receivable....          --           --       --        25          361           283         329
Receivable from affili-
 ate....................          --           --       --       --           --            --          --
Receivable for units
 sold...................        1,862        1,621    1,457      --           839           --        1,073
                              -------       ------  -------    -----       ------        ------     -------
 Total assets...........       97,722       83,133  152,918    8,003       98,652        47,873     113,820
                              -------       ------  -------    -----       ------        ------     -------
Liabilities
Accrued expenses payable
 to affiliate (note 4)..           24           19       36        3           22            11          27
Payable for units with-
 drawn..................          --           --       --         7          --             36         --
                              -------       ------  -------    -----       ------        ------     -------
 Total liabilities......           24           19       36       10           22            47          27
                              -------       ------  -------    -----       ------        ------     -------
Net assets attributable
 to variable life poli-
 cyholders..............      $97,698       83,114  152,882    7,993       98,630        47,826     113,793
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 I .....................          --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type I...........      $   --           --       --       --           --            --          --
                              =======       ======  =======    =====       ======        ======     =======
Outstanding units: Type
 II ....................       16,503       16,297   19,328      723        8,682         4,802      10,197
                              =======       ======  =======    =====       ======        ======     =======
Net asset value per
 unit: Type II..........      $  5.92         5.10     7.91    11.06        11.36          9.96       11.16
                              =======       ======  =======    =====       ======        ======     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Statements of Operations

                                                     GE Investments Funds, Inc.
                         ---------------------------------------------------------------------------------------
                                S&P 500 Index Fund             Money Market Fund         Total Return Fund
                         ---------------------------------- -----------------------  ---------------------------
                             Year ended December 31,        Year ended December 31,   Year ended December 31,
                         ---------------------------------- -----------------------  ---------------------------
                            2001         2000       1999     2001    2000    1999      2001      2000     1999
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $   118,485      86,280     60,042 320,605 412,757 261,216    47,137   115,971   87,229
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      31,076      35,989     35,117  19,389  20,609  20,306    25,312    28,179   28,286
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............      46,372      30,208     13,313  39,781  27,583  17,608     4,620     2,179    1,377
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net investment income
 (expense)..............      41,037      20,083     11,612 261,435 364,565 223,302    17,205    85,613   57,566
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (241,043)    369,151    367,307     --      --        3   (69,715)   33,478   10,066
 Unrealized appreciation
  (depreciation) on
  investments...........  (1,390,103) (1,654,687)   797,281     --      --       (3) (168,952) (117,815) 319,427
 Capital gain
  distributions.........     142,797     197,387     82,915     --      --      --     22,821   175,795  102,400
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (1,488,349) (1,088,149) 1,247,503     --      --      --   (215,846)   91,458  431,893
                         -----------  ----------  --------- ------- ------- -------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(1,447,312) (1,068,066) 1,259,115 261,435 364,565 223,302  (198,641)  177,071  489,459
                         ===========  ==========  ========= ======= ======= =======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------------------
                           International Equity
                                   Fund              Real Estate Securities Fund      Global Income Fund
                         --------------------------  -----------------------------  -------------------------
                         Year ended December 31,       Year ended December 31,      Year ended December 31,
                         --------------------------  -----------------------------  -------------------------
                           2001      2000     1999     2001     2000       1999      2001     2000     1999
                         --------  --------  ------  ------------------  ---------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $  4,082     1,828     669    33,077    25,202     23,112      --       138    1,257
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............      816       799     792     2,787     2,295      2,004      350      276      258
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    1,937     1,361     531     2,929     1,614        839      603      337      141
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net investment income
 (expense)..............    1,329      (332)   (654)   27,361    21,293     20,269     (953)    (475)     858
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................  (23,637)    6,362   5,881    21,020    (2,380)   (14,908)    (439)  (1,161)    (128)
 Unrealized appreciation
  (depreciation) on
  investments...........  (69,841) (103,450) 34,706    25,627   129,283    (10,218)  (2,041)     548   (4,715)
 Capital gain
  distributions.........    1,787    53,038  16,048     9,374     2,638      1,216      --       --        95
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (91,691)  (44,050) 56,635    56,021   129,541    (23,910)  (2,480)    (613)  (4,748)
                         --------  --------  ------  -------- ---------  ---------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(90,362)  (44,382) 55,981    83,382   150,834     (3,641)  (3,433)  (1,088)  (3,890)
                         ========  ========  ======  ======== =========  =========  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ------------------------------------------------------------------------
                             Mid-Cap Value
                              Equity Fund             Income Fund           U.S. Equity Fund
                         ----------------------- ----------------------  ------------------------
                          Year ended December     Year ended December     Year ended December
                                  31,                     31,                     31,
                         ----------------------- ----------------------  ------------------------
                           2001     2000   1999   2001   2000    1999     2001     2000     1999
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Investment income:
 Income -- Ordinary
  dividends............. $  9,669   7,136  4,044 37,231 32,350   21,400    8,665    7,043   1,122
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    1,468   1,004    824  2,885  2,789    2,983      369      207      74
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    6,244   3,471  1,482  2,393    523       47    7,947    3,986     825
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net investment income
 (expense)..............    1,957   2,661  1,738 31,953 29,038   18,370      349    2,850     223
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   11,651  12,924 14,236  8,257 (1,516)     (78) (38,750)  11,564   2,835
 Unrealized appreciation
  (depreciation) on
  investments...........  (51,905) 26,637 22,084  4,061 18,549  (28,051) (64,708) (73,997)  6,670
 Capital gain
  distributions.........   49,463  26,834    --     --     --       662    4,651   47,509  10,093
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Net realized and
 unrealized gain (loss)
 on investments.........    9,209  66,395 36,320 12,318 17,033  (27,467) (98,807) (14,924) 19,598
                         --------  ------ ------ ------ ------  -------  -------  -------  ------
Increase (decrease) in
 net assets from
 operations............. $ 11,166  69,056 38,058 44,271 46,071   (9,097) (98,458) (12,074) 19,821
                         ========  ====== ====== ====== ======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                          GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------
                                                                                     Small-Cap
                            Premier Growth Equity Fund       Value Equity Fund   Value Equity Fund
                         ---------------------------------- ------------------- -------------------
                            Year ended        Period from       Period from         Period from
                           December 31,     June 9, 1999 to February 8, 2001 to February 6, 2001 to
                         -----------------   December 31,      December 31,        December 31,
                           2001     2000         1999              2001                2001
                         --------  -------  --------------- ------------------- -------------------
Investment income:
  Income -- Ordinary
   dividends............ $    899      731         124              414                  315
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............    1,078      922         103              --                   --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............    4,456    1,466         116              170                  278
                         --------  -------      ------             ----                -----
Net investment income
 (expense)..............   (4,635)  (1,657)        (95)             244                   37
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss) ..............  (31,948)   4,260         344             (235)                 138
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (63,850) (64,695)     13,285              381                5,001
  Capital gain
   distributions........   27,619   34,574       4,011              --                 2,827
                         --------  -------      ------             ----                -----
Net realized and
 unrealized gain (loss)
 on investments.........  (68,179) (25,861)     17,640              146                7,966
                         --------  -------      ------             ----                -----
Increase (decrease) in
 net assets from
 operations............. $(72,814) (27,518)     17,545              390                8,003
                         ========  =======      ======             ====                =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Oppenheimer Variable Account Funds
                         ---------------------------------------------------------------------------------------------
                               Bond Fund/VA         Capital Appreciation Fund/VA        Aggressive Growth Fund/VA
                         -------------------------  -------------------------------  ---------------------------------
                         Year ended December 31,       Year ended December 31,           Year ended December 31,
                         -------------------------  -------------------------------  ---------------------------------
                           2001    2000     1999       2001       2000      1999        2001        2000       1999
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Investment income:
 Income -- Ordinary
  dividends............. $ 60,057  50,243   21,896      34,724     6,375     11,323      48,679         --         --
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    3,717   3,141    3,043      27,622    31,916     24,680      28,381      50,940     30,929
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    2,980   1,368      683      12,183     7,014      2,409       7,219       5,264      1,422
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net investment income
 (expense)..............   53,360  45,734   18,170      (5,081)  (32,555)   (15,766)     13,079     (56,204)   (32,351)
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      283 (17,389)  (1,863)    (57,828)  341,073    205,534    (867,864)  1,589,430    393,176
 Unrealized appreciation
  (depreciation) on
  investments...........    1,054   6,329  (29,542) (1,272,757) (741,677) 1,083,816  (2,024,100) (2,708,169) 2,690,916
 Capital gain
  distributions.........      --      --     2,165     521,076   340,197    130,214     759,549     272,808        --
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........    1,337 (11,060) (29,240)   (809,509)  (60,407) 1,419,564  (2,132,415)   (845,931) 3,084,092
                         -------- -------  -------  ----------  --------  ---------  ----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $ 54,697  34,674  (11,070)   (814,590)  (92,962) 1,403,798  (2,119,336)   (902,135) 3,051,741
                         ======== =======  =======  ==========  ========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                                    Oppenheimer Variable Account
                          Oppenheimer Variable Account Funds (continued)              Funds -- Class 2 Shares
                         ------------------------------------------------------ ------------------------------------
                                                        Multiple Strategies     Global Securities Main Street Growth
                            High Income Fund/VA               Fund/VA                Fund/VA       & Income Fund/VA
                         ----------------------------  ------------------------ ----------------- ------------------
                                                        Year ended December        Period from       Period from
                          Year ended December 31,               31,              January 8, 2001   January 8, 2001
                         ----------------------------  ------------------------        to                 to
                           2001       2000     1999     2001     2000     1999  December 31, 2001 December 31, 2001
                         ---------  --------  -------  -------  -------  ------ ----------------- ------------------
Investment income:
Income -- Ordinary
 dividends.............. $ 300,155   218,695  129,252   51,792   46,491  30,217         122                 33
  Expenses -- Mortality
   and expense risk
   charges --
   Type I (note 4)......    12,831    12,726   13,177    6,390    6,140   5,751         --                 --
  Expenses -- Mortality
   and expense risk
   charges --
   Type II (note 4).....     8,610     3,016    1,187    3,619    1,591     766         572                592
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net investment income
 (expense)..............   278,714   202,953  114,888   41,783   38,760  23,700        (450)              (559)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............   (64,193)  (51,805)  (9,827) (16,984)   8,523  12,030      (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  (185,472) (245,369) (37,389) (74,627) (56,039) 16,700      (2,527)            (2,536)
  Capital gain
   distributions........       --        --       --    69,177   67,524  43,483       2,295                --
                         ---------  --------  -------  -------  -------  ------      ------             ------
Net realized and
 unrealized gain (loss)
 on investments.........  (249,665) (297,174) (47,216) (22,434)  20,008  72,213      (2,265)            (3,379)
                         ---------  --------  -------  -------  -------  ------      ------             ------
Increase (decrease) in
 net assets from
 operations............. $  29,049   (94,221)  67,672   19,349   58,768  95,913      (2,715)            (3,938)
                         =========  ========  =======  =======  =======  ======      ======             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                   Variable Insurance Products Fund
                         --------------------------------------------------------------------------------------------
                          Equity-Income Portfolio             Growth Portfolio               Overseas Portfolio
                         ----------------------------  ---------------------------------  ---------------------------
                          Year ended December 31,          Year ended December 31,         Year ended December 31,
                         ----------------------------  ---------------------------------  ---------------------------
                           2001      2000      1999       2001        2000       1999       2001      2000     1999
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 129,307  114,887   100,754       7,051      11,358     17,646   105,667    39,615   32,601
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    46,260   44,056    46,384      48,645      65,126     56,960    12,658    17,644   16,186
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............     8,705    5,349     2,894      14,289      10,565      3,167     1,423     1,235      579
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net investment income
 (expense)..............    74,342   65,482    51,476     (55,883)    (64,333)   (42,481)   91,586    20,736   15,836
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (18,170)  73,790   273,786    (617,911)    398,024    453,879  (138,056)   57,421  112,501
 Unrealized appreciation
  (depreciation) on
  investments...........  (877,761) (25,951) (193,819) (1,874,368) (2,754,089) 1,452,235  (619,667) (896,242) 685,935
 Capital gain
  distributions.........   363,289  432,830   224,259     662,803   1,130,176    864,641   167,022   249,470   53,190
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (532,642) 480,669   304,226  (1,829,476) (1,225,889) 2,770,755  (590,701) (589,351) 851,626
                         ---------  -------  --------  ----------  ----------  ---------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(458,300) 546,151   355,702  (1,885,359) (1,290,222) 2,728,274  (499,115) (568,615) 867,462
                         =========  =======  ========  ==========  ==========  =========  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Variable Insurance Products
                              Fund -- Service Class 2               Variable Insurance Products Fund II
                         --------------------------------- ---------------------------------------------------------
                          Equity-Income        Growth
                            Portfolio        Portfolio      Asset Manager Portfolio       Contrafund Portfolio
                         ---------------- ---------------- --------------------------- -----------------------------
                           Period from      Period from
                         January 24, 2001 January 24, 2001  Year ended December 31,      Year ended December 31,
                         to December 31,  to December 31,  --------------------------- -----------------------------
                               2001             2001         2001      2000     1999     2001       2000      1999
                         ---------------- ---------------- --------  --------  ------- --------  ----------  -------
Investment income:
 Income -- Ordinary
  dividends.............     $    30              --        180,444   157,145  153,442   47,416      17,425   18,437
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............         --               --         28,446    32,686   33,559   21,672      25,515   23,952
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............         680            1,483         1,757       970      439   20,537      15,249    6,221
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net investment income
 (expense)..............        (650)          (1,483)      150,241   123,489  119,444    5,207     (23,339) (11,736)
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (1,555)          (4,153)      (92,739)   23,604   64,747 (250,115)    120,743  354,876
 Unrealized appreciation
  (depreciation) on
  investments...........      (1,137)         (15,912)     (351,254) (739,967)  89,931 (758,337) (1,216,788) 425,779
 Capital gain
  distributions.........          86               30        67,666   370,224  195,289  167,353     632,524  135,201
                             -------          -------      --------  --------  ------- --------  ----------  -------
Net realized and
 unrealized gain (loss)
 on investments               (2,606)         (20,035)     (376,327) (346,139) 349,967 (841,099)   (463,521) 915,856
                             -------          -------      --------  --------  ------- --------  ----------  -------
Increase (decrease) in
 net assets from
 operations.............     $(3,256)         (21,518)     (226,086) (222,650) 469,411 (835,892)   (486,860) 904,120
                             =======          =======      ========  ========  ======= ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          Variable Insurance Products
                          Fund II --  Service Class 2               Variable Insurance Products Fund III
                         ------------------------------ ------------------------------------------------------------------
                              Contrafund Portfolio       Growth & Income Portfolio      Growth Opportunities Portfolio
                         ------------------------------ ------------------------------ -----------------------------------
                                         Period from
                          Year ended  December 26, 2000   Year ended December 31,          Year ended December 31,
                         December 31,  to December 31,  ------------------------------ -----------------------------------
                             2001           2000          2001       2000      1999       2001        2000        1999
                         ------------ ----------------- ---------  ---------  -------- ----------  -----------  ----------
Investment income:
 Income -- Ordinary
  dividends.............    $    1           --            16,081      9,297    2,804       1,448        5,618      3,049
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............       --            --             2,367      2,010    2,165         886        1,654      1,866
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............       508           --             6,944      5,584    2,516       2,018        1,724        866
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net investment income
 (expense)..............      (507)          --             6,770      1,703   (1,877)     (1,456)       2,240        317
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (796)           15          (48,530)     5,240   28,022     (47,931)     (20,425)    10,345
 Unrealized appreciation
  (depreciation) on
  investments...........     2,083           (14)        (134,587)  (104,078)  21,930     (19,350)    (101,453)    (1,242)
 Capital gain
  distributions.........         3           --            51,628     60,673    5,692         --        28,489      5,663
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........     1,290             1         (131,489)   (38,165)  55,644     (67,281)     (93,389)    14,766
                            ------           ---        ---------  ---------  -------  ----------  -----------  ---------
Increase (decrease) in
 net assets from
 operations.............    $  783             1         (124,719)   (36,462)  53,767     (68,737)     (91,149)    15,083
                            ======           ===        =========  =========  =======  ==========  ===========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Variable Insurance Products Fund III -- Service
                                                    Class 2
                                -----------------------------------------------
                                                               Growth & Income
                                      Mid Cap Portfolio           Portfolio
                                ------------------------------ ----------------
                                                Period from      Period from
                                 Year ended  December 26, 2000 January 18, 2001
                                December 31,  to December 31,  to December 31,
                                    2001           2000              2001
                                ------------ ----------------- ----------------
Investment income:
  Income -- Ordinary
   dividends...................    $  --            --                   1
  Expenses -- Mortality and
   expense risk charges -- Type
   I (note 4)..................       --            --                 --
  Expenses -- Mortality and
   expense risk charges -- Type
   II (note 4).................       277           --                 389
                                   ------           ---             ------
Net investment income
 (expense).....................      (277)          --                (388)
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments:
  Net realized gain (loss).....      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments.................     5,221           (13)              (800)
  Capital gain distributions...       --            --                   3
                                   ------           ---             ------
Net realized and unrealized
 gain (loss) on investments....     5,024             2             (1,256)
                                   ------           ---             ------
Increase (decrease) in net
 assets from operations........    $4,747             2             (1,644)
                                   ======           ===             ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Federated Insurance Series
                         -------------------------------------------------------------------------------
                            American Leaders           High Income Bond
                                 Fund II                    Fund II                Utility Fund II
                         -------------------------  -------------------------  -------------------------
                         Year ended December 31,    Year ended December 31,    Year ended December 31,
                         -------------------------  -------------------------  -------------------------
                           2001     2000    1999     2001     2000     1999     2001     2000     1999
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Investment income:
 Income -- Ordinary
  dividends............. $ 10,434   5,560    3,192   43,741   30,830   15,467   15,059   11,457    6,452
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    2,314   2,080    1,774    1,622    1,346    1,149    1,479    1,623    1,634
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    3,321   2,274    1,482    1,592    1,092      583    1,870    1,209      602
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net investment income
 (expense)..............    4,799   1,206      (64)  40,527   28,392   13,735   11,710    8,625    4,216
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (8,386) (5,539)   8,624  (19,309) (12,093)  (2,384) (12,211)     973    3,277
 Unrealized appreciation
  (depreciation) on
  investments...........  (44,740)  1,613  (17,252) (24,033) (51,127) (10,198) (70,258) (57,701) (16,132)
 Capital gain
  distributions.........    4,548  16,824   32,275      --       --     1,345      --     7,615   12,525
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (48,578) 12,898   23,647  (43,342) (63,220) (11,237) (82,469) (49,113)    (330)
                         --------  ------  -------  -------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets from
 operations............. $(43,779) 14,104   23,583   (2,815) (34,828)   2,498  (70,759) (40,488)   3,886
                         ========  ======  =======  =======  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              Federated Insurance
                  Federated Insurance Series       Series --
                          (continued)            Service Shares                     Alger American Fund
                  --------------------------- ------------------- ------------------------------------------------------------
                  International Small Company  High Income Bond      Small Capitalization
                            Fund II                 Fund II                Portfolio              LargeCap Growth Portfolio
                  --------------------------- ------------------- -----------------------------  -----------------------------
                          Period from             Period from
                      February 6, 2001 to      March 27, 2001 to    Year ended December 31,        Year ended December 31,
                         December 31,            December 31,     -----------------------------  -----------------------------
                             2001                    2001           2001       2000      1999      2001       2000      1999
                  --------------------------- ------------------- --------  ----------  -------  --------  ----------  -------
Investment
 income:
 Income --
   Ordinary
  dividends......            $--                      --               743         --       --     10,186         --     2,264
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....             --                      --             6,426      11,091    9,129    13,924      15,002   13,062
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....              34                     118            4,203       3,875    1,012    18,454      13,147    4,272
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net investment
 income
 (expense).......             (34)                   (118)          (9,886)    (14,966) (10,141)  (22,192)    (28,149) (15,070)
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....             (40)                    (78)        (525,268)      2,186   (6,385) (640,911)     33,463  390,753
 Unrealized
  appreciation
  (depreciation)
  on
  investments....             404                    (419)         (54,181) (1,371,045) 405,230  (576,288) (1,302,238)  99,476
 Capital gain
  distributions..             --                      --                --     735,999  183,620   552,329     513,858  224,152
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Net realized and
 unrealized gain
 (loss) on
 investments.....             364                    (497)        (579,449)   (632,860) 582,465  (664,870)   (754,917) 714,381
                             ----                    ----         --------  ----------  -------  --------  ----------  -------
Increase
 (decrease) in
 net assets from
 operations......            $330                    (615)        (589,335)   (647,826) 572,324  (687,062)   (783,066) 699,311
                             ====                    ====         ========  ==========  =======  ========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  PBHG Insurance Series Fund, Inc.
                         --------------------------------------------------------
                           PBHG Large Cap Growth
                                 Portfolio            PBHG Growth II Portfolio
                           ---------------------      ---------------------------
                          Year ended December 31,      Year ended December 31,
                         ---------------------------  ---------------------------
                           2001       2000     1999     2001      2000     1999
                         ---------  --------  ------  --------  --------  -------
Investment income:
Income -- Ordinary
 dividends.............. $     --        --      --        --        --       --
Expenses -- Mortality
 and expense risk
 charges -- Type I
 (note 4)...............     2,481     2,179     606     1,849     2,932      569
Expenses -- Mortality
 and expense risk
 charges -- Type II
 (note 4)...............     3,443     1,291     209     3,690     3,508      410
                         ---------  --------  ------  --------  --------  -------
Net investment income
 (expense)..............    (5,924)   (3,470)   (815)   (5,539)   (6,440)    (979)
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments:
Net realized gain
 (loss).................  (126,586)   26,713   5,563  (317,919)  (39,454)  34,202
Unrealized appreciation
 (depreciation) on
 investments............  (194,777) (140,754) 71,826  (176,939) (379,884)  81,393
Capital gain
 distributions..........       --     16,716     --        --     24,260      --
                         ---------  --------  ------  --------  --------  -------
Net realized and
 unrealized gain (loss)
 on investments.........  (321,363)  (97,325) 77,389  (494,858) (395,078) 115,595
                         ---------  --------  ------  --------  --------  -------
Increase (decrease) in
 net assets from
 operations............. $(327,287) (100,795) 76,574  (500,397) (401,518) 114,616
                         =========  ========  ======  ========  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                         Janus Aspen Series
                  -------------------------------------------------------------------------------------------------------
                    Aggressive Growth Portfolio             Growth Portfolio              Worldwide Growth Portfolio
                  ---------------------------------- ---------------------------------  ---------------------------------
                      Year ended December 31,            Year ended December 31,            Year ended December 31,
                  ---------------------------------- ---------------------------------  ---------------------------------
                     2001         2000       1999       2001        2000       1999        2001        2000       1999
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Investment
 income:
 Income --
   Ordinary
  dividends...... $       --          --      65,274      1,516       5,764     10,964      23,897      17,398     11,433
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....      21,231      41,861     24,955     23,882      32,961     25,172      37,670      53,602     38,848
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  II (note 4)....      18,366      24,298      6,757     24,469      20,783      5,821      28,526      23,434      6,863
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net investment
 income
 (expense).......     (39,597)    (66,159)    33,562    (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....  (2,163,009)  1,590,590    861,331   (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (945,349) (6,150,760) 3,141,869 (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..         --    1,036,376    111,141     16,402     582,454     21,779      21,135     873,121        --
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Net realized and
 unrealized gain
 (loss) on
 investments.....  (3,108,358) (3,523,794) 4,114,341 (1,986,096) (1,342,736) 1,730,198  (2,513,129) (2,029,374) 3,671,003
                  -----------  ----------  --------- ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations...... $(3,147,955) (3,589,953) 4,147,903 (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                  ===========  ==========  ========= ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Janus Aspen Series (continued)
                         --------------------------------------------------------------------------------------------
                             Balanced Portfolio       Flexible Income Portfolio    International Growth Portfolio
                         ---------------------------- ---------------------------  ----------------------------------
                          Year ended December 31,      Year ended December 31,         Year ended December 31,
                         ---------------------------- ---------------------------  ----------------------------------
                           2001       2000     1999     2001     2000      1999       2001        2000       1999
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ----------
Investment income:
 Income -- Ordinary
  dividends............. $  71,790    37,643   43,936   14,946    5,264    12,568      10,773       9,018      2,819
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............    13,094    11,335    9,328      763      522       715       6,476       8,171      4,231
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............    23,448    10,397    3,366    2,602    1,197       511      12,735      12,438      4,585
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net investment income
 (expense)..............    35,248    15,911   31,242   11,581    3,545    11,342      (8,438)    (11,591)    (5,997)
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   (31,657)   99,542   79,219    3,126   (3,171)   (1,786)   (248,523)    242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........  (345,870) (526,341) 321,542      518    6,251    (8,109)   (518,693)   (990,444)   923,354
 Capital gain
  distributions.........    67,312   288,437      --    14,150    7,790       566      18,619     133,743        --
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (310,215) (138,362) 400,761   17,794   10,870    (9,329)   (748,597)   (614,281)   977,508
                         ---------  --------  ------- -------- --------  --------  ----------  ----------  ---------
Increase (decrease) in
 net assets from
 operations............. $(274,967) (122,451) 432,003   29,375   14,415     2,013    (757,035)   (625,872)   971,511
                         =========  ========  ======= ======== ========  ========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series
                                                        (continued)
                                                ------------------------------
                                                    Capital Appreciation
                                                         Portfolio
                                                ------------------------------
                                                  Year ended December 31,
                                                ------------------------------
                                                  2001        2000      1999
                                                ---------  ----------  -------
Investment income:
  Income -- Ordinary dividends................. $  14,349      18,596      509
  Expenses -- Mortality and expense risk
   charges -- Type I (note 4)..................     3,909       5,528    3,352
  Expenses -- Mortality and expense risk
   charges -- Type II (note 4).................    19,036      16,675    4,381
                                                ---------  ----------  -------
Net investment income (expense)................    (8,596)     (3,607)  (7,224)
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments:
  Net realized gain (loss).....................  (389,507)    187,808   82,791
  Unrealized appreciation (depreciation) on
   investments.................................  (485,835) (1,022,359) 513,292
  Capital gain distributions...................    25,976      23,952    5,853
                                                ---------  ----------  -------
Net realized and unrealized gain (loss) on
 investments...................................  (849,366)   (810,599) 601,936
                                                ---------  ----------  -------
Increase (decrease) in net assets from
 operations.................................... $(857,962)   (814,206) 594,712
                                                =========  ==========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                 Janus Aspen Series -- Service Shares
                  --------------------------------------------------------------------------------------------------------
                                                                       Aggressive    Capital     Worldwide   International
                    Global Life Sciences        Global Technology        Growth    Appreciation    Growth       Growth
                          Portfolio                 Portfolio          Portfolio    Portfolio    Portfolio     Portfolio
                  ------------------------- ------------------------- ------------ ------------ ------------ -------------
                               Period from               Period from  Period from  Period from  Period from   Period from
                                 May 29,                    May 4,    January 24,  January 24,  January 24,   February 8,
                   Year ended    2000 to     Year ended    2000 to      2001 to      2001 to      2001 to       2001 to
                  December 31, December 31, December 31, December 31, December 31, December 31, December 31, December 31,
                      2001         2000         2001         2000         2001         2001         2001         2001
                  ------------ ------------ ------------ ------------ ------------ ------------ ------------ -------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $    --          --           --           827          --           223          106          161
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......        336         134          311          178          --           --           --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......      1,036         195          557          219          421          320          571          478
                    --------      ------      -------      -------      -------       ------      -------       ------
Net investment
 income
 (expense).......     (1,372)       (329)        (868)         430         (421)         (97)        (465)        (317)
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (11,785)        268      (35,371)      (3,121)      (3,531)      (1,703)      (2,767)      (1,167)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (21,957)     13,723      (26,150)     (58,896)     (15,833)      (5,044)      (9,532)      (8,121)
 Capital gain
  distributions..        --          --           886          --           --           268          202          464
                    --------      ------      -------      -------      -------       ------      -------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (33,742)     13,991      (60,635)     (62,017)     (19,364)      (6,479)     (12,097)      (8,824)
                    --------      ------      -------      -------      -------       ------      -------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(35,114)     13,662      (61,503)     (61,587)     (19,785)      (6,576)     (12,562)      (9,141)
                    ========      ======      =======      =======      =======       ======      =======       ======
                    Balanced      Growth
                   Portfolio    Portfolio
                  ------------ ------------
                  Period from  Period from
                   January 8,  February 9,
                    2001 to      2001 to
                  December 31, December 31,
                      2001         2001
                  ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......     4,780          --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type I
  (note 4).......       --           --
 Expenses --
   Mortality and
  expense risk
  charges --
   Type II
  (note 4).......     1,801          471
                  ------------ ------------
Net investment
 income
 (expense).......     2,979         (471)
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,637)      (2,304)
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,116)     (14,119)
 Capital gain
  distributions..     2,481          169
                  ------------ ------------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (7,272)     (16,254)
                  ------------ ------------
Increase
 (decrease) in
 net assets from
 operations......    (4,293)     (16,725)
                  ============ ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                 Goldman Sachs Variable Insurance Trust
                               -----------------------------------------------
                                    Growth and
                                   Income Fund           Mid Cap Value Fund
                               ----------------------  -----------------------
                                    Year ended               Year ended
                                   December 31,             December 31,
                               ----------------------  -----------------------
                                 2001     2000   1999   2001    2000     1999
                               --------  ------  ----  ------- -------  ------
Investment income:
Income -- Ordinary
 dividends...................  $    557     427   242   11,248   3,725   3,355
Expenses -- Mortality and
 expense risk charges -- Type
 I (note 4)..................        30      11     3    1,780   1,012     293
Expenses -- Mortality and
 expense risk charges -- Type
 II (note 4).................       783     535   112    4,658   1,161     448
                               --------  ------  ----  ------- -------  ------
Net investment income
 (expense)...................      (256)   (119)  127    4,810   1,552   2,614
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments:
Net realized gain (loss).....    (3,274)    480   585   36,070 (24,105)     87
Unrealized appreciation
 (depreciation) on
 investments.................    (7,580) (5,835) (222)   3,206  73,668  (2,647)
Capital gain distributions...       --      --    --    58,096  12,030     --
                               --------  ------  ----  ------- -------  ------
Net realized and unrealized
 gain (loss) on investments..   (10,854) (5,355)  363   97,372  61,593  (2,560)
                               --------  ------  ----  ------- -------  ------
Increase (decrease) in net
 assets from operations......  $(11,110) (5,474)  490  102,182  63,145      54
                               ========  ======  ====  ======= =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                   Salomon Brothers Variable Series Funds Inc.
                         --------------------------------------------------------------------------
                         Strategic Bond Fund       Investors Fund         Total Return Fund
                         ----------------------  --------------------- ----------------------------
                              Year ended             Year ended
                             December 31,           December 31,       Year ended December 31,
                         ----------------------  --------------------- ----------------------------
                          2001    2000    1999    2001     2000   1999  2001       2000      1999
                         -------  -----  ------  -------  ------  ---- --------  ---------  -------
Investment income:
 Income -- Ordinary
  dividends............. $11,601  5,918   2,773    5,735   2,505   44     1,304        210      27
 Expenses -- Mortality
  and expense risk
  charges -- Type I
  (note 4)..............     112      5     --     1,853     155   14        77         23       4
 Expenses -- Mortality
  and expense risk
  charges -- Type II
  (note 4)..............   1,283    542     163    2,985     644    6       192          4     --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net investment income
 (expense)..............  10,206  5,371   2,610      897   1,706   24     1,035        183      23
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................   1,040    490       3   (6,871)   (538)  22       (93)      (785)     (1)
 Unrealized appreciation
  (depreciation) on
  investments...........    (656)  (671) (1,908) (46,707) (3,818) 232      (356)      (349)    (37)
 Capital gain
  distributions.........     --     --      --     7,551  10,551  --        --         --      --
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Net realized and
 unrealized gain (loss)
 on investments.........     384   (181) (1,905) (46,027)  6,195  254      (449)    (1,134)    (38)
                         -------  -----  ------  -------  ------  ---  --------  ---------  ------
Increase (decrease) in
 net assets from
 operations............. $10,590  5,190     705  (45,130)  7,901  278       586       (951)    (15)
                         =======  =====  ======  =======  ======  ===  ========  =========  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                         -------------------------------------------------------------
                              The Dreyfus Socially      Dreyfus Investment Portfolios-
                         Responsible Growth Fund, Inc.    Emerging Markets Portfolio
                         ------------------------------ ------------------------------
                                                                 Period from
                                         Period from            April 6, 2001
                          Year ended  December 26, 2000               to
                         December 31,        to                  December 31,
                             2001     December 31, 2000              2001
                         ------------ ----------------- ------------------------------
Investment income:
  Income -- Ordinary
   dividends............   $    15           --                       37
  Expenses -- Mortality
   and expense risk
   charges -- Type I
   (note 4).............       --            --                      --
  Expenses -- Mortality
   and expense risk
   charges -- Type II
   (note 4).............        97           --                       18
                           -------           ---                     ---
Net investment income
 (expense)..............       (82)          --                       19
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............      (728)           15                     (18)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (1,305)          (14)                    383
  Capital gain
   distributions........       --            --                      --
                           -------           ---                     ---
Net realized and
 unrealized gain (loss)
 on investments.........    (2,033)            1                     365
                           -------           ---                     ---
Increase (decrease) in
 net assets from
 operations.............   $(2,115)            1                     384
                           =======           ===                     ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                            MFS Variable Insurance Trust                      Rydex Variable Trust
                         ------------------------------------------------------------------ -------------------------
                                                   MFS Investors MFS Investors     MFS
                                                   Growth Stock      Trust       Utility
                         MFS New Discovery Series     Series        Series        Series            OTC Fund
                         ------------------------- ------------- ------------- ------------ -------------------------
                                      Period from   Period from   Period from  Period from               Period from
                                      December 26,  January 23,  February 14,   March 14,                December 26,
                          Year ended    2000 to       2001 to       2001 to      2001 to     Year ended    2000 to
                         December 31, December 31, December 31,  December 31,  December 31, December 31, December 31,
                             2001         2000         2001          2001          2001         2001         2000
                         ------------ ------------ ------------- ------------- ------------ ------------ ------------
Investment income:
 Income -- Ordinary
  dividends.............    $  --         --               3            35         2,118          --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type I (note 4)......       --         --             --            --            --           --         --
 Expenses -- Mortality
  and expense risk
  charges --
   Type II (note 4).....       148        --             136           219           652           77        --
                            ------        ---          -----        ------       -------       ------        ---
Net investment income
 (expense)..............      (148)       --            (133)         (184)        1,466          (77)       --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (261)        15           (319)         (331)       (4,518)        (710)        10
 Unrealized appreciation
  (depreciation) on
  investments...........     5,912        (13)         3,183        (1,568)      (30,109)        (657)       (10)
 Capital gain
  distributions.........        23        --              34           190         5,580          --         --
                            ------        ---          -----        ------       -------       ------        ---
Net realized and
 unrealized gain (loss)
 on investments.........     5,674          2          2,898        (1,709)      (29,047)      (1,367)       --
                            ------        ---          -----        ------       -------       ------        ---
Increase (decrease) in
 net assets from
 operations.............    $5,526          2          2,765        (1,893)      (27,581)      (1,444)       --
                            ======        ===          =====        ======       =======       ======        ===

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                Alliance Variable Products Series Fund, Inc.
                             ---------------------------------------------------
                                                        Growth and
                                                          Income       Quasar
                             Premier Growth Portfolio   Portfolio    Portfolio
                             ------------------------- ------------ ------------
                                          Period from  Period from  Period from
                                          December 26, February 6,  February 8,
                              Year ended    2000 to      2001 to      2001 to
                             December 31, December 31, December 31, December 31,
                                 2001         2000         2001         2001
                             ------------ ------------ ------------ ------------
Investment income:
  Income -- Ordinary
   dividends...............    $   --         --             865         --
  Expenses -- Mortality and
   expense risk charges --
    Type I (note 4)........        --         --             --          --
  Expenses -- Mortality and
   expense risk charges --
    Type II (note 4).......        478        --           1,268          87
                               -------        ---         ------        ----
Net investment income
 (expense).................       (478)       --            (403)        (87)
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments:
  Net realized gain
   (loss)..................     (1,431)        15         (1,604)       (723)
  Unrealized appreciation
   (depreciation) on
   investments.............     (8,996)       (15)        (7,562)       (488)
  Capital gain
   distributions...........      4,460        --           6,702         391
                               -------        ---         ------        ----
Net realized and unrealized
 gain (loss) on
 investments...............     (5,967)       --          (2,464)       (820)
                               -------        ---         ------        ----
Increase (decrease) in net
 assets from operations....    $(6,445)       --          (2,867)       (907)
                               =======        ===         ======        ====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                          AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                  --------------------------------------------------- ------------------------------------------------------
                                                           AIM V.I.                   Long-Term     High Yield  Total Return
                      AIM V.I. Capital        AIM V.I.      Value     Foreign Bond U.S. Government     Bond         Bond
                      Appreciation Fund     Growth Fund      Fund      Portfolio   Bond Portfolio   Portfolio    Portfolio
                  ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                               Period from  Period from  Period from                 Period from   Period from  Period from
                               December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                   Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                  December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                      2001         2000         2001         2001         2001          2001           2001         2001
                  ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Investment
 income:
 Income --
   Ordinary
  dividends......   $   --         --             186          185        119           1,668          1,655        1,664
 Expenses --
   Mortality and
  expense risk
  charges -- Type
  I (note 4).....       --         --             --           --         --              --             --           --
 Expenses --
  Mortality and
  expense risk
  charges -- Type
  II (note 4)....       308        --             321          488         25             255            150          275
                    -------        ---         ------       ------        ---          ------         ------       ------
Net investment
 income
 (expense).......      (308)       --            (135)        (303)        94           1,413          1,505        1,389
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments:
 Net realized
  gain (loss)....    (1,557)        15         (1,284)      (1,319)        16              34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (8,874)       (14)        (6,274)      (5,561)        35          (4,415)          (875)      (1,726)
 Capital gain
  distributions..     7,510        --             --         2,806        --            3,287            --         2,082
                    -------        ---         ------       ------        ---          ------         ------       ------
Net realized and
 unrealized gain
 (loss) on
 investments.....    (2,921)         1         (7,558)      (4,074)        51          (1,094)        (1,075)         432
                    -------        ---         ------       ------        ---          ------         ------       ------
Increase
 (decrease) in
 net assets from
 operations......   $(3,229)         1         (7,693)      (4,377)       145             319            430        1,821
                    =======        ===         ======       ======        ===          ======         ======       ======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                      Statements of Changes in Net Assets

                                                       GE Investments Funds, Inc.
                   ----------------------------------------------------------------------------------------------------------
                          S&P 500 Index Fund                    Money Market Fund                  Total Return Fund
                   -----------------------------------  -----------------------------------  --------------------------------
                        Year ended December 31,              Year ended December 31,            Year ended December 31,
                   -----------------------------------  -----------------------------------  --------------------------------
                       2001         2000       1999        2001        2000         1999        2001       2000       1999
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $     41,037      20,083     11,612     261,435      364,565     223,302      17,205     85,613     57,566
 Net realized
  gain (loss)....      (241,043)    369,151    367,307         --           --            3     (69,715)    33,478     10,066
 Unrealized
  appreciation
  (depreciation)
  on
  investments....    (1,390,103) (1,654,687)   797,281         --           --           (3)   (168,952)  (117,815)   319,427
 Capital gain
  distributions..       142,797     197,387     82,915         --           --          --       22,821    175,795    102,400
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from
   operations....    (1,447,312) (1,068,066) 1,259,115     261,435      364,565     223,302    (198,641)   177,071    489,459
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums....     3,715,507   3,412,694  2,348,331  10,363,439   13,180,675   7,117,726     473,317    333,781    251,092
 Loan interest...        (5,026)     (5,227)      (199)     (1,929)      (6,351)        132      (1,352)       (65)      (279)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..        (3,222)    (12,065)   (10,568)    (18,829)        (649)        --      (14,229)       --     (16,660)
 Surrenders......      (343,512)   (367,160)  (226,385)   (525,461)    (291,605)   (143,091) (2,358,024)   (45,274)   (23,097)
 Loans...........      (118,177)    (33,079)  (147,819)   (416,073)    (441,223)   (382,888)    (66,062)   (29,824)   (24,984)
 Cost of
  insurance and
  administrative
  expense (note
  4).............    (1,287,498)   (961,590)  (761,285)   (973,595)    (700,630)   (488,436)   (445,803)  (403,065)  (406,244)
 Transfer gain
  (loss) and
  transfer fees..        (8,482)      1,907     (1,620)     28,566        4,166      (7,217)        468     (1,634)      (706)
 Transfers (to)
  from the
  Guarantee
  Account........           --           96        --          --           --          --          --         --         --
 Interfund
  transfers......       765,706     808,447    702,040  (6,345,494) (10,036,753) (5,024,217)     29,095     67,090    (27,330)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     2,715,296   2,844,023  1,902,495   2,110,624    1,707,630   1,072,009  (2,382,590)   (78,991)  (248,208)
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Increase
 (decrease) in
 net assets......     1,267,984   1,775,957  3,161,610   2,372,059    2,072,195   1,295,311  (2,581,231)    98,080    241,251
Net assets at
 beginning of
 year............    10,245,247   8,469,290  5,307,680   7,439,097    5,366,902   4,071,591   4,417,034  4,318,954  4,077,703
                   ------------  ----------  ---------  ----------  -----------  ----------  ----------  ---------  ---------
Net assets at end
 of period.......  $ 11,513,231  10,245,247  8,469,290   9,811,156    7,439,097   5,366,902   1,835,803  4,417,034  4,318,954
                   ============  ==========  =========  ==========  ===========  ==========  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                           GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------
                                                       Real Estate Securities
                          International Equity Fund             Fund                Global Income Fund
                          ---------------------------  -------------------------  ------------------------
                                                                                   Year ended December
                           Year ended December 31,     Year ended December 31,             31,
                          ---------------------------  -------------------------  ------------------------
                            2001      2000     1999     2001     2000     1999     2001     2000     1999
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,329      (332)    (654)  27,361   21,293   20,269     (953)    (475)    858
 Net realized gain
  (loss)................   (23,637)    6,362    5,881   21,020   (2,380) (14,908)    (439)  (1,161)   (128)
 Unrealized appreciation
  (depreciation) on
  investments...........   (69,841) (103,450)  34,706   25,627  129,283  (10,218)  (2,041)     548  (4,715)
 Capital gain
  distributions.........     1,787    53,038   16,048    9,374    2,638    1,216      --       --       95
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   operations...........   (90,362)  (44,382)  55,981   83,382  150,834   (3,641)  (3,433)  (1,088) (3,890)
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
From capital
 transactions:
 Net premiums...........   163,122   137,598  152,398  180,106  134,428  121,762   49,071   28,092  23,325
 Loan interest..........        94        (1)      14      (39)      28       47      --       --      --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --        --    (7,573)  (5,470)     --   (11,787)     --       --      --
 Surrenders.............     1,521   (23,625)     (86) (27,417)  (7,402)  (1,244)    (231)     --   (1,142)
 Loans..................    (2,509)   (2,706) (24,626)  (1,285)  (6,672) (51,101)    (168)     --      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (35,400)  (28,911)     (40) (94,415) (54,400)     (90) (13,499)  (8,183) (5,884)
 Transfer gain (loss)
  and transfer fees.....      (407)    2,417      --      (120)      71      --        12       (5)     66
 Transfers (to) from the
  Guarantee Account.....       --        --       --       --       --       --       --       --      --
 Interfund transfers....    25,090    60,560  (27,880) 129,420   68,374   22,778    3,620   (1,609) 37,663
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   151,511   145,332   92,207  180,780  134,427   80,365   38,805   18,295  54,028
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Increase (decrease) in
 net assets.............    61,149   100,950  148,188  264,162  285,261   76,724   35,372   17,207  50,138
Net assets at beginning
 of year................   364,887   263,937  115,749  706,031  420,770  344,046  103,476   86,269  36,131
                          --------  --------  -------  -------  -------  -------  -------  -------  ------
Net assets at end of
 period.................  $426,036   364,887  263,937  970,193  706,031  420,770  138,848  103,476  86,269
                          ========  ========  =======  =======  =======  =======  =======  =======  ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                              GE Investments Funds, Inc. (continued)
                          --------------------------------------------------------------------------------------
                          Mid-Cap Value Equity Fund           Income Fund               U.S. Equity Fund
                          ----------------------------  -------------------------  -----------------------------
                           Year ended December 31,      Year ended December 31,      Year ended December 31,
                          ----------------------------  -------------------------  -----------------------------
                             2001      2000     1999     2001     2000     1999      2001       2000      1999
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    1,957    2,661    1,738   31,953   29,038   18,370        349      2,850      223
 Net realized gain
  (loss)................      11,651   12,924   14,236    8,257   (1,516)     (78)   (38,750)    11,564    2,835
 Unrealized appreciation
  (depreciation) on
  investments...........     (51,905)  26,637   22,084    4,061   18,549  (28,051)   (64,708)   (73,997)   6,670
 Capital gain
  distributions.........      49,463   26,834      --       --       --       662      4,651     47,509   10,093
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........      11,166   69,056   38,058   44,271   46,071   (9,097)   (98,458)   (12,074)  19,821
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
From capital
 transactions:
 Net premiums...........     440,256  261,618  219,094  218,541   91,288   68,061    339,189  1,015,166  137,612
 Loan interest..........         720     (171)     (57)     241       60       11     (3,354)        (4)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........      (9,928) (11,287) (10,051)     --    (2,340)     --        (413)       --       --
 Surrenders.............      (6,251)    (995)  (4,932) (19,467) (11,208)  (3,866)    (7,880)       (48)    (462)
 Loans..................      (4,587)  (2,425) (20,880) (65,525)  (8,163)  (2,087)    (8,626)  (245,449)     --
 Cost of insurance and
  administrative expense
  (note 4)..............    (122,026) (61,515) (40,864) (62,355) (37,715) (34,405)  (110,537)   (57,642) (26,579)
 Transfer gain (loss)
  and transfer fees.....      (5,375)  (7,220)  (8,769)     540     (391)    (166)    (3,744)   (39,714)  (9,921)
 Transfers (to) from the
  Guarantee Account.....         --       --       --       --       --       --         --         --       --
 Interfund transfers....     314,907  (12,847) 167,398  109,924   60,679  (45,407)   142,407    111,757   38,985
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     607,716  165,158  300,939  181,899   92,210  (17,859)   347,042    784,066  139,635
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Increase (decrease) in
 net assets.............     618,882  234,214  338,997  226,170  138,281  (26,956)   248,584    813,349  168,918
Net assets at beginning
 of year................     785,557  551,343  212,346  544,869  406,588  433,544  1,033,212    219,863   50,945
                          ----------  -------  -------  -------  -------  -------  ---------  ---------  -------
Net assets at end of
 period.................  $1,404,439  785,557  551,343  771,039  544,869  406,588  1,281,796  1,033,212  219,863
                          ==========  =======  =======  =======  =======  =======  =========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                       GE Investments Funds, Inc. (continued)
                         ---------------------------------------------------------------------
                                                               Value Equity   Small-Cap Value
                            Premier Growth Equity Fund             Fund         Equity Fund
                         ----------------------------------- ---------------- ----------------
                            Year ended         Period from     Period from      Period from
                           December 31,      June 9, 1999 to February 8, 2001 February 6, 2001
                         ------------------   December 31,   to December 31,  to December 31,
                           2001      2000         1999             2001             2001
                         ---------  -------  --------------- ---------------- ----------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $  (4,635)  (1,657)         (95)            244               37
  Net realized gain
   (loss)...............   (31,948)   4,260          344            (235)             138
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (63,850) (64,695)      13,285             381            5,001
  Capital gain
   distributions........    27,619   34,574        4,011             --             2,827
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       operations.......   (72,814) (27,518)      17,545             390            8,003
                         ---------  -------      -------          ------          -------
From capital
 transactions:
  Net premiums..........   452,145  310,829       35,871          63,094           88,486
  Loan interest.........      (442)     (22)         --              --               --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --       --           --              --               --
    Surrenders..........    (6,043) (22,123)         --              --               --
    Loans...............   (22,764)  (7,398)         --              --            (1,095)
    Cost of insurance
     and administrative
     expense (note 4)...  (143,575) (57,487)      (5,472)         (6,363)          (8,524)
    Transfer gain (loss)
     and transfer fees..    (2,700)     227        1,248            (199)          (1,564)
    Transfers (to) from
     the Guarantee
     Account............       --       --           --              --               --
  Interfund transfers...   124,023  283,767       88,483          18,310           19,639
                         ---------  -------      -------          ------          -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   400,644  507,793      120,130          74,842           96,942
                         ---------  -------      -------          ------          -------
Increase (decrease) in
 net assets.............   327,830  480,275      137,675          75,232          104,945
Net assets at beginning
 of year................   617,950  137,675          --              --               --
                         ---------  -------      -------          ------          -------
Net assets at end of
 period................. $ 945,780  617,950      137,675          75,232          104,945
                         =========  =======      =======          ======          =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Oppenheimer Variable Account Funds
                          --------------------------------------------------------------
                                 Bond Fund/VA            Capital Appreciation Fund/VA
                          ----------------------------  --------------------------------
                           Year ended December 31,         Year ended December 31,
                          ----------------------------  --------------------------------
                             2001      2000     1999       2001       2000       1999
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   53,360   45,734   18,170      (5,081)   (32,555)   (15,766)
 Net realized gain
  (loss)................         283  (17,389)  (1,863)    (57,828)   341,073    205,534
 Unrealized appreciation
  (depreciation) on
  investments...........       1,054    6,329  (29,542) (1,272,757)  (741,677) 1,083,816
 Capital gain
  distributions.........         --       --     2,165     521,076    340,197    130,214
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........      54,697   34,674  (11,070)   (814,590)   (92,962) 1,403,798
                          ----------  -------  -------  ----------  ---------  ---------
From capital
 transactions:
 Net premiums...........     189,923  154,114  148,327   1,071,529  1,083,344    823,296
 Loan interest..........        (546)    (422)      18      (4,811)    (2,064)      (802)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --      (711)     --      (12,006)       --      (3,528)
 Surrenders.............     (22,364) (29,789) (13,864)    (94,578)  (210,937)  (104,939)
 Loans..................      (2,681)  (6,652)    (838)    (75,457)   (41,303)   (44,498)
 Cost of insurance and
  administrative expense
  (note 4)..............    (103,621) (64,402) (63,471)   (471,327)  (358,047)  (302,052)
 Transfer gain (loss)
  and transfer fees.....         688     (231)     211      (2,636)     6,844       (383)
 Transfers (to) from the
  Guarantee Account.....         --       --       --          --         135        --
 Interfund transfers....     254,818    6,376  108,262     381,762    247,162    (28,758)
                          ----------  -------  -------  ----------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     316,217   58,283  178,645     792,476    725,134    338,336
                          ----------  -------  -------  ----------  ---------  ---------
Increase (decrease) in
 net assets.............     370,914   92,957  167,575     (22,114)   632,172  1,742,134
Net assets at beginning
 of year................     730,981  638,024  470,449   5,603,179  4,971,007  3,228,873
                          ----------  -------  -------  ----------  ---------  ---------
Net assets at end of
 period.................  $1,101,895  730,981  638,024   5,581,065  5,603,179  4,971,007
                          ==========  =======  =======  ==========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                  Oppenheimer Variable Account Funds (continued)
                          -------------------------------------------------------------------
                             Aggressive Growth Fund/VA             High Income Fund/VA
                          ----------------------------------  -------------------------------
                              Year ended December 31,            Year ended December 31,
                          ----------------------------------  -------------------------------
                             2001         2000       1999       2001       2000       1999
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    13,079     (56,204)   (32,351)   278,714    202,953    114,888
 Net realized gain
  (loss)................     (867,864)  1,589,430    393,176    (64,193)   (51,805)    (9,827)
 Unrealized appreciation
  (depreciation) on
  investments...........   (2,024,100) (2,708,169) 2,690,916   (185,472)  (245,369)   (37,389)
 Capital gain
  distributions.........      759,549     272,808        --         --         --         --
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........   (2,119,336)   (902,135) 3,051,741     29,049    (94,221)    67,672
                          -----------  ----------  ---------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........    1,125,573   1,297,342    706,892    393,755    374,363    445,041
 Loan interest..........       (7,533)     (8,257)      (459)    (1,623)      (717)       890
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         (500)     (5,763)    (2,341)       --         --        (215)
 Surrenders.............     (213,564)   (840,901)  (160,601)   (48,712)   (72,713)   (82,275)
 Loans..................     (170,906)   (104,373)  (187,114)   (35,396)    (6,121)   (44,238)
 Cost of insurance and
  administrative expense
  (note 4)..............     (458,349)   (457,737)  (345,495)  (208,105)  (153,413)  (170,939)
 Transfer gain (loss)
  and transfer fees.....           11     (48,749)    (9,130)     1,304         (7)    (1,499)
 Transfers (to) from the
  Guarantee Account.....          --          --         --         --          79         (4)
 Interfund transfers....      (97,295)  1,141,624   (235,950)    61,293    621,109     43,275
                          -----------  ----------  ---------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........      177,437     973,186   (234,198)   162,516    762,580    190,036
                          -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............   (1,941,899)     71,051  2,817,543    191,565    668,359    257,708
Net assets at beginning
 of year................    6,715,541   6,644,490  3,826,947  2,780,675  2,112,316  1,854,608
                          -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of
 period.................  $ 4,773,642   6,715,541  6,644,490  2,972,240  2,780,675  2,112,316
                          ===========  ==========  =========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Oppenheimer Variable Account    Oppenheimer Variable Account Funds --
                              Funds (continued)                     Class 2 Shares
                         ----------------------------    -------------------------------------
                                                                               Main Street
                                                         Global Securities   Growth & Income
                         Multiple Strategies Fund/VA          Fund/VA            Fund/VA
                         ------------------------------  ------------------ ------------------
                           Year ended December 31,          Period from        Period from
                         ------------------------------  January 8, 2001 to January 8, 2001 to
                            2001       2000      1999    December 31, 2001  December 31, 2001
                         ----------  ---------  -------  ------------------ ------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   41,783     38,760   23,700          (450)              (559)
  Net realized gain
   (loss)...............    (16,984)     8,523   12,030        (2,033)              (843)
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (74,627)   (56,039)  16,700        (2,527)            (2,536)
  Capital gain
   distributions........     69,177     67,524   43,483         2,295                --
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       operations.......     19,349     58,768   95,913        (2,715)            (3,938)
                         ----------  ---------  -------       -------            -------
From capital
 transactions:
  Net premiums..........    259,724    337,229  193,685       145,286            144,665
  Loan interest.........       (362)      (204)      (5)          --                 --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:                                                       --                 --
    Death benefits......        --         --      (253)          --                 --
    Surrenders..........   (189,587)   (53,311) (26,225)       (1,649)               --
    Loans...............     (3,177)    (8,792)  (8,254)       (1,703)               --
    Cost of insurance
     and administrative
     expense (note 4)...   (116,135)   (70,787) (68,019)      (15,634)           (19,487)
    Transfer gain (loss)
     and transfer fees..     (2,575)    (1,814)    (182)          327               (139)
    Transfers (to) from
     the Guarantee
     Account............        --         --       --            --                 --
  Interfund transfers...    115,190     70,636  (53,287)       58,488             53,086
                         ----------  ---------  -------       -------            -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....     63,078    272,957   37,460       185,115            178,125
                         ----------  ---------  -------       -------            -------
Increase (decrease) in
 net assets.............     82,427    331,725  133,373       182,400            174,187
Net assets at beginning
 of year................  1,311,155    979,430  846,057           --                 --
                         ----------  ---------  -------       -------            -------
Net assets at end of
 period................. $1,393,582  1,311,155  979,430       182,400            174,187
                         ==========  =========  =======       =======            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                      Variable Insurance Products Fund
                        -----------------------------------------------------------------------------------------------------
                           Equity-Income Portfolio                Growth Portfolio                 Overseas Portfolio
                        --------------------------------  ----------------------------------  -------------------------------
                           Year ended December 31,            Year ended December 31,            Year ended December 31,
                        --------------------------------  ----------------------------------  -------------------------------
                           2001       2000       1999        2001        2000        1999       2001       2000       1999
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........  $   74,342     65,482     51,476     (55,883)    (64,333)    (42,481)    91,586     20,736     15,836
 Net realized gain
  (loss)..............     (18,170)    73,790    273,786    (617,911)    398,024     453,879   (138,056)    57,421    112,501
 Unrealized
  appreciation
  (depreciation) on
  investments.........    (877,761)   (25,951)  (193,819) (1,874,368) (2,754,089)  1,452,235   (619,667)  (896,242)   685,935
 Capital gain
  distributions.......     363,289    432,830    224,259     662,803   1,130,176     864,641    167,022    249,470     53,190
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   operations.........    (458,300)   546,151    355,702  (1,885,359) (1,290,222)  2,728,274   (499,115)  (568,615)   867,462
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums.........   1,118,104  1,462,253  1,437,479   1,529,238   2,000,171   1,388,701    331,330    299,243    364,398
 Loan interest........     (11,426)    (2,861)       956      (8,246)     (6,381)     (4,205)    (2,307)      (862)      (189)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......      (1,602)   (44,417)   (26,021)       (479)     (5,738)    (14,970)    (1,189)       --      (3,758)
 Surrenders...........    (194,252)  (333,879)  (195,718)   (331,207)   (508,978)   (438,334)   (71,236)  (175,642)   (92,920)
 Loans................     (97,491)   (33,487)  (150,364)    (72,721)   (128,213)   (133,503)   (26,364)   (35,474)   (37,514)
 Cost of insurance and
  administrative
  expense (note 4)....    (606,262)  (491,665)  (579,765)   (764,274)   (685,241)   (614,236)  (145,824)  (155,987)  (164,565)
 Transfer gain (loss)
  and transfer fees...      (3,345)    (6,693)    (4,942)     14,290        (442)    (14,687)    (1,352)     3,634     (2,197)
 Transfers (to) from
  the Guarantee
  Account.............         --          85        --          --          208         --         --         344        --
 Interfund transfers..     265,741   (254,327)  (644,610)    (63,123)    206,956    (344,635)   (41,347)   (38,525)   (89,327)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......     469,467    295,009   (162,985)    303,478     872,342    (175,869)    41,711   (103,269)   (26,072)
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Increase (decrease) in
 net assets...........      11,167    841,160    192,717  (1,581,881)   (417,880)  2,552,405   (457,404)  (671,884)   841,390
Net assets at
 beginning of year....   7,746,965  6,905,805  6,713,088   9,960,778  10,378,658   7,826,253  2,213,423  2,885,307  2,043,917
                        ----------  ---------  ---------  ----------  ----------  ----------  ---------  ---------  ---------
Net assets at end of
 period...............  $7,758,132  7,746,965  6,905,805   8,378,897   9,960,778  10,378,658  1,756,019  2,213,423  2,885,307
                        ==========  =========  =========  ==========  ==========  ==========  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                                     Fund --
                                 Service Class 2                      Variable Insurance Products Fund II
                        --------------------------------- -----------------------------------------------------------------
                         Equity-Income
                           Portfolio     Growth Portfolio    Asset Manager Portfolio            Contrafund Portfolio
                        ---------------- ---------------- -------------------------------  --------------------------------
                          Period from      Period from
                        January 24, 2001 January 24, 2001    Year ended December 31,          Year ended December 31,
                        to December 31,  to December 31,  -------------------------------  --------------------------------
                              2001             2001         2001       2000       1999       2001        2000       1999
                        ---------------- ---------------- ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense)...........      $   (650)         (1,483)       150,241    123,489    119,444      5,207     (23,339)   (11,736)
 Net realized gain
  (loss)..............        (1,555)         (4,153)       (92,739)    23,604     64,747   (250,115)    120,743    354,876
 Unrealized
  appreciation
  (depreciation) on
  investments.........        (1,137)        (15,912)      (351,254)  (739,967)    89,931   (758,337) (1,216,788)   425,779
 Capital gain
  distributions.......            86              30         67,666    370,224    195,289    167,353     632,524    135,201
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   operations.........        (3,256)        (21,518)      (226,086)  (222,650)   469,411   (835,892)   (486,860)   904,120
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums.........       182,605         304,507        419,495    490,848    477,913  1,165,439   2,063,887  1,028,819
 Loan interest........           --              --          (2,904)       255       (525)    (6,427)     (1,762)    (1,317)
 Transfers (to) from
  the general account
  of GE Life and
  Annuity:
 Death benefits.......           --              --          (1,952)   (10,608)    (2,250)   (15,585)        --         --
 Surrenders...........        (1,595)           (726)      (297,502)  (360,416)  (104,369)  (180,932)   (278,017)  (127,334)
 Loans................           (83)         (2,211)        (8,657)  (109,631)   (33,108)   (43,956)    (89,473)   (45,515)
 Cost of insurance and
  administrative
  expense (note 4)....       (17,063)        (34,692)      (275,158)  (262,101)  (282,330)  (561,176)   (455,295)  (391,276)
 Transfer gain (loss)
  and transfer fees...        (2,452)            420          4,408      1,942     (1,929)    (6,607)    (11,573)   (12,817)
 Transfers (to) from
  the Guarantee
  Account.............           --              --             --         --         --         --          129        --
 Interfund transfers..        93,570         187,635        (35,466)     7,464   (188,976)   193,659     489,400        179
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
  Increase (decrease)
   in net assets from
   capital
   transactions.......       254,982         454,933       (197,736)  (242,247)  (135,574)   544,415   1,717,296    450,739
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets...........       251,726         433,415       (423,822)  (464,897)   333,837   (291,477)  1,230,436  1,354,859
Net assets at
 beginning of year....           --              --       4,505,303  4,970,200  4,636,363  6,217,155   4,986,719  3,631,860
                            --------         -------      ---------  ---------  ---------  ---------  ----------  ---------
Net assets at end of
 period...............      $251,726         433,415      4,081,481  4,505,303  4,970,200  5,925,678   6,217,155  4,986,719
                            ========         =======      =========  =========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           Variable Insurance Products
                            Fund II -- Service Class 2                Variable Products Fund III
                          ------------------------------ ----------------------------------------------------------
                                                                                           Growth Opportunities
                               Contrafund Portfolio       Growth & Income Portfolio             Portfolio
                          ------------------------------ ------------------------------  --------------------------
                           Year ended     Period from
                          December 31, December 26, 2000   Year ended December 31,       Year ended December 31,
                          ------------  to December 31,  ------------------------------  --------------------------
                              2001           2000          2001       2000       1999     2001      2000     1999
                          ------------ ----------------- ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (507)         --             6,770      1,703    (1,877)  (1,456)    2,240      317
 Net realized gain
  (loss)................        (796)          15          (48,530)     5,240    28,022  (47,931)  (20,425)  10,345
 Unrealized appreciation
  (depreciation) on
  investments...........       2,083          (14)        (134,587)  (104,078)   21,930  (19,350) (101,453)  (1,242)
 Capital gain
  distributions.........           3          --            51,628     60,673     5,692      --     28,489    5,663
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   operations...........         783            1         (124,719)   (36,462)   53,767  (68,737)  (91,149)  15,083
                            --------          ---        ---------  ---------  --------  -------  --------  -------
From capital
 transactions:
 Net premiums...........     177,998           47          456,163    602,839   444,542  181,609   169,666  160,164
 Loan interest..........         --           --              (180)       (26)       11     (211)       (7)    (114)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --           --           (14,248)   (10,246)      --    (3,491)      --       --
 Surrenders.............         (97)         --           (57,727)      (991)  (12,518) (17,866)  (11,073)  (1,860)
 Loans..................         --           --           (24,862)    (3,457)   (1,076)   5,378    (2,686)    (479)
 Cost of insurance and
  administrative expense
  (note 4)..............     (22,266)         (15)        (201,914)  (147,027) (107,292) (64,050)  (57,881) (54,942)
 Transfer gain (loss)
  and transfer fees.....         174            1            1,017     (9,573)   (9,848)     329    (7,620)      14
 Transfers (to) from the
  Guarantee Account.....         --           --               --         --        --       --        --       --
 Interfund transfers....      35,345          --            34,649     49,174    59,059   (8,050)  (57,345)  45,257
                            --------          ---        ---------  ---------  --------  -------  --------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     191,154           33          192,898    480,693   372,878   93,648    33,054  148,040
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Increase (decrease) in
 net assets.............     191,937           34           68,179    444,231   426,645   24,911   (58,095) 163,123
Net assets at beginning
 of year................          34          --         1,280,280    836,049   409,404  391,354   449,449  286,326
                            --------          ---        ---------  ---------  --------  -------  --------  -------
Net assets at end of
 period.................    $191,971           34        1,348,459  1,280,280   836,049  416,265   391,354  449,449
                            ========          ===        =========  =========  ========  =======  ========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    Variable Insurance Products Fund III --
                                                 Service Class 2
                                 ----------------------------------------------
                                                                Growth & Income
                                       Mid Cap Portfolio           Portfolio
                                 ------------------------------ ---------------
                                                                  Period from
                                                 Period from      January 18,
                                  Year ended  December 26, 2000     2001 to
                                 December 31,  to December 31,   December 31,
                                     2001           2000             2001
                                 ------------ ----------------- ---------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)....................   $  (277)          --                (388)
  Net realized gain (loss)......      (197)           15               (459)
  Unrealized appreciation
   (depreciation) on
   investments..................     5,221           (13)              (800)
  Capital gain distributions....       --            --                   3
                                   -------           ---            -------
      Increase (decrease) in net
       assets from operations...     4,747             2             (1,644)
                                   -------           ---            -------
From capital transactions:
  Net premiums..................    93,186            47            104,157
  Loan interest.................       --            --                 --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits..............       --            --                 --
    Surrenders..................       --            --                 --
    Loans.......................       --            --                 --
    Cost of insurance and
     administrative expense
     (note 4)...................   (10,455)          (15)           (11,954)
    Transfer gain (loss) and
     transfer fees..............    (1,637)          --                (763)
    Transfers (to) from the
     Guarantee Account..........       --            --                 --
  Interfund transfers...........    32,364           --              27,502
                                   -------           ---            -------
      Increase (decrease) in net
       assets from capital
       transactions.............   113,458            32            118,942
                                   -------           ---            -------
Increase (decrease) in net
 assets.........................   118,205            34            117,298
Net assets at beginning of
 year...........................        34           --                 --
                                   -------           ---            -------
Net assets at end of period.....   118,239            34            117,298
                                   =======           ===            =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                     Federated Insurance Series
                          -----------------------------------------------------
                                                       High Income Bond Fund
                          American Leaders Fund II              II
                          --------------------------  -------------------------
                          Year ended December 31,     Year ended December 31,
                          --------------------------  -------------------------
                            2001     2000     1999     2001     2000     1999
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  4,799    1,206      (64)  40,527   28,392   13,735
 Net realized gain
  (loss)................    (8,386)  (5,539)   8,624  (19,309) (12,093)  (2,384)
 Unrealized appreciation
  (depreciation) on
  investments...........   (44,740)   1,613  (17,252) (24,033) (51,127) (10,198)
 Capital gain
  distributions.........     4,548   16,824   32,275      --       --     1,345
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   operations...........   (43,779)  14,104   23,583   (2,815) (34,828)   2,498
                          --------  -------  -------  -------  -------  -------
From capital
 transactions:
 Net premiums...........   204,398  207,940  253,145  121,671  138,080  127,454
 Loan interest..........      (180)      (2)     113        2        7      (48)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........       --    (4,163)     --       --       --       --
 Surrenders.............   (64,962) (19,904) (10,302) (15,555)    (859)  (4,636)
 Loans..................   (29,813)      21       37  (10,255)  (1,395)    (105)
 Cost of insurance and
  administrative expense
  (note 4)..............   (76,221) (64,533) (60,062) (49,338) (36,046) (26,844)
 Transfer gain (loss)
  and transfer fees.....     2,093     (172)  (4,143)     128     (299)     660
 Transfers (to) from the
  Guarantee Account.....       --       --       --       --       --       --
 Interfund transfers....   108,765  (27,455)  79,528   79,362  (37,371)  58,046
                          --------  -------  -------  -------  -------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   144,080   91,732  258,316  126,015   62,117  154,527
                          --------  -------  -------  -------  -------  -------
Increase (decrease) in
 net assets.............   100,301  105,836  281,899  123,200   27,289  157,025
Net assets at beginning
 of year................   705,749  599,913  318,014  345,023  317,734  160,709
                          --------  -------  -------  -------  -------  -------
Net assets at end of
 period.................  $806,050  705,749  599,913  468,223  345,023  317,734
                          ========  =======  =======  =======  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                                        Federated Insurance
                                                                            Series --
                           Federated Insurance Series (continued)         Service Shares
                         ---------------------------------------------- -------------------
                                                    International Small  High Income Bond
                             Utility Fund II          Company Fund II         Fund II
                         -------------------------  ------------------- -------------------
                                                        Period from         Period from
                         Year ended December 31,     February 6, 2001     March 27, 2001
                         -------------------------    to December 31,     to December 31,
                          2001     2000     1999           2001                2001
                         -------  -------  -------  ------------------- -------------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $11,710    8,625    4,216           (34)               (118)
  Net realized gain
   (loss)............... (12,211)     973    3,277           (40)                (78)
  Unrealized
   appreciation
   (depreciation) on
   investments.......... (70,258) (57,701) (16,132)          404                (419)
  Capital gain
   distributions........     --     7,615   12,525           --                  --
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       operations....... (70,759) (40,488)   3,886           330                (615)
                         -------  -------  -------        ------              ------
From capital
 transactions:
  Net premiums.......... 122,890   73,940   89,180        21,728              17,541
  Loan interest.........     (17)     (25)     (68)          --                  --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......     --       --       --            --                  --
    Surrenders..........  (1,751)  (5,790)  (2,117)          --                  --
    Loans............... (21,789)  (1,351) (11,083)          --                  --
    Cost of insurance
     and administrative
     expense (note 4)... (39,623) (26,993) (27,107)         (556)             (3,143)
    Transfer gain (loss)
     and transfer fees..  (2,527)      27   (1,353)          157                (357)
  Transfers (to) from
   the Guarantee
   Account..............     --       --       --            --                  --
  Interfund transfers...  37,805   48,195   80,135           116              21,382
                         -------  -------  -------        ------              ------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....  94,988   88,003  127,587        21,445              35,423
                         -------  -------  -------        ------              ------
Increase (decrease) in
 net assets.............  24,229   47,515  131,473        21,775              34,808
Net assets at beginning
 of year................ 426,906  379,391  247,918           --                  --
                         -------  -------  -------        ------              ------
Net assets at end of
 period................. 451,135  426,906  379,391        21,775              34,808
                         =======  =======  =======        ======              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                               Alger American Fund
                          -------------------------------------------------------------------
                          Small Capitalization Portfolio       LargeCap Growth Portfolio
                          ---------------------------------  --------------------------------
                              Year ended December 31,           Year ended December 31,
                          ---------------------------------  --------------------------------
                             2001        2000       1999       2001        2000       1999
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (9,886)    (14,966)   (10,141)   (22,192)    (28,149)   (15,070)
 Net realized gain
  (loss)................    (525,268)      2,186     (6,385)  (640,911)     33,463    390,753
 Unrealized appreciation
  (depreciation) on
  investments...........     (54,181) (1,371,045)   405,230   (576,288) (1,302,238)    99,476
 Capital gain
  distributions.........         --      735,999    183,620    552,329     513,858    224,152
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (589,335)   (647,826)   572,324   (687,062)   (783,066)   699,311
                          ----------  ----------  ---------  ---------  ----------  ---------
From capital
 transactions:
 Net premiums...........     482,385     611,961    370,003    928,250   1,913,171    885,773
 Loan interest..........        (124)     (1,270)        92     (1,317)       (389)        49
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........         --          --         --      (2,553)     (2,978)        --
 Surrenders.............     (47,241)   (110,032)   (45,840)  (114,291)    (56,419)   (29,769)
 Loans..................     (18,127)    (35,753)   (19,152)   (40,844)    (17,073)   (10,722)
 Cost of insurance and
  administrative expense
  (note 4)..............    (168,872)   (167,382)  (124,312)  (455,410)   (349,953)  (238,219)
 Transfer gain (loss)
  and transfer fees.....       4,836       4,196      1,435    (10,598)     (6,464)    (2,742)
 Transfers (to) from the
  Guarantee Account.....         --          --          (4)       --          --          (4)
 Interfund transfers....      82,119    (253,290)   400,632    500,590     403,555     96,272
                          ----------  ----------  ---------  ---------  ----------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     334,976      48,430    582,854    803,827   1,883,450    700,638
                          ----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in
 net assets.............    (254,359)   (599,396) 1,155,178    116,765   1,100,384  1,399,949
Net assets at beginning
 of year................   1,725,177   2,324,573  1,169,395  4,326,839   3,226,455  1,826,506
                          ----------  ----------  ---------  ---------  ----------  ---------
Net assets at end of
 period.................  $1,470,818   1,725,177  2,324,573  4,443,604   4,326,839  3,226,455
                          ==========  ==========  =========  =========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                    PBHG Insurance Series Fund, Inc.
                          ----------------------------------------------------------
                                PBHG Large Cap
                               Growth Portfolio          PBHG Growth II Portfolio
                          ----------------------------  ----------------------------
                           Year ended December 31,       Year ended December 31,
                          ----------------------------  ----------------------------
                            2001       2000     1999      2001      2000      1999
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (5,924)   (3,470)    (815)   (5,539)    (6,440)    (979)
 Net realized gain
  (loss)................   (126,586)   26,713    5,563  (317,919)   (39,454)  34,202
 Unrealized appreciation
  (depreciation) on
  investments...........   (194,777) (140,754)  71,826  (176,939)  (379,884)  81,393
 Capital gain
  distributions.........        --     16,716      --        --      24,260      --
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   operations...........   (327,287) (100,795)  76,574  (500,397)  (401,518) 114,616
                          ---------  --------  -------  --------  ---------  -------
From capital
 transactions:
 Net premiums...........    324,499   251,415   50,946   234,038    408,658   57,283
 Loan interest..........       (504)     (318)    (132)     (163)       (19)     --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --        --       --    (16,064)       --       --
 Surrenders.............    (13,885)   (8,368)  (2,203)   (3,643)   (12,942)  (6,046)
 Loans..................    (24,922)   (2,622)    (336)  (13,168)        21      --
 Cost of insurance and
  administrative expense
  (note 4)..............   (126,880)  (55,642) (20,936)  (87,140)   (59,614) (13,614)
 Transfer gain (loss)
  and transfer fees.....     (7,189)     (639)    (882)      789     20,256      (29)
 Transfers (to) from the
  Guarantee Account.....        --        --       --        --         --       --
 Interfund transfers....    182,683   520,503   14,590   166,207    724,334   60,751
                          ---------  --------  -------  --------  ---------  -------
  Increase (decrease) in
   net assets from
   capital
   transactions.........    333,802   704,329   41,047   280,856  1,080,694   98,345
                          ---------  --------  -------  --------  ---------  -------
Increase (decrease) in
 net assets.............      6,515   603,534  117,621  (219,541)   679,176  212,961
Net assets at beginning
 of year................    799,510   195,976   78,355   961,015    281,839   68,878
                          ---------  --------  -------  --------  ---------  -------
Net assets at end of
 period.................  $ 806,025   799,510  195,976   741,474    961,015  281,839
                          =========  ========  =======  ========  =========  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Janus Aspen Series
                   --------------------------------------------------------------------------------------------------------
                     Aggressive Growth Portfolio              Growth Portfolio              Worldwide Growth Portfolio
                   ----------------------------------  ---------------------------------  ---------------------------------
                       Year ended December 31,             Year ended December 31,            Year ended December 31,
                   ----------------------------------  ---------------------------------  ---------------------------------
                      2001         2000       1999        2001        2000       1999        2001        2000       1999
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......  $   (39,597)    (66,159)    33,562     (46,835)    (47,980)   (20,029)    (42,299)    (59,638)   (34,278)
 Net realized
  gain (loss)....   (2,163,009)  1,590,590    861,331    (504,796)    926,526    379,537    (336,670)    863,289    404,104
 Unrealized
  appreciation
  (depreciation)
  on
  investments....     (945,349) (6,150,760) 3,141,869  (1,497,702) (2,851,716) 1,328,882  (2,197,594) (3,765,784) 3,266,899
 Capital gain
  distributions..          --    1,036,376    111,141      16,402     582,454     21,779      21,135     873,121        --
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets from
 operations......   (3,147,955) (3,589,953) 4,147,903  (2,032,931) (1,390,716) 1,710,169  (2,555,428) (2,089,012) 3,636,725
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
From capital
 transactions:
 Net premiums....    1,615,157   2,593,333  1,082,138   1,545,485   2,720,659  1,295,975   1,902,711   3,876,978  1,535,217
 Loan interest...       (4,092)     (4,263)    (1,654)     (2,082)     (2,643)       (37)     (2,953)     (3,126)    (1,750)
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity
 Death benefits..       (3,010)    (25,424)    (6,162)    (14,408)        --      (5,481)    (11,145)    (28,708)   (24,630)
 Surrenders......     (243,562)   (376,000)  (129,518)   (245,713)   (246,021)  (115,738)   (352,727)   (543,262)  (104,073)
 Loans...........     (106,022)   (162,782)  (154,373)    (85,943)   (103,157)   (48,269)   (107,938)   (111,625)   (77,866)
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (641,796)   (705,131)  (385,151)   (649,561)   (577,235)  (383,988)   (878,111)   (814,036)  (598,888)
 Transfer gain
  (loss) and
  transfer fees..       34,140       6,165     24,215      (1,966)      4,808      8,881       7,048     (10,924)     4,454
 Transfers (to)
  from the
  Guarantee
  Account........          --           76        --          --          136        --          --           43        --
 Interfund
  transfers......     (384,463)  1,321,543  1,428,558    (160,612)    329,279  1,134,259    (227,079)    845,226    163,874
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..      266,352   2,647,517  1,858,053     385,200   2,125,826  1,885,602     329,806   3,210,566    896,338
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Increase
 (decrease) in
 net assets......   (2,881,603)   (942,436) 6,005,956  (1,647,731)    735,110  3,595,771  (2,225,622)  1,121,554  4,533,063
Net assets at
 beginning of
 year............    7,595,526   8,537,962  2,532,006   7,688,954   6,953,844  3,358,073  10,754,842   9,633,288  5,100,225
                   -----------  ----------  ---------  ----------  ----------  ---------  ----------  ----------  ---------
Net assets at end
 of period.......  $ 4,713,923   7,595,526  8,537,962   6,041,223   7,688,954  6,953,844   8,529,220  10,754,842  9,633,288
                   ===========  ==========  =========  ==========  ==========  =========  ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                     Janus Aspen Series (continued)
                          --------------------------------------------------------------------------------------------
                                                                Flexible Income            International Growth
                                Balanced Portfolio                 Portfolio                     Portfolio
                          --------------------------------  -------------------------  -------------------------------
                             Year ended December 31,        Year ended December 31,       Year ended December 31,
                          --------------------------------  -------------------------  -------------------------------
                             2001       2000       1999      2001     2000     1999      2001       2000       1999
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   35,248     15,911     31,242   11,581    3,545   11,342     (8,438)   (11,591)    (5,997)
 Net realized gain
  (loss)................     (31,657)    99,542     79,219    3,126   (3,171)  (1,786)  (248,523)   242,420     54,154
 Unrealized appreciation
  (depreciation) on
  investments...........    (345,870)  (526,341)   321,542      518    6,251   (8,109)  (518,693)  (990,444)   923,354
 Capital gain
  distributions.........      67,312    288,437        --    14,150    7,790      566     18,619    133,743        --
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   operations...........    (274,967)  (122,451)   432,003   29,375   14,415    2,013   (757,035)  (625,872)   971,511
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
From capital
 transactions:
 Net premiums...........   1,373,979  2,146,366    542,890  172,767   93,871   47,950    803,114    815,490    299,992
 Loan interest..........      (3,730)      (159)      (227)    (134)     (49)     --      (2,914)      (798)       (36)
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        (743)      (834)       --       --    (9,904)     --      (2,191)    (4,447)       --
 Surrenders.............     (67,646)   (75,731)   (27,562) (47,768)    (339)  (4,556)   (28,009)   (40,049)   (17,243)
 Loans..................    (114,790)    (6,129)    (6,685) (17,845)  (3,411)     --     (66,806)   (14,621)   (24,736)
 Cost of insurance and
  administrative expense
  (note 4)..............    (461,382)  (263,344)  (186,241) (43,837) (25,627) (21,676)  (294,056)  (229,236)  (113,927)
 Transfer gain (loss)
  and transfer fees.....      (6,939)    (1,864)      (275)     339     (141)     134     (5,906)       (27)      (177)
 Transfers (to) from the
  Guarantee Account.....         --         167        --       --       --       --         --         --         --
 Interfund transfers....     478,593    393,362    274,258   90,637   43,210   79,252    231,711    613,105    354,820
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
  Increase (decrease) in
   net assets from
   capital
   transactions.........   1,197,342  2,191,834    596,158  154,159   97,610  101,104    634,943  1,139,417    498,693
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Increase (decrease) in
 net assets.............     922,375  2,069,383  1,028,161  183,534  112,025  103,117   (122,092)   513,545  1,470,204
Net assets at beginning
 of year................   4,416,728  2,347,345  1,319,184  314,386  202,361   99,244  2,820,735  2,307,190    836,986
                          ----------  ---------  ---------  -------  -------  -------  ---------  ---------  ---------
Net assets at end of
 period.................  $5,339,103  4,416,728  2,347,345  497,920  314,386  202,361  2,698,643  2,820,735  2,307,190
                          ==========  =========  =========  =======  =======  =======  =========  =========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             Janus Aspen Series (continued)
                                             ---------------------------------
                                             Capital Appreciation Portfolio
                                             ---------------------------------
                                                 Year ended December 31,
                                             ---------------------------------
                                                2001        2000       1999
                                             ----------  ----------  ---------
Increase (decrease) in net assets
From operations:
  Net investment income (expense)........... $   (8,596)     (3,607)    (7,224)
  Net realized gain (loss)..................   (389,507)    187,808     82,791
  Unrealized appreciation (depreciation) on
   investments..............................   (485,835) (1,022,359)   513,292
  Capital gain distributions................     25,976      23,952      5,853
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       operations...........................   (857,962)   (814,206)   594,712
                                             ----------  ----------  ---------
From capital transactions:
  Net premiums..............................    968,237   2,024,377    717,055
  Loan interest.............................     (1,779)       (778)       196
  Transfers (to) from the general account of
   GE Life and Annuity:
    Death benefits..........................    (15,260)     (4,334)       --
    Surrenders..............................   (101,282)    (48,345)    (7,847)
    Loans...................................    (24,473)     (3,780)    (4,636)
    Cost of insurance and administrative
     expense (note 4).......................   (397,429)   (320,394)  (144,381)
    Transfer gain (loss) and transfer fees..      7,853      15,603     (9,482)
    Transfers (to) from the Guarantee
     Account................................        --            2        --
  Interfund transfers.......................   (210,102)    544,469    837,693
                                             ----------  ----------  ---------
      Increase (decrease) in net assets from
       capital transactions.................    225,765   2,206,820  1,388,598
                                             ----------  ----------  ---------
Increase (decrease) in net assets...........   (632,197)  1,392,614  1,983,310
Net assets at beginning of year.............  3,608,148   2,215,534    232,224
                                             ----------  ----------  ---------
Net assets at end of period................. $2,975,951   3,608,148  2,215,534
                                             ==========  ==========  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                        Janus Aspen Series -- Service Shares
                    ----------------------------------------------------------------------------------------------------
                                                                                                            Capital
                                                                                          Aggressive      Appreciation
                    Global Life Sciences Portfolio         Global Technology Portfolio Growth Portfolio    Portfolio
                    -----------------------------------    --------------------------- ---------------- ----------------
                                         Period from                     Period from     Period from      Period from
                     Year ended        May 29, 2000 to      Year ended  May 4, 2000 to January 24, 2001 January 24, 2001
                    December 31,         December 31,      December 31,  December 31,  to December 31,  to December 31,
                        2001                 2000              2001          2000            2001             2001
                    ---------------    ----------------    ------------ -------------- ---------------- ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......    $        (1,372)               (329)      (868)          430            (421)             (97)
 Net realized gain
  (loss)..........            (11,785)                268    (35,371)       (3,121)         (3,531)          (1,703)
 Unrealized
  appreciation
  (depreciation)
  on investments..            (21,957)             13,723    (26,150)      (58,896)        (15,833)          (5,044)
 Capital gain
  distributions...                --                  --         886           --              --               268
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   operations.....            (35,114)             13,662    (61,503)      (61,587)        (19,785)          (6,576)
                      ---------------      --------------    -------       -------         -------          -------
From capital
 transactions:
 Net premiums.....            108,333               6,124     88,650        31,857         124,909          122,926
 Loan interest....                (12)                --          (2)          --              --               --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...                --                  --         --            --              --               --
 Surrenders.......            (78,530)                --      (2,622)          --             (134)             --
 Loans............             (9,201)                --       4,544           --              --               --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............            (16,873)             (1,850)   (15,188)       (2,865)        (18,502)         (12,027)
 Transfer gain
  (loss) and
  transfer fees...                799                  50       (626)       (1,221)           (100)          (1,071)
 Transfers (to)
  from the
  Guarantee
  Account.........                --                  --         --            --              --               --
 Interfund
  transfers.......             30,827             179,502     (4,188)      169,898          30,315           19,510
                      ---------------      --------------    -------       -------         -------          -------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...             35,343             183,826     70,568       197,669         136,488          129,338
                      ---------------      --------------    -------       -------         -------          -------
Increase
 (decrease) in net
 assets...........                229             197,488      9,065       136,082         116,703          122,762
Net assets at
 beginning of
 year.............            197,488                 --     136,082           --              --               --
                      ---------------      --------------    -------       -------         -------          -------
Net assets at end
 of period........    $       197,717             197,488    145,147       136,082         116,703          122,762
                      ===============      ==============    =======       =======         =======          =======
                    Worldwide Growth
                       Portfolio
                    ----------------
                      Period from
                    January 24, 2001
                    to December 31,
                          2001
                    ----------------
Increase
 (decrease) in net
 assets
From operations:
 Net investment
  income
  (expense).......         (465)
 Net realized gain
  (loss)..........       (2,767)
 Unrealized
  appreciation
  (depreciation)
  on investments..       (9,532)
 Capital gain
  distributions...          202
                    ----------------
  Increase
   (decrease) in
   net assets from
   operations.....      (12,562)
                    ----------------
From capital
 transactions:
 Net premiums.....      118,480
 Loan interest....          --
 Transfers (to)
  from the general
  account of
  GE Life and
  Annuity:
 Death benefits...          --
 Surrenders.......          (45)
 Loans............          --
 Cost of insurance
  and
  administrative
  expense (note
  4)..............      (18,421)
 Transfer gain
  (loss) and
  transfer fees...       (1,256)
 Transfers (to)
  from the
  Guarantee
  Account.........          --
 Interfund
  transfers.......       67,045
                    ----------------
  Increase
   (decrease) in
   net assets from
   capital
   transactions...      165,803
                    ----------------
Increase
 (decrease) in net
 assets...........      153,241
Net assets at
 beginning of
 year.............          --
                    ----------------
Net assets at end
 of period........      153,241
                    ================

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Janus Aspen Series -- Service Shares (Continued)
                             -------------------------------------------------
                              International      Balanced
                             Growth Portfolio    Portfolio    Growth Portfolio
                             ---------------- --------------- ----------------
                               Period from      Period from     Period from
                             February 8, 2001 January 8, 2001 February 9, 2001
                             to December 31,  to December 31, to December 31,
                                   2001            2001             2001
                             ---------------- --------------- ----------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................     $   (317)          2,979            (471)
  Net realized gain (loss)..       (1,167)         (1,637)         (2,304)
  Unrealized appreciation
   (depreciation) on
   investments..............       (8,121)         (8,116)        (14,119)
  Capital gain
   distributions............          464           2,481             169
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       operations...........       (9,141)         (4,293)        (16,725)
                                 --------         -------         -------
From capital transactions:
  Net premiums..............       46,389         461,037          88,364
  Loan interest.............          --              --              --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........          --              --              --
    Surrenders..............          --           (2,029)            --
    Loans...................          --              --              --
    Cost of insurance and
     administrative expense
     (note 4)...............       (8,842)        (39,915)        (15,092)
    Transfer gain (loss) and
     transfer fees..........          655          (1,868)           (750)
    Transfers (to) from the
     Guarantee Account......          --              --              --
  Interfund transfers.......       84,668         149,570          74,307
                                 --------         -------         -------
      Increase (decrease) in
       net assets from
       capital
       transactions.........      122,870         566,795         146,829
                                 --------         -------         -------
Increase (decrease) in net
 assets.....................      113,729         562,502         130,104
Net assets at beginning of
 year.......................          --              --              --
                                 --------         -------         -------
Net assets at end of
 period.....................     $113,729         562,502         130,104
                                 ========         =======         =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                              Goldman Sachs Variable Insurance Trust
                         ------------------------------------------------------
                         Growth and Income Fund        Mid Cap Value Fund
                         -------------------------  ---------------------------
                         Year ended December 31,     Year ended December 31,
                         -------------------------  ---------------------------
                           2001     2000     1999     2001      2000     1999
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............ $   (256)    (119)    127      4,810    1,552    2,614
  Net realized gain
   (loss)...............   (3,274)     480     585     36,070  (24,105)      87
  Unrealized
   appreciation
   (depreciation) on
   investments..........   (7,580)  (5,835)   (222)     3,206   73,668   (2,647)
  Capital gain
   distributions........      --       --      --      58,096   12,030      --
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       operations.......  (11,110)  (5,474)    490    102,182   63,145       54
                         --------  -------  ------  ---------  -------  -------
From capital
 transactions:
  Net premiums..........   28,803   90,257  14,501    253,541  102,494   43,005
  Loan interest.........      (18)     (10)    --      (1,001)     (19)     --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......      --       --      --         --       --       --
    Surrenders..........     (752)     --     (171)    (1,594)  (2,292)     --
    Loans...............       63   (1,210)    --     (10,992)  (1,443)     --
    Cost of insurance
     and administrative
     expense (note 4)...  (14,523)  (7,347) (3,588)   (74,000) (15,516)  (5,287)
    Transfer gain (loss)
     and transfer fees..       33    1,036      (7)    (1,666)    (501)      14
    Transfers (to) from
     the Guarantee
     Account............      --       --      --         --       --       --
  Interfund transfers...     (797)  17,275    (350)   509,256  (92,118) 330,218
                         --------  -------  ------  ---------  -------  -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....   12,809  100,001  10,385    673,544   (9,395) 367,950
                         --------  -------  ------  ---------  -------  -------
Increase (decrease) in
 net assets.............    1,699   94,527  10,875    775,726   53,750  368,004
Net assets at beginning
 of year................  115,835   21,308  10,433    514,962  461,212   93,208
                         --------  -------  ------  ---------  -------  -------
Net assets at end of
 period................. $117,534  115,835  21,308  1,290,688  514,962  461,212
                         ========  =======  ======  =========  =======  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                             Salomon Brothers Variable Series Funds Inc.
                             -------------------------------------------------
                              Strategic Bond Fund         Investors Fund
                             ------------------------  -----------------------
                              Year ended December       Year ended December
                                      31,                       31,
                             ------------------------  -----------------------
                               2001     2000    1999    2001     2000    1999
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense)................ $ 10,206   5,371   2,610      897    1,706     24
  Net realized gain (loss)..    1,040     490       3   (6,871)    (538)    22
  Unrealized appreciation
   (depreciation) on
   investments..............     (656)   (671) (1,908) (46,707)  (3,818)   232
  Capital gain
   distributions............      --      --      --     7,551   10,551    --
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       operations...........   10,590   5,190     705  (45,130)   7,901    278
                             --------  ------  ------  -------  -------  -----
From capital transactions:
  Net premiums..............  115,354  13,416  56,140   83,234   34,882  7,246
  Loan interest.............     (429)    --      --       (66)     --     --
  Transfers (to) from the
   general account of GE
   Life and Annuity:
    Death benefits..........      --      --      --       --       --     --
    Surrenders..............      (51) (2,816)    --      (523)     --     --
    Loans...................    2,000     --      --       606      --     --
    Cost of insurance and
     administrative expense
     (note 4)...............  (20,135) (5,654) (2,890) (41,946)  (4,593)  (897)
    Transfer gain (loss) and
     transfer fees..........      281     (86)   (156)    (739)   2,261     36
    Transfers (to) from the
     Guarantee Account......      --      --      --       --       --     --
  Interfund transfers.......   93,331  33,334   1,755  412,197  324,070  1,695
                             --------  ------  ------  -------  -------  -----
      Increase (decrease) in
       net assets from
       capital
       transactions.........  190,351  38,194  54,849  452,763  356,620  8,080
                             --------  ------  ------  -------  -------  -----
Increase (decrease) in net
 assets.....................  200,941  43,384  55,554  407,633  364,521  8,358
Net assets at beginning of
 year.......................   98,938  55,554     --   374,409    9,888  1,530
                             --------  ------  ------  -------  -------  -----
Net assets at end of
 period..................... $299,879  98,938  55,554  782,042  374,409  9,888
                             ========  ======  ======  =======  =======  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                          Salomon Brothers
                                                           Variable Series
                                                             Funds Inc.
                                                         ---------------------
                                                          Total Return Fund
                                                         ---------------------
                                                         Year ended December
                                                                 31,
                                                         ---------------------
                                                          2001    2000   1999
                                                         -------  -----  -----
Increase (decrease) in net assets
From operations:
  Net investment income (expense)....................... $ 1,035    183     23
  Net realized gain (loss)..............................     (93)  (785)    (1)
  Unrealized appreciation (depreciation) on
   investments..........................................    (356)  (349)   (37)
  Capital gain distributions............................     --     --     --
                                                         -------  -----  -----
    Increase (decrease) in net assets from operations...     586   (951)   (15)
                                                         -------  -----  -----
From capital transactions:
  Net premiums..........................................  41,452  6,591    344
  Loan interest.........................................     --     --     --
  Transfers (to) from the general account of GE Life and
   Annuity:
   Death benefits.......................................     --     --     --
   Surrenders...........................................     --     --     --
   Loans................................................     --     --     --
   Cost of insurance and administrative expense (note
    4)..................................................  (5,469)  (967)  (216)
   Transfer gain (loss) and transfer fees...............     (55) 1,183      1
   Transfers (to) from the Guarantee Account............     --     --     --
  Interfund transfers...................................  18,047    205  1,008
                                                         -------  -----  -----
    Increase (decrease) in net assets from capital
     transactions.......................................  53,975  7,012  1,137
                                                         -------  -----  -----
Increase (decrease) in net assets.......................  54,561  6,061  1,122
Net assets at beginning of year.........................   7,183  1,122    --
                                                         -------  -----  -----
Net assets at end of period............................. $61,744  7,183  1,122
                                                         =======  =====  =====

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                                    Dreyfus
                               -------------------------------------------------
                                                              Dreyfus Investment
                                                                Portfolios --
                                    The Dreyfus Socially       Emerging Markets
                               Responsible Growth Fund, Inc.      Portfolio
                               ------------------------------ ------------------
                                               Period from       Period from
                                Year ended  December 26, 2000   April 6, 2001
                               December 31,  to December 31,   to December 31,
                                   2001           2000               2001
                               ------------ ----------------- ------------------
Increase (decrease) in net
 assets
From operations:
  Net investment income
   (expense).................    $   (82)          --                   19
  Net realized gain (loss)...       (728)           15                 (18)
  Unrealized appreciation
   (depreciation) on
   investments...............     (1,305)          (14)                383
  Capital gain
   distributions.............        --            --                  --
                                 -------           ---              ------
    Increase (decrease) in
     net assets from
     operations..............     (2,115)            1                 384
                                 -------           ---              ------
From capital transactions:
  Net premiums...............     31,492            47               8,227
  Loan interest..............        --            --                  --
  Transfers (to) from the
   general account of GE Life
   and Annuity:
    Death benefits...........        --            --                  --
    Surrenders...............     (1,444)          --                  --
    Loans....................        --            --                  --
    Cost of insurance and
     administrative expense
     (note 4)................     (5,039)          (15)             (1,045)
    Transfer gain (loss) and
     transfer fees...........          1             1                 (51)
    Transfers (to) from the
     Guarantee Account.......        --            --                  --
  Interfund transfers........      3,691           --                  517
                                 -------           ---              ------
    Increase (decrease) in
     net assets from capital
     transactions............     28,701            33               7,648
                                 -------           ---              ------
Increase (decrease) in net
 assets......................     26,586            34               8,032
Net assets at beginning of
 year........................         34           --                  --
                                 -------           ---              ------
Net assets at end of period..    $26,620            34               8,032
                                 =======           ===              ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                                             MFS Variable Insurance Trust
                         --------------------------------------------------------------------
                                                   MFS Investors       MFS
                                                   Growth Stock  Investors Trust MFS Utility
                         MFS New Discovery Series     Series         Series         Series
                         ------------------------- ------------- --------------- ------------
                                      Period from   Period from    Period from   Period from
                                      December 26,  January 23,   February 14,    March 14,
                          Year ended    2000 to       2001 to        2001 to       2001 to
                         December 31, December 31, December 31,   December 31,   December 31,
                             2001         2000         2001           2001           2001
                         ------------ ------------ ------------- --------------- ------------
Increase (decrease) in
 net assets
From operations:
  Net investment income
   (expense)............   $  (148)       --            (133)          (184)         1,466
  Net realized gain
   (loss)...............      (261)        15           (319)          (331)        (4,518)
  Unrealized
   appreciation
   (depreciation) on
   investments..........     5,912        (13)         3,183         (1,568)       (30,109)
  Capital gain
   distributions........        23        --              34            190          5,580
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       operations.......     5,526          2          2,765         (1,893)       (27,581)
                           -------        ---         ------         ------        -------
From capital
 transactions:
  Net premiums..........    42,247         47         62,346         57,502        151,260
  Loan interest.........       --         --             --             --             --
  Transfers (to) from
   the general account
   of GE Life and
   Annuity:
    Death benefits......       --         --             --             --             --
    Surrenders..........       --         --             --             --             --
    Loans...............       --         --             --             --            (968)
    Cost of insurance
     and administrative
     expense (note 4)...    (5,541)       (15)        (5,558)        (4,881)       (23,623)
    Transfer gain (loss)
     and transfer fees..       (28)         2           (263)           591            448
    Transfers (to) from
     the Guarantee
     Account............       --         --             --             --             --
  Interfund transfers...    24,739        --          14,701         21,467         89,620
                           -------        ---         ------         ------        -------
      Increase
       (decrease) in net
       assets from
       capital
       transactions.....    61,417         34         71,226         74,679        216,737
                           -------        ---         ------         ------        -------
Increase (decrease) in
 net assets.............    66,943         36         73,991         72,786        189,156
Net assets at beginning
 of year................        36        --             --             --             --
                           -------        ---         ------         ------        -------
Net assets at end of
 period.................   $66,979         36         73,991         72,786        189,156
                           =======        ===         ======         ======        =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                            Rydex Variable Trust       Alliance Variable Products Series Fund, Inc.
                          ------------------------- ---------------------------------------------------
                                                                               Growth and
                                                                                 Income       Quasar
                                  OTC Fund          Premier Growth Portfolio   Portfolio    Portfolio
                          ------------------------- ------------------------- ------------ ------------
                                       Period from               Period from  Period from  Period from
                                       December 26,              December 26, February 6,  February 8,
                           Year ended    2000 to     Year ended    2000 to      2001 to      2001 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              2001         2000         2001         2000         2001         2001
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............    $   (77)       --            (478)       --            (403)         (87)
 Net realized gain
  (loss)................       (710)        10         (1,431)        15         (1,604)        (723)
 Unrealized appreciation
  (depreciation) on
  investments...........       (657)       (10)        (8,996)       (15)        (7,562)        (488)
 Capital gain
  distributions.........        --         --           4,460        --           6,702          391
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   operations...........     (1,444)       --          (6,445)       --          (2,867)        (907)
                            -------        ---        -------        ---        -------       ------
From capital
 transactions:
 Net premiums...........     18,451         31         76,621         47        298,144       18,293
 Loan interest..........        --         --             --         --             --           --
 Transfers (to) from the
  general account of GE
  Life and Annuity:
 Death benefits.........        --         --             --         --             --           --
 Surrenders.............        --         --          (2,095)       --             --           --
 Loans..................       (966)       --          (2,271)       --             (85)         --
 Cost of insurance and
  administrative expense
  (note 4)..............     (3,557)       (10)        (9,569)       (15)       (31,212)      (3,938)
 Transfer gain (loss)
  and transfer fees.....        484          2             64          1           (458)          (8)
 Transfers (to) from the
  Guarantee Account.....        --         --             --         --             --           --
 Interfund transfers....      7,976        --          58,865        --         168,984       10,429
                            -------        ---        -------        ---        -------       ------
  Increase (decrease) in
   net assets from
   capital
   transactions.........     22,388         23        121,615         33        435,373       24,776
                            -------        ---        -------        ---        -------       ------
Increase (decrease) in
 net assets.............     20,944         23        115,170         33        432,506       23,869
Net assets at beginning
 of year................         23        --              33        --             --           --
                            -------        ---        -------        ---        -------       ------
Net assets at end of
 period.................    $20,967         23        115,203         33        432,506       23,869
                            =======        ===        =======        ===        =======       ======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                           AIM Variable Insurance Funds, Inc.                      PIMCO Variable Insurance Trust
                   --------------------------------------------------- ------------------------------------------------------
                                                                                       Long-Term     High Yield  Total Return
                       AIM V.I. Capital        AIM V.I.     AIM V.I.   Foreign Bond U.S. Government     Bond         Bond
                       Appreciation Fund     Growth Fund   Value Fund   Portfolio   Bond Portfolio   Portfolio    Portfolio
                   ------------------------- ------------ ------------ ------------ --------------- ------------ ------------
                                Period from  Period from  Period from                 Period from   Period from  Period from
                                December 26, February 9,  February 19,                February 9,   February 8,  February 6,
                    Year ended    2000 to      2001 to      2001 to     Year ended      2001 to       2001 to      2001 to
                   December 31, December 31, December 31, December 31, December 31,  December 31,   December 31, December 31,
                       2001         2000         2001         2001         2001          2001           2001         2001
                   ------------ ------------ ------------ ------------ ------------ --------------- ------------ ------------
Increase
 (decrease) in
 net assets
From operations:
 Net investment
  income
  (expense)......    $   (308)      --            (135)        (303)          94         1,413          1,505        1,389
 Net realized
  gain (loss)....      (1,557)       15         (1,284)      (1,319)          16            34           (200)          76
 Unrealized
  appreciation
  (depreciation)
  on
  investments....      (8,874)      (14)        (6,274)      (5,561)          35        (4,415)          (875)      (1,726)
 Capital gain
  distributions..       7,510       --             --         2,806          --          3,287            --         2,082
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from
   operations....      (3,229)        1         (7,693)      (4,377)         145           319            430        1,821
                     --------       ---        -------      -------       ------        ------         ------      -------
From capital
 transactions:
 Net premiums....      90,280        47         67,056      136,367        6,661        56,723         43,002       60,277
 Loan interest...         --        --             --           --           --            --             --           --
 Transfers (to)
  from the
  general account
  of GE Life and
  Annuity:
 Death benefits..         --        --             --           --           --            --             --           --
 Surrenders......         --        --             --        (1,539)         --            --             --           --
 Loans...........         --        --             150          --           (84)          --             (56)         --
 Cost of
  insurance and
  administrative
  expense (note
  4).............     (13,980)      (15)       (15,892)     (20,116)      (1,326)       (8,853)        (6,271)      (7,086)
 Transfer gain
  (loss) and
  transfer fees..        (322)        1            201          (81)          10        (1,195)          (135)         (46)
 Transfers (to)
  from the
  Guarantee
  Account........         --        --             --           --           --            --             --           --
 Interfund
  transfers......      24,915       --          39,292       42,628        2,587        51,636         10,856       58,827
                     --------       ---        -------      -------       ------        ------         ------      -------
  Increase
   (decrease) in
   net assets
   from capital
   transactions..     100,893        33         90,807      157,259        7,848        98,311         47,396      111,972
                     --------       ---        -------      -------       ------        ------         ------      -------
Increase
 (decrease) in
 net assets......      97,664        34         83,114      152,882        7,993        98,630         47,826      113,793
Net assets at
 beginning of
 year............          34       --             --           --           --            --             --           --
                     --------       ---        -------      -------       ------        ------         ------      -------
Net assets at end
 of period.......    $ 97,698        34         83,114      152,882        7,993        98,630         47,826      113,793
                     ========       ===        =======      =======       ======        ======         ======      =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                         Notes to Financial Statements

                               December 31, 2001

(1) Description of Entity

  GE Life & Annuity Separate Account II (the Account) is a separate investment account established in 1986 by GE Life and Annuity Assurance Company (GE Life and Annuity) under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable life insurance policies issued by GE Life and Annuity. GE Life and Annuity is a stock life insurance company -- operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of GE Life and Annuity's capital stock is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc., are indirect, wholly-owned subsidiaries of General Electric Capital Company (GE Capital). GE Capital, a diversified financial services company, is, directly or indirectly, a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During 2001, MFS Variable Insurance Trust changed the name of its MFS Growth Series to MFS Investors Growth Stock Series and its MFS Growth With Income Series to MFS Investors Trust Series.

  In November 2000, 34 new investment subdivisions were added to the Account for Type II policies (see note 2). The Value Equity and Small-Cap Value Equity Funds each invests in a designated portfolio of the GE Investments Funds, Inc. The Global Securities Fund/VA and the Main Street Growth & Income Fund/VA each invests in a designated portfolio of the Oppenheimer Variable Account Funds. The Equity-Income and Growth Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund -- Service Class 2. The Contrafund Portfolio invests in a designated portfolio of the Variable Insurance Products Fund II -- Service Class 2. The Growth & Income and Mid Cap Portfolios each invests in a designated portfolio of the Variable Insurance Products Fund
III -- Service Class 2. The International Small Company Fund II invests in a designated portfolio of the Federated Insurance Series. The High Income Bond Fund II invests in a designated portfolio of the Federated Insurance Series --
 Service Shares. The Aggressive Growth, Growth, Capital Appreciation, Worldwide Growth, International Growth, and Balanced Portfolios each invests in a designated portfolio of the Janus Aspen Series -- Service Shares. The AIM V.I. Capital Appreciation, AIM V.I. Growth and AIM V.I. Value Funds each invests solely in a designated portfolio of the AIM Variable Insurance Funds. The Growth and Income, Premier Growth, and Quasar Portfolios each invests in a designated portfolio of the Alliance Variable Products Series Fund, Inc. The Dreyfus Investment Portfolios-Emerging Markets Portfolio and the Dreyfus Socially Responsible Growth Fund, Inc. each invests solely in designated portfolios of Dreyfus. The Foreign Bond, Long-Term U.S. Government Bond, High Yield Bond, and Total Return Bond Portfolios each invests in a designated portfolio of the PIMCO Variable Insurance Trust. The OTC Fund invests in a designated portfolio of the Rydex Variable Trust. The MFS Growth Series, the MFS Growth With Income Series, the MFS New Discovery Series, and the MFS Utility Series each invests in a designated portfolio of the MFS Variable Insurance Trust. Although the funds noted above were available effective November 2000, no amounts were issued for some funds.

  In October 2000, the Alger American Fund changed the name of its Growth Portfolio to the LargeCap Growth Portfolio.

  In April 2000, two new investment subdivisions were added to the Account for both Type I and Type II policies (see note 2). The Global Life Sciences Portfolio and the Global Technology Portfolio each invests solely in a designated portfolio of the Janus Aspen Series -- Service Shares.

  In May 2000, GE Investments Funds, Inc. changed the name of its Value Equity Fund to the Mid-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

  In June 1999, a new investment subdivision, Premier Growth Equity Fund, was added to the Account for both Type I and Type II policies (see note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. and is a series type mutual fund.

  In May 1999, the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Unit Class

  There are two unit classes included in the Account. Type I units are sold under policy forms P1096 and P1251. Type II units are sold under policy forms P1250 and P1250CR.

 (b) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The account will not be taxed as a regulated investment company under subchapter M of the code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(3) Purchases and Sales of Investments

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2001 were:

                                                         Cost of    Proceeds
                                                         Shares       from
Fund/Portfolio                                          Acquired   Shares Sold
--------------                                         ----------- -----------
GE Investment Funds, Inc.:
  S&P 500 Index Fund.................................. $ 5,427,654 $ 2,547,789
  Money Market Fund...................................  18,531,789  15,979,462
  Total Return Fund...................................     633,152   2,984,209
  International Equity Fund...........................     222,361      66,460
  Real Estate Securities Fund.........................     449,311     230,952
  Global Income Fund..................................      55,592      17,515
  Mid-Cap Value Equity Fund...........................   1,083,042     423,767
  Income Fund.........................................     610,060     395,792
  U.S. Equity Fund....................................     606,322     255,336
  Premier Growth Equity Fund..........................     685,610     261,345
  Value Equity Fund...................................      80,336       6,883
  Small-Cap Value Equity Fund.........................     111,974      13,874
Oppenheimer Variable Account Funds:
  Bond Fund/VA........................................     701,906     318,680
  Capital Appreciation Fund/VA........................   2,280,698     974,204
  Aggressive Growth Fund/VA...........................   4,890,213   3,944,522
  High Income Fund/VA.................................     831,214     388,875
  Multiple Strategies Fund/VA.........................     621,302     447,656
  Global Securities Fund/VA...........................     209,395      23,986
  Main Street Growth & Income Fund/VA.................     201,029      23,354
Variable Insurance Products Fund:
  Equity-Income Portfolio.............................   2,514,998   1,615,882
  Growth Portfolio....................................   4,997,642   4,103,959
  Overseas Portfolio..................................     744,596     447,317
Variable Insurance Products Fund -- Service Class 2:
  Equity-Income Portfolio.............................     283,306      29,083
  Growth Portfolio....................................     504,573      51,039
Variable Insurance Products Fund II:
  Asset Manager Portfolio.............................     821,781     802,450
  Contrafund Portfolio................................   2,271,960   1,550,189
Variable Insurance Products Fund II -- Service Class
 2:
  Contrafund Portfolio................................     217,777      27,223
Variable Insurance Products Fund III:
  Growth & Income Portfolio...........................     609,442     358,016
  Growth Opportunities Portfolio......................     271,393     179,352
Variable Insurance Products Fund III -- Service Class
 2:
  Mid Cap Portfolio...................................     126,856      16,069
  Growth & Income Portfolio...........................     132,111      13,719

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                          Cost of    Proceeds
                                                           Shares      from
Fund/Portfolio                                            Acquired  Shares Sold
--------------                                           ---------- -----------
Federated Insurance Series:
  American Leaders Fund II.............................. $  381,086 $  226,824
  High Income Bond Fund II..............................    276,940    110,561
  Utility Fund II.......................................    191,688     84,891
  International Small Company Fund II...................     22,005        589
Federated Insurance Series -- Service Shares:
  High Income Bond Fund II..............................     38,757      3,434
Alger American Fund:
  Small Capitalization Portfolio........................  1,057,462    730,884
  LargeCap Growth Portfolio.............................  3,514,178  2,174,306
PBHG Insurance Series Fund, Inc.:
  PBHG Large Cap Growth Portfolio.......................    904,717    577,173
  PBHG Growth II Portfolio..............................    789,761    515,135
Janus Aspen Series:
  Aggressive Growth Portfolio...........................  4,088,009  3,867,266
  Growth Portfolio......................................  2,336,645  1,973,759
  Worldwide Growth Portfolio............................  2,387,012  2,072,811
  Balanced Portfolio....................................  2,170,460    885,739
  Flexible Income Portfolio.............................    419,016    233,962
  International Growth Portfolio........................  2,481,001  1,833,059
  Capital Appreciation Portfolio........................  1,705,193  1,457,766
Janus Aspen Series -- Service Shares:
  Global Life Sciences Portfolio........................    167,598    135,529
  Global Technology Portfolio...........................    158,157     87,640
  Aggressive Growth Portfolio...........................    156,932     20,771
  Capital Appreciation Portfolio........................    148,352     18,776
  Worldwide Growth Portfolio............................    185,948     23,442
  International Growth Portfolio........................    132,787      9,835
  Balanced Portfolio....................................    636,566     64,635
  Growth Portfolio......................................    164,257     17,956
Goldman Sachs Variable Insurance Trust:
  Growth and Income Fund................................     38,980     26,437
  Mid Cap Value Fund....................................  1,138,685    400,427
Salomon Brothers Variable Series Funds Inc.:
  Strategic Bond Fund...................................    273,168     73,264
  Investors Fund........................................    629,083    167,802
  Total Return Fund.....................................     60,672      5,567
Dreyfus:
  The Dreyfus Socially Resposible Growth Fund, Inc. ....     37,373      8,743
  Dreyfus Investment Portfolios-Emerging Markets
   Portfolio............................................      7,119      1,049
MFS Variable Insurance Trust:
  MFS New Discovery Series..............................     65,517      5,956
  MFS Investors Growth Stock Series.....................     77,403      6,321
  MFS Investors Trust Series............................     79,833      5,109
  MFS Utility Series....................................    252,586     28,899

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                           Cost of    Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                            ---------- -----------
Rydex Variable Trust:
  OTC Fund............................................... $   28,545 $    6,209
Alliance Variable Products Series Fund, Inc.:
  Premier Growth Portfolio...............................    140,055     14,419
  Growth and Income Portfolio............................    474,677     35,894
  Quasar Portfolio.......................................     28,524      5,026
AIM Variable Insurance Funds, Inc.:
  AIM V.I. Capital Appreciation Fund.....................    121,455     15,198
  AIM V.I. Growth Fund...................................    105,130     16,060
  AIM V.I. Value Fund....................................    184,187     25,846
PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio.................................      9,705      1,778
  Long-Term U.S. Government Bond Portfolio...............    112,682     10,849
  High Yield Bond Portfolio..............................     56,048      7,383
  Total Return Bond Portfolio............................    122,729      8,661

(4) Related Party Transaction

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable life insurance policies, less deductions of 7.5% retained as compensation for certain distribution expenses and premium taxes. In addition, there is a deferred sales charge of up to 45% of the first year's premiums. This charge will be deducted from the policy's cash value in equal installments at the beginning of each of the policy years two through ten with any remaining installments deducted at policy lapse or surrender.

  If a policy is surrendered or lapses during the first nine years for Type I policies or fifteen years for Type II policies, a charge is made by GE Life & Annuity to cover the expenses of issuing the policy. The charge is a stated percentage of the insurance amount and varies by the age of the policyholder when issued and period of time that the policy has been in force. A charge equal to the lesser of $25 or 2% of the amount paid on a partial surrender will be made to compensate GE Life & Annuity for the costs incurred in connection with the partial surrender.

  A charge based on the policy specified amount of insurance, death benefit option, cash values, duration, the insured's sex, issue age and risk class is deducted from the policy cash values each month to compensate GE Life & Annuity for the cost of insurance and any benefits added by rider. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes. This charge is assessed through the daily unit value calculation equal to an effective annual rate of 0.70% of the net assets of the account. For certain policies issued on or after May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $6 from the policy cash value and for policies issued prior to May 1, 1993, GE Life & Annuity will deduct a monthly administrative charge of $5 from the policy cash value.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Life and Annuity. Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company. GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund, .65% for the Mid-Cap Value Equity, Premier Growth Equity, and Value Equity Funds and .80% for the Small-Cap Value Equity Fund.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


(5) Capital Transactions

  The increase (decrease) in outstanding units and amounts, by type and by subaccount, from capital transactions with policyholders for each of the years or lesser periods in the three year period ended December 31, 2001 are as follows:

                                                    GE Investments Funds, Inc.
                     -------------------------------------------------------------------------------------------------
                          S&P 500              Money                 Total           International      Real Estate
                           Index               Market               Return              Equity          Securities
                           Fund                 Fund                 Fund                Fund              Fund
                     ------------------  -------------------  --------------------  ----------------  ----------------
                      Units   $ Amount    Units    $ Amount    Units    $ Amount    Units   $ Amount  Units   $ Amount
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
Type I Units:
 Units Purchased....  15,661  $ 744,224   37,026  $  557,961    4,245  $   157,657   1,433  $ 24,206   5,331  $ 81,409
 Units Redeemed..... (15,798)  (750,728) (31,429)   (473,611) (11,331)    (420,907)   (963)  (16,303) (2,958)  (45,263)
 Units Exchanged....    (346)   (16,449)   7,179     108,179   (1,367)     (50,779) (1,909)  (32,237)   (912)  (13,928)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 1999..    (483) $ (22,953)  12,776  $  192,528   (8,453) $  (314,029) (1,439) $(24,334)  1,461  $ 22,218
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  11,079    706,803   84,019   1,476,976    3,501      142,502   2,397    39,071   5,567    73,027
 Units Redeemed..... (11,285)  (719,991) (31,988)   (562,304) (10,597)    (431,415)   (942)  (15,345) (3,402)  (44,625)
 Units Exchanged....  (2,389)  (152,370) (29,187)   (513,090)    (322)     (13,095)   (111)   (1,807) (2,358)  (30,935)
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended
 December 31, 2000..  (2,595) $(165,559)  22,844  $  401,581   (7,418) $  (302,007)  1,344  $ 21,919    (193) $ (2,532)
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========
 Units Purchased....  17,149    856,011   81,244   1,550,922    4,061      161,424   2,207    31,129   3,070    69,588
 Units Redeemed..... (11,921)  (595,054) (27,399)   (523,042) (69,874)  (2,776,932)   (570)   (8,031) (3,343)  (75,776)
 Units Exchanged....     109      5,418  (75,269) (1,436,855)     629       24,993    (160)   (2,261)  1,002    22,712
                     -------  ---------  -------  ----------  -------  -----------  ------  --------  ------  --------
 Net increase
 (decrease) from
 capital
 transactions with
 policyholders
 during the year
 ended December 31,
 2001...............   5,337  $ 266,375  (21,424) $ (408,975) (65,184) $(2,590,515)  1,477  $ 20,837     729  $ 16,524
                     =======  =========  =======  ==========  =======  ===========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            GE Investments Funds, Inc. (continued)
                         --------------------------------------------------------------------------------------
                                              Mid-Cap                                              Premier
                         Global Income     Value Equity         Income         U.S. Equity      Growth Equity
                              Fund             Fund              Fund              Fund             Fund
                         ---------------  ----------------  ----------------  ---------------  ----------------
                         Units  $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount
                         -----  --------  ------  --------  ------  --------  -----  --------  ------  --------
Type I Units:
 Units Purchased........ 1,215  $12,987    1,407  $ 23,058   4,423  $ 45,880    302  $ 3,700      275  $  2,854
 Units Redeemed.........  (366)  (3,910)  (1,090)  (17,863) (3,534)  (36,656)  (113)  (1,387)     (69)     (714)
 Units Exchanged........    (3)     (29)   3,672    60,192  (4,367)  (45,305) 1,727   21,124    5,227    54,347
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   846  $ 9,048    3,989  $ 65,387  (3,478) $(36,081) 1,916  $23,436    5,433  $ 56,488
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........ 1,184   12,400    2,303    38,399   3,840    41,033    435    5,345    2,120    24,871
 Units Redeemed.........  (192)  (2,009)  (1,381)  (23,019) (4,751)  (50,769)  (184)  (2,264)  (2,385)  (27,975)
 Units Exchanged........  (104)  (1,089)    (741)  (12,362)     18       195    659    8,099    8,440    98,992
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   888  $ 9,302      181  $  3,018    (893) $ (9,542)   910  $11,180    8,175  $ 95,889
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========
 Units Purchased........   174    1,855    3,788    65,476   3,415    38,507  3,340   39,247    4,507    44,290
 Units Redeemed.........  (252)  (2,690)  (1,089)  (18,828) (7,735)  (87,218)  (428)  (5,022)  (2,275)  (22,354)
 Units Exchanged........   --       --     4,146    71,658   2,462    27,761    844    9,927    1,117    10,972
                         -----  -------   ------  --------  ------  --------  -----  -------   ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....   (78) $  (835)   6,845  $118,306  (1,858) $(20,950) 3,756  $44,152    3,349  $ 32,908
                         =====  =======   ======  ========  ======  ========  =====  =======   ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 Oppenheimer Variable Account Funds
                        ----------------------------------------------------------------------------------------------
                                              Capital                                                    Multiple
                                            Appreciation     Aggressive Growth      High Income         Strategies
                         Bond Fund/VA         Fund/VA             Fund/VA             Fund/VA            Fund/VA
                        ----------------  -----------------  -------------------  -----------------  -----------------
                        Units   $ Amount  Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
Type I Units:
 Units Purchased.......  3,765  $ 87,986     940  $ 487,166   10,658  $  612,713   8,672  $ 313,464   3,427  $ 114,003
 Units Redeemed........ (2,106)  (49,221)   (743)  (384,948) (11,460)   (658,798) (7,666)  (277,090) (2,798)   (93,086)
 Units Exchanged.......    109     2,556    (198)  (102,737)  (4,525)   (260,171) (1,264)   (45,699) (1,536)   (51,086)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 1999....  1,768  $ 41,321      (1) $    (519)  (5,327) $ (306,256)   (258) $  (9,325)   (907) $ (30,169)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  2,783    63,630   5,150    416,272  (16,055)    572,133   7,017    245,521   2,511     92,071
 Units Redeemed........ (2,768)  (63,277) (5,707)  (461,259)  36,280  (1,292,852) (5,501)  (192,506) (3,009)  (110,348)
 Units Exchanged.......   (302)   (6,915) (1,107)   (89,522) (19,382)    690,679  (3,148)  (110,110)   (291)   (10,666)
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2000....   (287) $ (6,562) (1,664) $(134,509)     843  $  (30,040) (1,632) $ (57,095)   (789) $ (28,943)
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========
 Units Purchased.......  3,206    82,621   6,968    426,830    2,918     473,513   5,929    209,303   3,867    144,913
 Units Redeemed........ (2,539)  (65,430) (5,696)  (348,906)  (3,769)   (611,634) (6,047)  (213,471) (3,147)  (117,926)
 Units Exchanged.......  1,743    44,910   1,619     99,145       56       9,088   1,383     48,826   1,629     61,062
                        ------  --------  ------  ---------  -------  ----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital transactions
  with policyholders
  during the year ended
  December 31, 2001....  2,410  $ 62,101   2,891  $ 177,069     (795) $ (129,033)  1,265  $  44,658   2,349  $  88,049
                        ======  ========  ======  =========  =======  ==========  ======  =========  ======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                              Variable Insurance Products Fund                   Variable Insurance Products Fund II
                  -------------------------------------------------------------  --------------------------------------
                    Equity-Income                                Overseas          Asset Manager        Contrafund
                      Portfolio         Growth Portfolio         Portfolio           Portfolio           Portfolio
                  -------------------  --------------------  ------------------  ------------------  ------------------
                   Units    $ Amount    Units    $ Amount     Units   $ Amount    Units   $ Amount    Units   $ Amount
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
Type I Units:
 Units
  Purchased......  25,811  $1,138,293   13,506  $   832,621    8,226  $ 276,716   14,013  $ 418,518   20,627  $ 553,523
 Units Redeemed.. (19,540)   (861,743) (17,825)  (1,098,875)  (8,312)  (279,606) (13,866)  (414,135) (16,866)  (452,605)
 Units
  Exchanged...... (15,909)   (701,615) (10,368)    (639,186)  (3,401)  (114,405)  (6,414)  (191,557) (14,178)  (380,469)
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  (9,638) $ (425,066) (14,687) $  (905,440)  (3,487) $(117,295)  (6,267) $(187,174) (10,417) $(279,551)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  21,197     966,580    9,283      795,230    7,554    247,150   11,519    360,477   31,544    539,990
 Units Redeemed.. (18,006)   (821,065) (12,544)  (1,074,634)  (9,940)  (325,204) (22,731)  (711,365) (36,006)  (616,370)
 Units
  Exchanged......  (6,465)   (294,802)    (348)     (29,771)  (3,150)  (103,060)    (488)   (15,263)   2,239     38,326
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  (3,274) $ (149,288)  (3,609) $  (309,175)  (5,536) $(181,114) (11,700) $(366,152)  (2,223) $ (38,054)
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========
 Units
  Purchased......  15,453     787,892   12,435      741,149   71,979    231,857   11,413    326,667   15,337    499,479
 Units Redeemed.. (13,771)   (702,127) (13,514)    (805,486) (57,261)  (184,450) (18,960)  (542,679) (13,439)  (437,660)
 Units
  Exchanged......   1,829      93,247   (1,903)    (113,402) (15,113)   (48,681)  (1,111)   (31,798)   2,747     89,443
                  -------  ----------  -------  -----------  -------  ---------  -------  ---------  -------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......   3,511  $  179,012   (2,982) $  (177,739)    (395) $  (1,274)  (8,658) $(247,810)   4,645  $ 151,262
                  =======  ==========  =======  ===========  =======  =========  =======  =========  =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Variable Insurance Products
                                    Fund III                   Federated Insurance Series
                         ----------------------------------  ----------------------------------
                                               Growth
                         Growth & Income    Opportunities       American         High Income
                            Portfolio         Portfolio      Leaders Fund II    Bond Fund II
                         ----------------  ----------------  ----------------  ----------------
                         Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                         ------  --------  ------  --------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  3,421  $ 62,857   2,186  $ 40,551   5,066  $ 81,805   2,703  $ 42,342
 Units Redeemed......... (2,413)  (44,331) (1,490)  (27,641) (2,476)  (39,986) (1,197)  (18,750)
 Units Exchanged........ (2,229)  (40,954) (1,296)  (24,037)    637    10,295   1,142    17,883
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... (1,221) $(22,429)   (600) $(11,126)  3,227  $ 52,114   2,648  $ 41,474
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  2,286    37,865   2,645    31,669   3,920    71,257   2,699    41,421
 Units Redeemed......... (2,012)  (33,327) (2,023)  (24,218) (2,546)  (46,281) (1,248)  (19,147)
 Units Exchanged........  2,146    35,547  (6,937)  (83,083)   (790)  (14,359)   (557)   (8,551)
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,420  $ 40,085  (6,315) $(75,632)    584  $ 10,617     894  $ 13,724
                         ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased........  6,181    98,539   4,720    54,997   3,632    64,311   2,195    33,708
 Units Redeemed......... (3,050)  (48,621) (1,688)  (19,663) (1,950)  (34,533) (2,512)  (38,572)
 Units Exchanged........  1,687    26,887     364     4,241   1,524    26,979   3,005    46,149
                         ------  --------  ------  --------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  4,818  $ 76,805   3,396  $ 39,575   3,206  $ 56,757   2,688  $ 41,285
                         ======  ========  ======  ========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                            Federated
                            Insurance
                             Series                                                  PBHG Insurance Series Fund,
                           (continued)             Alger American Fund                          Inc.
                         ----------------  --------------------------------------  ----------------------------------
                                                 Small                             PBHG Large Cap
                                            Capitalization         LargeCap            Growth        PBHG Growth II
                         Utility Fund II       Portfolio       Growth Portfolio       Portfolio         Portfolio
                         ----------------  ------------------  ------------------  ----------------  ----------------
                         Units   $ Amount   Units   $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
Type I Units:
 Units Purchased........  1,671  $ 31,884   14,158  $ 230,268   18,292  $ 340,244   1,496  $ 22,387   4,760  $ 25,675
 Units Redeemed......... (1,042)  (19,878)  (9,995)  (162,555)  (9,347)  (173,859)   (726)  (10,861) (2,582)  (13,927)
 Units Exchanged........    (83)   (1,586)  20,595    334,950  (15,368)  (285,849)    221     3,301    (137)     (737)
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....    546  $ 10,420   24,758  $ 402,663   (6,423) $(119,464)    991  $ 14,827   2,041  $ 11,011
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  1,956    30,314   13,261    230,638    7,544    244,920     913    25,091     770    26,180
 Units Redeemed......... (1,454)  (22,529) (13,845)  (240,804)  (5,991)  (194,501)   (757)  (20,800)   (643)  (21,863)
 Units Exchanged........   (613)   (9,504) (25,194)  (438,170)     692     22,452  11,038   303,390  10,917   371,379
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   (111) $ (1,720) (25,778) $(448,335)   2,245  $  72,872  11,194  $307,681  11,044  $375,696
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========
 Units Purchased........  2,719    45,464   12,697    173,758    9,656    260,628     875    31,750   1,247    32,605
 Units Redeemed......... (1,226)  (20,497)  (8,381)  (114,691)  (6,640)  (179,217) (1,076)  (39,023) (1,354)  (35,392)
 Units Exchanged........   (129)   (2,161)   4,191     57,353   13,059    352,458   2,253    81,707   5,754   150,347
                         ------  --------  -------  ---------  -------  ---------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001.....  1,364  $ 22,806    8,507  $ 116,420   16,075  $ 433,869   2,052  $ 74,434   5,647  $147,560
                         ======  ========  =======  =========  =======  =========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                             Janus Aspen Series
                  -------------------------------------------------------------------------------------------------
                  Aggressive Growth                        Worldwide Growth        Balanced       Flexible Income
                      Portfolio       Growth Portfolio        Portfolio           Portfolio          Portfolio
                  ------------------  ------------------  -------------------  -----------------  ----------------
                   Units   $ Amount    Units   $ Amount    Units    $ Amount   Units   $ Amount   Units   $ Amount
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
Type I Units:
 Units
  Purchased......  12,369  $ 446,648   16,689  $ 567,608   38,292  $  777,339   6,407  $ 137,139     251  $  3,514
 Units Redeemed.. (15,335)  (553,762) (12,129)  (412,522) (28,491)   (578,381) (5,730)  (122,642) (1,278)  (17,865)
 Units
  Exchanged......  25,088    906,003   18,674    635,144   (6,785)   (137,733)  8,897    190,396     208     2,904
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  22,122  $ 798,889   23,234  $ 790,230    3,016  $   61,225   9,574  $ 204,893    (819) $(11,447)
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  10,645    522,136   15,555    529,230   17,285     781,260   8,479    204,547   2,277    36,036
 Units Redeemed.. (14,568)  (714,486) (17,458)  (593,959) (23,801) (1,075,772) (7,070)  (170,551)   (790)  (12,503)
 Units
  Exchanged......   8,822    432,611  (17,549)  (597,070)   2,903     131,207   5,699    137,472  (1,291)  (20,431)
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......   4,899  $ 240,261  (19,452) $(661,800)  (3,613) $ (163,305)  7,108  $ 171,467     196  $  3,102
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
 Units
  Purchased......  18,271    477,503   20,539    586,290   31,345     740,278  12,746    302,608   2,214    34,307
 Units Redeemed.. (19,579)  (511,688) (16,335)  (466,279) (30,516)   (720,710) (9,234)  (219,236)   (794)  (12,305)
 Units
  Exchanged......  (8,901)  (232,630)   1,312     37,455   (3,688)    (87,090)  8,654    205,437   1,425    22,093
                  -------  ---------  -------  ---------  -------  ----------  ------  ---------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... (10,209) $(266,815)   5,516  $ 157,466   (2,859) $  (67,522) 12,166  $ 288,809   2,845  $ 44,095
                  =======  =========  =======  =========  =======  ==========  ======  =========  ======  ========
                   International
                  Growth Portfolio
                  ------------------
                  Units   $ Amount
                  ------- ----------
Type I Units:
 Units
  Purchased......  6,335  $ 126,045
 Units Redeemed.. (4,045)   (80,483)
 Units
  Exchanged......  1,272     25,306
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 1999.......  3,562  $  70,868
                  ======= ==========
 Units
  Purchased......  5,302    168,276
 Units Redeemed.. (4,304)  (136,590)
 Units
  Exchanged......  6,892    218,694
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  7,890  $ 250,379
                  ======= ==========
 Units
  Purchased...... 11,636    229,951
 Units Redeemed.. (5,968)  (117,942)
 Units
  Exchanged......  2,319     45,828
                  ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  7,987  $ 157,837
                  ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Janus Aspen
                             Series        Janus Aspen Series -- Service          Goldman Sachs Variable
                           (continued)                Shares                         Insurance Trust
                         ----------------  --------------------------------  -----------------------------------
                             Capital        Global Life         Global
                          Appreciation        Sciences        Technology       Growth and          Mid Cap
                            Portfolio        Portfolio        Portfolio       Income Fund        Value Fund
                         ----------------  ---------------  ---------------  ---------------  ------------------
                         Units   $ Amount  Units  $ Amount  Units  $ Amount  Units  $ Amount   Units   $ Amount
                         ------  --------  -----  --------  -----  --------  -----  --------  -------  ---------
Type I Units:
 Units Purchased........  2,077  $ 57,249    --   $   --      --   $   --     --    $   --      2,906  $  24,420
 Units Redeemed......... (2,197)  (60,555)   --       --      --       --      (8)      (72)     (160)    (1,345)
 Units Exchanged........ 14,138   389,776    --       --      --       --     (73)     (679)   44,496    373,851
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999..... 14,018  $386,471    --   $   --      --   $   --     (81)  $  (750)   47,242  $ 396,926
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  3,681   147,172    104    1,094      34      361     18       150     1,553     11,720
 Units Redeemed......... (2,469)  (98,711)   (33)    (351)    (35)    (374)  (154)   (1,275)   (1,166)    (8,796)
 Units Exchanged........  1,075    42,978  4,191   44,099   7,802   82,724    172     1,422   (34,476)  (260,257)
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....  2,287  $ 91,439  4,262  $44,841   7,801  $82,710     36   $   298   (34,089) $(257,333)
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========
 Units Purchased........  4,438    96,860    981    8,808     627    3,675    836     6,799     9,658    111,261
 Units Redeemed......... (4,219)  (92,074)  (163)  (1,466)   (345)  (2,021)   (16)     (132)   (1,118)   (12,884)
 Units Exchanged........ (2,325)  (50,737)   971    8,708   1,487    8,705    (19)     (156)    7,689     88,583
                         ------  --------  -----  -------   -----  -------   ----   -------   -------  ---------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... (2,106) $(45,951) 1,789  $16,050   1,769  $10,359    801   $ 6,511    16,229  $ 186,960
                         ======  ========  =====  =======   =====  =======   ====   =======   =======  =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                               Salomon Brothers Variable Series Funds Inc.
                              --------------------------------------------------
                                Strategic                            Total
                                   Bond           Investors          Return
                                   Fund             Fund              Fund
                              ---------------  ----------------  ---------------
                              Units  $ Amount  Units   $ Amount  Units  $ Amount
                              -----  --------  ------  --------  -----  --------
Type I Units:
 Units Purchased.............   --   $   --       --   $    --      25  $   270
 Units Redeemed..............   --       --       (15)     (194)   (16)    (169)
 Units Exchanged.............   --       --       --        --      94    1,008
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 1999....   --   $   --       (15) $   (194)   103  $ 1,110
                              =====  =======   ======  ========  =====  =======
 Units Purchased.............   --       --         9       139    345    3,824
 Units Redeemed..............    (2)     (17)     (23)     (356)   (61)    (679)
 Units Exchanged.............   102    1,075   10,119   156,272     12      138
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2000....   100  $ 1,058   10,105  $156,055    296  $ 3,282
                              =====  =======   ======  ========  =====  =======
 Units Purchased............. 1,367   15,562      266     4,189    540    6,057
 Units Redeemed..............  (192)  (2,184)    (516)   (8,137)  (153)  (1,718)
 Units Exchanged............. 2,376   27,062   11,432   180,636  1,424   15,981
                              -----  -------   ------  --------  -----  -------
 Net increase (decrease) from
  capital transactions with
  policyholders during the
  year
  ended December 31, 2001.... 3,551  $40,440   11,182  $176,688  1,811  $20,320
                              =====  =======   ======  ========  =====  =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001


                                                         GE Investments Funds, Inc.
                  ---------------------------------------------------------------------------------------------------
                        S&P 500                Money                Total          International      Real Estate
                         Index                 Market               Return            Equity          Securities
                         Fund                   Fund                 Fund              Fund              Fund
                  --------------------  ---------------------  -----------------  ----------------  ----------------
                   Units    $ Amount     Units     $ Amount    Units   $ Amount   Units   $ Amount  Units   $ Amount
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  28,289  $ 1,604,107   373,827  $ 6,559,765   2,488  $  93,435   8,139  $128,192   2,648  $ 40,353
 Units Redeemed..  (6,975)    (395,527)  (30,812)    (540,672) (1,341)   (50,357) (1,016)  (16,008) (1,241)  (18,912)
 Units
  Exchanged......  12,671      718,489  (292,484)  (5,132,395)    625     23,449     277     4,357   2,408    36,706
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,985  $ 1,927,069    50,531  $   886,697   1,772  $  66,527   7,400  $116,541   3,815  $ 58,147
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  44,038    2,705,892   647,376   11,703,699   4,610    191,279   5,582    98,528   3,519    61,400
 Units Redeemed.. (10,727)    (659,129)  (48,574)    (878,154) (1,128)   (46,812) (2,260)  (39,900) (1,365)  (23,821)
 Units
  Exchanged......  15,638      960,914  (526,790)  (9,523,663)  1,933     80,184   3,533    62,367   5,691    99,308
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  48,949  $ 3,007,677    72,012  $ 1,301,882   5,415  $ 224,651   6,855  $120,995   7,845  $136,888
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
 Units
  Purchased......  54,801    2,859,496   466,484    8,812,516   7,282    311,893   9,277   131,993   5,168   110,518
 Units Redeemed.. (22,277)  (1,162,380)  (74,788)  (1,412,847) (2,534)  (108,539) (1,986)  (28,262) (2,471)  (52,852)
 Units
  Exchanged......  14,570      760,292  (259,835)  (4,908,639)     96      4,102   1,922    27,352   4,990   106,708
                  -------  -----------  --------  -----------  ------  ---------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  47,094  $ 2,457,408   131,861  $ 2,491,030   4,844  $ 207,456   9,213  $131,083   7,687  $164,374
                  =======  ===========  ========  ===========  ======  =========  ======  ========  ======  ========
                      Global
                      Income
                       Fund
                  -----------------
                  Units   $ Amount
                  ------- ---------
Type II Units:
 Units
  Purchased......    953  $10,338
 Units Redeemed..   (287)  (3,116)
 Units
  Exchanged......  3,476   37,692
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  4,142  $44,914
                  ======= =========
 Units
  Purchased......  1,514   15,692
 Units Redeemed..   (596)  (6,174)
 Units
  Exchanged......    (50)    (520)
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........    868  $ 8,997
                  ======= =========
 Units
  Purchased......  4,495   47,215
 Units Redeemed.. (1,067) (11,207)
 Units
  Exchanged......    345    3,620
                  ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  3,773  $39,628
                  ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                 GE Investments Funds, Inc. (continued)
                  ---------------------------------------------------------------------------------------------------------------
                      Mid-Cap                                 U.S.               Premier            Value           Small-Cap
                    Value Equity          Income             Equity           Growth Equity         Equity        Value Equity
                        Fund               Fund               Fund                Fund               Fund             Fund
                  -----------------  -----------------  ------------------  ------------------  ---------------  ----------------
                  Units   $ Amount   Units   $ Amount    Units   $ Amount    Units   $ Amount   Units  $ Amount  Units   $ Amount
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
Type II Units:
 Units
  Purchased...... 11,785  $ 196,036   2,123  $  22,181   11,266  $ 133,912    3,298  $  33,017    --   $    --      --   $    --
 Units Redeemed.. (3,542)   (58,922)   (353)    (3,691)  (2,158)   (25,654)    (475)    (4,759)   --        --      --        --
 Units
  Exchanged......  6,445    107,206     (10)      (102)   1,503     17,862    3,411     34,136    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999........... 14,688  $ 244,320   1,760  $  18,388   10,611  $ 126,120    6,234  $  62,394    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 14,289    223,219   4,616     50,255   79,617  1,009,821   24,853    285,957    --        --      --        --
 Units Redeemed.. (3,416)   (53,373)   (790)    (8,597) (23,722)  (300,879)  (5,133)   (59,055)   --        --      --        --
 Units
  Exchanged......    (31)      (485)  5,555     60,485    8,173    103,657   16,059    184,775    --        --      --        --
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,842  $ 169,361   9,381  $ 102,143   64,068  $ 812,599   35,779  $ 411,677    --   $    --      --   $    --
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========
 Units
  Purchased...... 21,811    374,781  15,321    180,034   25,747    299,943   38,997    407,855  7,004    63,094  34,151    88,486
 Units Redeemed.. (7,172)  (123,244) (5,096)   (59,886) (10,797)  (125,786) (14,387)  (150,468)  (706)   (6,362)   (854)   (9,618)
 Units
  Exchanged...... 14,156    243,249   6,992     82,164   11,372    132,481   10,810    113,051  2,033    18,310   1,745    19,639
                  ------  ---------  ------  ---------  -------  ---------  -------  ---------  -----  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 28,795  $ 494,786  17,217  $ 202,312   26,322  $ 306,638   35,420  $ 370,438  8,331  $ 75,042  35,042  $ 98,507
                  ======  =========  ======  =========  =======  =========  =======  =========  =====  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                            Oppenheimer Variable Account Funds
                  -----------------------------------------------------------------------------------------------
                                         Capital            Aggressive             High             Multiple
                        Bond           Appreciation           Growth              Income           Strategies
                      Fund/VA            Fund/VA             Fund/VA             Fund/VA            Fund/VA
                  -----------------  -----------------  -------------------  -----------------  -----------------
                  Units   $ Amount   Units   $ Amount   Units    $ Amount    Units   $ Amount   Units   $ Amount
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
Type II Units:
 Units
  Purchased......  2,591  $  60,341   5,822  $ 336,129   1,518  $    94,178   3,721  $ 131,577   2,421  $  79,683
 Units Redeemed.. (1,242)   (28,932) (1,227)   (70,871)   (600)     (37,212)   (557)   (19,688)   (294)    (9,671)
 Units
  Exchanged......  4,538    105,706   1,282     73,980     391       24,222   2,515     88,970     (67)    (2,201)
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,887  $ 137,115   5,877  $ 339,239   1,309  $    81,188   5,679  $ 200,860   2,060  $  67,811
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  3,727     90,483   8,639    667,072   7,531      725,209   3,789    128,842   6,711    245,158
 Units Redeemed.. (1,594)   (38,698) (1,957)  (151,092) (1,289)    (124,179) (1,190)   (40,459)   (623)   (22,746)
 Units
  Exchanged......    548     13,291   4,361    336,818   4,683      450,945  21,506    731,299   2,226     81,301
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......  2,681  $  65,076  11,043  $ 852,798  10,925  $ 1,051,974  24,105  $ 819,681   8,314  $ 303,714
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
 Units
  Purchased......  4,139    107,303   8,891    644,700   9,843      652,060   5,246    184,452   3,403    114,810
 Units Redeemed.. (2,460)   (63,781) (4,265)  (309,272) (3,611)    (239,217) (2,286)   (80,366) (5,672)  (191,335)
 Units
  Exchanged......  8,096    209,908   3,897    282,617  (1,606)    (106,383)    355     12,466   1,605     54,128
                  ------  ---------  ------  ---------  ------  -----------  ------  ---------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001.......  9,775  $ 253,430   8,523  $ 618,045   4,626  $   306,460   3,315  $ 116,552    (664) $ (22,397)
                  ======  =========  ======  =========  ======  ===========  ======  =========  ======  =========
                    Oppenheimer Variable Account
                       Funds -- Class 2 Shares
                  -------------------------------------
                       Global          Main Street
                     Securities      Growth & Income
                      Fund/VA            Fund/VA
                  ------------------ ------------------
                  Units   $ Amount   Units   $ Amount
                  ------- ---------- ------- ----------
Type II Units:
 Units
  Purchased......    --   $     --      --   $     --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $     --      --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased......    --         --      --         --
 Units Redeemed..    --         --      --         --
 Units
  Exchanged......    --         --      --         --
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2000.......    --   $      --     --   $     --
                  ======= ========== ======= ==========
 Units
  Purchased...... 17,072    145,286  17,647    144,665
 Units Redeemed.. (2,231)   (18,985) (2,377)   (19,486)
 Units
  Exchanged......  6,873     58,488   6,476     53,086
                  ------- ---------- ------- ----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended December
  31, 2001....... 21,714  $ 184,789  21,746  $ 178,265
                  ======= ========== ======= ==========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                             Variable Insurance Products
                           Variable Insurance Products Fund                    Fund -- Service Class 2
                  -------------------------------------------------------  ----------------------------------
                   Equity-Income          Growth            Overseas        Equity-Income        Growth
                     Portfolio           Portfolio          Portfolio         Portfolio         Portfolio
                  -----------------  ------------------  ----------------  ----------------  ----------------
                  Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......  6,469  $ 299,186   8,198  $  556,080   3,033  $ 87,683     --   $    --      --   $    --
 Units Redeemed.. (1,928)   (89,169) (1,568)   (106,373)   (669)  (19,340)    --        --      --        --
 Units
  Exchanged......  1,232     57,005   4,342     294,551     868    25,078     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  5,773  $ 267,022  10,972  $  744,257   3,232  $ 93,421     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased...... 10,355    495,673  14,836   1,204,941   1,494    52,093     --        --      --        --
 Units Redeemed.. (1,780)   (85,244) (3,200)   (259,916) (1,226)  (42,761)    --        --      --        --
 Units
  Exchanged......    847     40,560   2,917     236,935   1,860    64,879     --        --      --        --
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  9,422  $ 450,989  14,553  $1,181,960   2,128  $ 74,210     --   $    --      --   $    --
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......  6,584    330,212  11,756     788,090   3,121    99,472  18,295   182,605  40,726   304,507
 Units Redeemed.. (4,165)  (208,906) (5,541)   (371,442) (1,960)  (62,471) (1,878)  (18,740) (5,033)  (37,629)
 Units
  Exchanged......  3,439    172,494     750      50,279     230     7,334   9,375    93,570  25,095   187,635
                  ------  ---------  ------  ----------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  5,858  $ 293,800   6,965  $  466,927   1,391  $ 44,335  25,792  $257,435  60,788  $454,513
                  ======  =========  ======  ==========  ======  ========  ======  ========  ======  ========
                                                         Variable Insurance
                   Variable Insurance Products Fund      Products Fund II --
                                  II                       Service Class 2
                  -------------------------------------- ---------------------
                   Asset Manager        Contrafund           Contrafund
                     Portfolio          Portfolio             Portfolio
                  ----------------- -------------------- ---------------------
                  Units   $ Amount   Units    $ Amount    Units     $ Amount
                  ------- --------- -------- ----------- --------- -----------
Type II Units:
 Units
  Purchased......  1,964  $ 59,395   16,460  $  475,296       --   $      --
 Units Redeemed..   (279)   (8,447)  (3,908)   (112,838)      --          --
 Units
  Exchanged......     85     2,582   13,182     380,649       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,770  $ 53,529   25,734  $  743,107       --   $      --
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  4,225   130,372   46,731   1,523,897         6          47
 Units Redeemed.. (1,009)  (31,136)  (6,384)   (208,177)       (2)        (15)
 Units
  Exchanged......    737    22,727   13,836     451,202       --          --
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  3,953  $121,962   54,183  $1,766,922         4  $       32
                  ======= ========= ======== =========== ========= ===========
 Units
  Purchased......  3,029    92,828   23,928     665,959    22,085     177,998
 Units Redeemed.. (1,419)  (43,495) (13,309)   (370,417)   (2,775)    (22,363)
 Units
  Exchanged......   (120)   (3,669)   3,744     104,216     4,386      35,345
                  ------- --------- -------- ----------- --------- -----------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  1,490  $ 45,664   14,363  $  399,758    23,696  $  190,980
                  ======= ========= ======== =========== ========= ===========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                 Variable Insurance
                            Variable Insurance              Products Fund III -- Service
                             Products Fund III                         Class 2
                     ------------------------------------  ----------------------------------
                         Growth &            Growth                             Growth &
                          Income          Opportunities        Mid Cap           Income
                         Portfolio          Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......     22,463  $ 381,685   7,729  $119,613     --   $    --      --   $    --
 Units Redeemed..     (4,505)   (76,543) (1,923)  (29,754)    --        --      --        --
 Units
  Exchanged......      5,886    100,014   4,477    69,294     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999.. 23,844  $ 405,155  10,283  $159,152     --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     33,328    564,975   9,434   137,997       4        47     --        --
 Units Redeemed..     (7,576)  (128,420) (3,243)  (47,429)     (1)      (15)    --        --
 Units
  Exchanged......        804     13,627   1,759    25,738     --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 26,556  $ 450,182   7,950  $116,307       3  $     32     --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========
 Units
  Purchased......     23,870    357,624   9,799   126,613  10,001    93,186  11,882   104,157
 Units Redeemed..    (16,707)  (250,311) (4,688)  (60,577) (1,122)  (10,455) (1,364)  (11,954)
 Units
  Exchanged......        518      7,761    (951)  (12,291)  3,473    32,364   3,137    27,502
                     -------  ---------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  7,681  $ 115,074   4,160  $ 53,745  12,352  $115,095  13,655  $119,705
                     =======  =========  ======  ========  ======  ========  ======  ========
                                       Federated Insurance Series
                     -----------------------------------------------------------------------
                         American            High                           International
                         Leaders          Income Bond         Utility       Small Company
                         Fund II            Fund II           Fund II          Fund II
                     ------------------ ----------------- ----------------- ----------------
                     Units   $ Amount   Units   $ Amount  Units   $ Amount  Units  $ Amount
                     ------- ---------- ------- --------- ------- --------- ------ ---------
Type II Units:
 Units
  Purchased......     9,243  $ 171,340   5,365  $ 85,113   2,927  $ 57,296    --   $   --
 Units Redeemed..    (1,631)   (30,228)   (812)  (12,883) (1,047)  (20,496)   --       --
 Units
  Exchanged......     3,735     69,233   2,531    40,164   4,176    81,721    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..11,347  $ 210,345   7,084  $112,394   6,056  $118,522    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,800    136,683   6,245    96,659   2,366    43,626    --       --
 Units Redeemed..    (2,414)   (42,300) (1,237)  (19,147)   (631)  (11,629)   --       --
 Units
  Exchanged......      (747)   (13,097) (1,862)  (28,820)  3,128    57,700    --       --
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 4,639  $  81,287   3,146  $ 48,692   4,863  $ 89,696    --   $   --
                     ======= ========== ======= ========= ======= ========= ====== =========
 Units
  Purchased......     7,438    140,087   5,902    87,963   4,429    77,425  3,710   21,728
 Units Redeemed..    (7,255)  (136,643) (2,454)  (36,572) (2,441)  (42,683)   (95)    (557)
 Units
  Exchanged......     4,343     81,786   2,228    33,213   2,286    39,966     20      116
                     ------- ---------- ------- --------- ------- --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001.. 4,526  $  85,230   5,676  $ 84,604   4,274  $ 74,708  3,635  $21,287
                     ======= ========== ======= ========= ======= ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Federated
                           Insurance
                           Series --
                             Service                                                PBHG Insurance Series Fund,
                             Shares               Alger American Fund                          Inc.
                         ---------------  --------------------------------------  ----------------------------------
                              High             Small              LargeCap          PBHG Large           PBHG
                          Income Bond      Capitalization          Growth           Cap Growth         Growth II
                            Fund II          Portfolio           Portfolio           Portfolio         Portfolio
                         ---------------  -----------------  -------------------  ----------------  ----------------
                         Units  $ Amount   Units   $ Amount   Units    $ Amount   Units   $ Amount  Units   $ Amount
                         -----  --------  -------  --------  -------  ----------  ------  --------  ------  --------
Type II Units:
 Units Purchased........   --   $   --      9,990  $139,735   24,310  $  545,529   1,792  $ 28,559   1,601  $ 31,608
 Units Redeemed.........   --       --     (1,906)  (26,657)  (4,670)   (104,803)   (800)  (12,747)   (290)   (5,734)
 Units Exchanged........   --       --      4,696    65,678   17,028     382,117     709    11,288   3,114    61,488
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 1999.....   --   $   --     12,780  $178,756   36,668  $  822,843   1,701  $ 27,101   4,425  $ 87,362
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........   --       --     22,719   381,323   63,374   1,668,250   7,754   226,325  15,546   382,478
 Units Redeemed.........   --       --     (4,387)  (73,633)  (8,825)   (232,311) (1,581)  (46,149) (2,060)  (50,690)
 Units Exchanged........   --       --     11,015   184,880   14,478     381,103   7,439   217,113  14,346   352,955
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2000.....   --   $   --     29,347  $492,569   69,027  $1,817,042  13,612  $397,288  27,832  $684,742
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========
 Units Purchased........ 1,827   17,541    30,583   308,627   30,253     667,622  12,666   292,749  15,196   201,433
 Units Redeemed.........  (327)  (3,144)  (11,859) (119,674) (19,721)   (435,197) (5,502) (127,166) (6,396)  (84,785)
 Units Exchanged........ 2,227   21,382     2,454    24,766    6,713     148,132   4,368   100,976   1,197    15,860
                         -----  -------   -------  --------  -------  ----------  ------  --------  ------  --------
 Net increase (decrease)
  from capital
  transactions with
  policyholders during
  the year ended
  December 31, 2001..... 3,727  $35,779    21,178  $213,719   17,245  $  380,557  11,532  $266,559   9,997  $132,508
                         =====  =======   =======  ========  =======  ==========  ======  ========  ======  ========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                            Janus Aspen Series
                  ----------------------------------------------------------------------------------------------------------
                      Aggressive                                   Worldwide                                  Flexible
                        Growth                Growth                Growth               Balanced              Income
                       Portfolio             Portfolio             Portfolio             Portfolio           Portfolio
                  --------------------  --------------------  --------------------  --------------------  -----------------
                   Units    $ Amount     Units    $ Amount     Units    $ Amount     Units    $ Amount    Units   $ Amount
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
Type II Units:
 Units
  Purchased......  20,475  $   635,489   25,736  $   728,367   27,011  $   757,878   18,588  $   405,751   3,248  $  44,435
 Units Redeemed..  (3,966)    (123,097)  (4,982)    (140,990)  (8,156)    (228,826)  (4,493)     (98,072)   (612)    (8,368)
 Units
  Exchanged......  16,837      522,555   17,635      499,115   10,749      301,607    3,842       83,862   5,581     76,349
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  33,346  $ 1,034,947   38,389  $ 1,086,492   29,604  $   830,659   17,937  $   391,541   8,217  $ 112,416
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  40,498    2,071,196   62,852    2,191,429   76,826    3,095,718   77,905    1,941,819   4,109     57,834
 Units Redeemed.. (10,933)    (559,116)  (9,611)    (335,096) (10,547)    (424,986)  (7,047)    (175,646) (1,906)   (26,827)
 Units
  Exchanged......  17,382      889,009   26,573      926,485   17,721      714,062   10,273      256,058   4,522     63,641
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  46,947  $ 2,401,089   79,814  $ 2,782,819   84,000  $ 3,384,795   81,131  $ 2,022,230   6,725  $  94,649
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
 Units
  Purchased......  39,239    1,137,655   32,782      959,195   37,061    1,162,432   44,784    1,071,372   9,477    138,460
 Units Redeemed.. (16,790)    (486,793) (18,163)    (531,428) (20,155)    (632,165) (17,935)    (429,054) (6,658)   (97,280)
 Units
  Exchanged......  (5,237)    (151,833)  (6,769)    (198,067)  (4,463)    (139,989)  11,418      273,156   4,691     68,545
                  -------  -----------  -------  -----------  -------  -----------  -------  -----------  ------  ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  17,212  $   499,029    7,850  $   229,700   12,443  $   390,278   38,267  $   915,474   7,510  $ 109,725
                  =======  ===========  =======  ===========  =======  ===========  =======  ===========  ======  =========
                    International           Capital
                       Growth            Apperciation
                      Portfolio            Portfolio
                  ------------------- ---------------------
                   Units   $ Amount    Units    $ Amount
                  -------- ---------- -------- ------------
Type II Units:
 Units
  Purchased......   9,638  $ 173,947   27,320  $   659,806
 Units Redeemed..  (4,181)   (75,460)  (3,979)     (96,114)
 Units
  Exchanged......  18,259    329,514   18,547      447,917
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  23,716  $ 428,001   41,888  $ 1,011,610
                  ======== ========== ======== ============
 Units
  Purchased......  21,102    647,215   58,726    1,877,205
 Units Redeemed..  (4,974)  (152,561)  (8,727)    (278,920)
 Units
  Exchanged......  12,859    394,411   15,688      501,492
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  28,987  $ 889,064   65,687  $ 2,099,777
                  ======== ========== ======== ============
 Units
  Purchased......  25,741    573,163   34,005      871,376
 Units Redeemed.. (12,396)  (276,034) (17,489)    (448,148)
 Units
  Exchanged......   8,348    185,884   (6,219)    (159,365)
                  -------- ---------- -------- ------------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  21,693  $ 483,013   10,297  $   263,863
                  ======== ========== ======== ============

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                   Janus Aspen Series -- Service Shares
                     -------------------------------------------------------------------------------------------------------------
                        Global Life          Global          Aggressive          Capital          Worldwide       International
                         Sciences          Technology          Growth         Appreciation         Growth            Growth
                         Portfolio          Portfolio         Portfolio         Portfolio         Portfolio         Portfolio
                     ------------------  ----------------  ----------------  ----------------  ----------------  ----------------
                      Units   $ Amount   Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..       --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
 Units Redeemed..        --         --      --        --      --        --      --        --      --        --      --        --
 Units Exchanged..       --         --      --        --      --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..    --   $     --      --   $    --      --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..       469      5,030   3,278    31,497     --        --      --        --      --        --      --        --
 Units Redeemed..       (140)    (1,499)   (259)   (2,491)    --        --      --        --      --        --      --        --
 Units Exchanged..    12,612    135,403   9,075    87,174     --        --      --        --      --        --      --        --
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000.. 12,941  $ 138,935  12,094  $116,180     --   $    --      --   $    --      --   $    --      --   $    --
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
 Units Purchased..     9,913     99,524  17,332    84,975  25,967   124,909  18,110   122,926  16,270   118,480   6,531    46,389
 Units Redeemed..    (10,274)  (103,150) (2,294)  (11,249) (3,874)  (18,634) (1,772)  (12,027) (2,536)  (18,466) (1,245)   (8,842)
 Units Exchanged..     2,203     22,119  (2,630)  (12,894)  6,302    30,315   2,874    19,510   9,206    67,045  11,920    84,668
                     -------  ---------  ------  --------  ------  --------  ------  --------  ------  --------  ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..  1,842  $  18,493  12,408  $ 60,832  28,395  $136,590  19,212  $130,409  22,940  $167,059  17,206  $122,215
                     =======  =========  ======  ========  ======  ========  ======  ========  ======  ========  ======  ========
                        Balanced           Growth
                        Portfolio         Portfolio
                     ----------------- -----------------
                     Units   $ Amount  Units   $ Amount
                     ------- --------- ------- ---------
Type II Units:
 Units Purchased..      --   $    --      --   $    --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..      --        --      --        --
 Units Redeemed..       --        --      --        --
 Units Exchanged..      --        --      --        --
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..   --   $    --      --   $    --
                     ======= ========= ======= =========
 Units Purchased..   49,623   461,037  12,626    88,364
 Units Redeemed..    (4,514)  (41,945) (2,156)  (15,092)
 Units Exchanged..   16,099   149,570  10,617    74,307
                     ------- --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..61,208  $568,662  21,087  $147,579
                     ======= ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                           Goldman Sachs
                     Variable Insurance Trust          Salomon Brothers Variable Series Funds Inc.
                  ----------------------------------  ---------------------------------------------------
                    Growth and          Mid Cap          Strategic                            Total
                      Income             Value             Bond            Investors          Return
                       Fund              Fund              Fund              Fund              Fund
                  ----------------  ----------------  ----------------  ----------------  ---------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units   $ Amount  Units  $ Amount
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  --------
Type II Units:
 Units
  Purchased......  1,560  $ 14,501   2,252  $ 18,585   5,549  $ 56,140     548  $  7,246      6  $    74
 Units Redeemed..   (396)   (3,687)   (478)   (3,942)   (286)   (2,890)    (53)     (704)    (4)     (48)
 Units
  Exchanged......     35       329  (5,286)  (43,632)    173     1,755     128     1,695    --       --
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  1,199  $ 11,143  (3,512) $(28,990)  5,436  $ 55,005     623  $  8,237      2  $    26
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  9,882    90,107   9,618    90,774   1,280    13,416   2,355    34,743    246    2,767
 Units Redeemed..   (800)   (7,292) (1,110)  (10,475)   (807)   (8,453)   (287)   (4,238)   (26)    (287)
 Units
  Exchanged......  1,739    15,852  17,815   168,139   3,077    32,259  11,373   167,798      6       67
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000........... 10,821  $ 98,667  26,323  $248,438   3,550  $ 37,222  13,441  $198,304    226  $ 2,547
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
 Units
  Purchased......  3,064    22,004  12,356   142,280   8,873    99,792   5,087    79,045  3,182   35,396
 Units Redeemed.. (2,103)  (15,099) (6,487)  (74,703) (1,461)  (16,431) (2,175)  (33,791)  (337)  (3,749)
 Units
  Exchanged......    (89)     (642) 36,535   420,673   5,892    66,269  14,898   231,561    186    2,066
                  ------  --------  ------  --------  ------  --------  ------  --------  -----  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........    872  $  6,263  42,404  $488,250  13,304  $149,630  17,810  $276,815  3,031  $33,713
                  ======  ========  ======  ========  ======  ========  ======  ========  =====  =======
                             Dreyfus
                  ---------------------------------
                                      Dreyfus
                   The Dreyfus       Investment
                     Socially       Portfolios-
                   Responsible        Emerging
                   Growth Fund,       Markets
                       Inc.          Portfolio
                  ---------------- ----------------
                  Units  $ Amount  Units  $ Amount
                  ------ --------- ------ ---------
Type II Units:
 Units
  Purchased......   --   $   --     --    $   --
 Units Redeemed..   --       --     --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........   --   $   --     --    $   --
                  ====== ========= ====== =========
 Units
  Purchased......     6       47    --        --
 Units Redeemed..    (2)     (15)   --        --
 Units
  Exchanged......   --       --     --        --
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........     4  $    32    --    $   --
                  ====== ========= ====== =========
 Units
  Purchased...... 4,356   31,492    968     8,227
 Units Redeemed..  (897)  (6,483)  (123)   (1,044)
 Units
  Exchanged......   510    3,691     61       517
                  ------ --------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 3,969  $28,700    906   $ 7,700
                  ====== ========= ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                                                                                Rydex
                                     MFS Variable Insurance Trust                          Variable Trust
                     --------------------------------------------------------------------  ----------------
                        MFS New        MFS Investors
                       Discovery       Growth Stock     MFS Investors      MFS Utility
                         Series           Series         Trust Series        Series           OTC Fund
                     ---------------  ----------------  ---------------  ----------------  ----------------
                     Units  $ Amount  Units   $ Amount  Units  $ Amount  Units   $ Amount  Units   $ Amount
                     -----  --------  ------  --------  -----  --------  ------  --------  ------  --------
Type II Units:
 Units Purchased..     --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
 Units Redeemed..      --       --       --       --      --       --       --        --      --       --
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..  --   $   --       --   $   --      --   $   --       --   $    --      --   $   --
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..       6       47      --       --      --       --       --        --        4       31
 Units Redeemed..       (2)     (15)     --       --      --       --       --        --       (1)     (10)
 Units Exchanged..     --       --       --       --      --       --       --        --      --       --
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..    4  $    32      --   $   --      --   $   --       --   $    --        3  $    21
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
 Units Purchased..   5,428   42,247    9,927   62,346   6,983   57,502   18,121   151,260   4,233   18,451
 Units Redeemed..     (712)  (5,541)    (885)  (5,558)   (593)  (4,881)  (2,946)  (24,591) (1,038)  (4,523)
 Units Exchanged..   3,178   24,739    2,341   14,701   2,607   21,467   10,737    89,620   1,830    7,976
                     -----  -------   ------  -------   -----  -------   ------  --------  ------  -------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..7,894  $61,445   11,383  $71,489   8,997  $74,088   25,912  $216,289   5,025  $21,904
                     =====  =======   ======  =======   =====  =======   ======  ========  ======  =======
                      Alliance Variable Products Series Fund, Inc.
                     -----------------------------------------------------
                         Premier          Growth and
                         Growth             Income            Quasar
                          Fund            Portfolio         Portfolio
                     ----------------- ------------------ ----------------
                     Units   $ Amount  Units   $ Amount   Units  $ Amount
                     ------- --------- ------- ---------- ------ ---------
Type II Units:
 Units Purchased..      --   $    --      --   $     --     --   $   --
 Units Redeemed..       --        --      --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 1999..   --   $     --     --   $      --    --   $   --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..        6        47     --         --     --       --
 Units Redeemed..        (2)      (15)    --         --     --       --
 Units Exchanged..      --        --      --         --     --       --
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2000..     4  $     32     --   $      --    --   $    --
                     ======= ========= ======= ========== ====== =========
 Units Purchased..   10,298    76,621  29,150    298,144  2,430   18,293
 Units Redeemed..    (1,873)  (13,935) (3,060)   (31,297)  (523)  (3,938)
 Units Exchanged..    7,912    58,865  16,521    168,984  1,385   10,429
                     ------- --------- ------- ---------- ------ ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31, 2001..16,337  $121,551  42,611  $ 435,831  3,292  $24,784
                     ======= ========= ======= ========== ====== =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                        AIM Variable Insurance Funds, Inc.
                  ----------------------------------------------------
                     AIM V.I.
                      Capital          AIM V.I.          AIM V.I.
                   Appreciation         Growth             Value
                       Fund              Fund              Fund
                  ----------------  ----------------  ----------------
                  Units   $ Amount  Units   $ Amount  Units   $ Amount
                  ------  --------  ------  --------  ------  --------
Type II Units:
 Units
  Purchased......    --   $    --      --   $   --       --   $    --
 Units Redeemed..    --        --      --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........    --   $    --      --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased......      6        47     --       --       --        --
 Units Redeemed..     (2)      (15)    --       --       --        --
 Units
  Exchanged......    --        --      --       --       --        --
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........      4  $     32     --   $   --       --   $    --
                  ======  ========  ======  =======   ======  ========
 Units
  Purchased...... 14,717    90,280  12,062   67,056   16,751   136,367
 Units Redeemed.. (2,279)  (13,980) (2,832) (15,742)  (2,660)  (21,655)
 Units
  Exchanged......  4,061    24,915   7,067   39,292    5,237    42,628
                  ------  --------  ------  -------   ------  --------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001........... 16,499  $101,215  16,297  $90,606   19,328  $157,340
                  ======  ========  ======  =======   ======  ========
                                 PIMCO Variable Insurance Trust
                  -------------------------------------------------------------------
                                  Long-Term U.S.        High             Total
                   Foreign Bond     Government       Yield Bond       Return Bond
                    Portfolio     Bond Portfolio        Fund             Fund
                  --------------- ---------------- ---------------- -----------------
                  Units  $ Amount Units  $ Amount  Units  $ Amount  Units   $ Amount
                  ------ -------- ------ --------- ------ --------- ------- ---------
Type II Units:
 Units
  Purchased......  --     $  --     --   $   --      --   $   --       --   $    --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  1999...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  --        --     --       --      --       --       --        --
 Units Redeemed..  --        --     --       --      --       --       --        --
 Units
  Exchanged......  --        --     --       --      --       --       --        --
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2000...........  --     $  --     --   $   --      --   $   --       --   $    --
                  ====== ======== ====== ========= ====== ========= ======= =========
 Units
  Purchased......  614     6,661  4,949   56,723   4,345   43,002    5,487    60,277
 Units Redeemed.. (130)   (1,410)  (772)  (8,853)   (640)  (6,327)    (645)   (7,086)
 Units
  Exchanged......  239     2,587  4,505   51,636   1,097   10,856    5,355    58,827
                  ------ -------- ------ --------- ------ --------- ------- ---------
 Net increase
  (decrease) from
  capital
  transactions
  with
  policyholders
  during the year
  ended
  December 31,
  2001...........  723    $7,838  8,682  $99,506   4,802  $47,531   10,197  $112,018
                  ====== ======== ====== ========= ====== ========= ======= =========

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

(6) Financial Highlights

  A summary by type and by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the year or lesser period ended December 31, 2001, follows.

  Expenses as a percentage of average net assets represent the annualized contract expenses of the separate account, consisting of mortality and expense charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying funds are excluded.

  The investment income ratio represents the ordinary dividends received by the subaccount from the underlying mutual fund, divided by average net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of ordinary dividends by the underlying fund in which the subaccounts invest.

  The total return for the period indicated includes changes in the value of the underlying fund and reflects deductions for all items included in the expense ratio.

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
GE Investments Funds,
Inc.:
 S&P 500 Index Fund.....  88,043   $49.38   $4,348     0.70%         1.09%    (12.88)%
 Money Market Fund...... 131,894    19.32    2,548     0.70%         3.82%      3.24 %
 Total Return Fund......  29,464    40.16    1,183     0.70%         1.14%     (3.57)%
 International Equity
 Fund...................   8,794    13.04      115     0.70%         1.05%    (21.42)%
 Real Estate Securities
 Fund...................  19,511    22.12      432     0.70%         4.09%     11.05 %
 Global Income Fund.....   4,666    10.24       48     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
 Fund...................  16,101    17.44      281     0.70%         0.89%     (0.38)%
 Income Fund............  33,971    12.33      419     0.70%         5.04%      6.67 %
 U.S. Equity Fund.......   6,600    11.41       75     0.70%         0.74%     (9.12)%
 Premier Growth Equity
 Fund...................  16,957    10.02      170     0.70%         0.12%     (9.78)%
Oppenheimer Variable
Account Funds:
 Bond Fund/VA...........  21,130    26.23      554     0.70%         6.40%      7.03 %
 Capital Appreciation
 Fund/VA................  60,645    62.80    3,809     0.70%         0.62%    (13.19)%
 Aggressive Growth
 Fund/VA................  75,849    49.81    3,778     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  51,746    34.30    1,775     0.70%        10.05%      1.25 %
 Multiple Strategies
 Fund/VA................  25,511    37.25      950     0.70%         3.71%      1.50 %
Variable Insurance
Products Fund:
 Equity-Income
 Portfolio.............. 134,736    47.84    6,446     0.70%         1.67%     (5.62)%
 Growth Portfolio....... 108,530    58.68    6,369     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....  65,937    23.97    1,581     0.70%         5.37%    (21.72)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type I:
Variable Insurance
 Products Fund II:
 Asset Manager
  Portfolio............. 131,477   $29.16   $3,834     0.70%        4.25%      (4.77)%
 Contrafund Portfolio... 111,945    26.71    2,990     0.70%        0.80%     (12.86)%
Variable Insurance
 Products Fund III:
 Growth & Income
  Portfolio.............  22,841    15.03      343     0.70%        1.23%      (9.39)%
 Growth Opportunities
  Portfolio.............  12,762    11.06      141     0.70%        0.35%     (15.02)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  20,425    17.45      356     0.70%        1.33%      (4.89)%
 High Income Bond Fund
  II....................  15,482    14.44      224     0.70%        9.79%       0.67 %
 Utility Fund II........  13,254    15.14      201     0.70%        3.23%     (14.33)%
Alger American Fund:
 Small Capitalization
  Portfolio.............  96,584     8.88      858     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio.............  97,453    19.62    1,912     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  18,707    17.44      326     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  21,511    11.07      238     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 114,341    21.06    2,408     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,463    22.14    3,021     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 186,134    25.76    4,795     0.70%        0.26%     (22.98)%
 Balanced Portfolio.....  82,439    22.95    1,892     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............   9,034    15.60      141     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  50,194    18.49      928     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio.............  22,414    20.69      464     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............   6,051     9.49       57     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............   9,570     4.26       41     0.70%        0.00%     (37.76)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................     837     7.93        7     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  29,382    12.24      360     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....   3,651    11.56       42     0.70%        5.91%       6.17 %
 Investors Fund.........  21,398    14.68      314     0.70%        0.84%      (4.82)%
 Total Return Fund......   2,210    11.29       25     0.70%        3.41%      (1.50)%

Type II:
GE Investments Funds,
 Inc.:
 S&P 500 Index Fund..... 145,112    49.38    7,166     0.70%        1.09%     (12.88)%
 Money Market Fund...... 375,930    19.32    7,263     0.70%        3.82%       3.24 %

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Total Return Fund......  16,248   $40.16   $  653     0.70%         1.14%     (3.57)%
 International Equity
  Fund..................  23,877    13.04      311     0.70%         1.05%    (21.42)%
 Real Estate Securities
  Fund..................  24,349    22.12      539     0.70%         4.09%     11.05 %
 Global Income Fund.....   8,893    10.24       91     0.70%         0.00%     (2.37)%
 Mid-Cap Value Equity
  Fund..................  64,428    17.44    1,124     0.70%         0.89%     (0.38)%
 Income Fund............  28,562    12.33      352     0.70%         5.04%      6.67 %
 U.S. Equity Fund....... 105,740    11.41    1,206     0.70%         0.74%     (9.12)%
 Premier Growth Equity
  Fund..................  77,433    10.02      776     0.70%         0.12%     (9.78)%
 Value Equity Fund......   8,331     9.03       75     0.70%         1.40%     (9.40)%
 Small-Cap Value Equity
  Fund..................   8,753    11.99      105     0.70%         0.65%      9.20 %
Oppenheimer Variable
 Account Funds:
 Bond Fund/VA...........  20,879    26.23      548     0.70%         6.40%      7.03 %
 Capital Appreciation
  Fund/VA...............  28,225    62.80    1,773     0.70%         0.62%    (13.19)%
 Aggressive Growth
  Fund/VA...............  19,988    49.81      996     0.70%         0.96%    (31.75)%
 High Income Fund/VA....  34,909    34.30    1,197     0.70%        10.05%      1.25 %
 Multiple Strategies
  Fund/VA...............  11,900    37.25      443     0.70%         3.71%    (10.91)%
Oppenheimer Variable
 Account Funds -- Class
 2 Shares:
 Global Securities
  Fund/VA...............  21,714     8.40      182     0.70%         0.14%    (12.79)%
 Main Street Growth &
  Income Fund/VA........  21,746     8.01      174     0.70%         0.04%    (10.91)%
Variable Insurance
 Products Funds:
 Equity-Income
  Portfolio.............  27,433    47.84    1,312     0.70%         1.67%     (5.62)%
 Growth Portfolio.......  34,260    58.68    2,010     0.70%         0.08%    (18.23)%
 Overseas Portfolio.....   7,322    23.97      176     0.70%         5.37%    (21.72)%
Variable Insurance
 Products Funds --
  Service Class 2:
 Equity-Income
  Portfolio.............  25,792     9.76      252     0.70%         0.03%     (5.89)%
 Growth Portfolio.......  60,788     7.13      433     0.70%         0.00%    (18.44)%
Variable Insurance
 Products Funds II:
 Asset Manager
  Portfolio.............   8,491    29.16      248     0.70%         4.25%     (4.77)%
 Contrafund Portfolio... 109,907    26.71    2,936     0.70%         0.80%    (12.86)%
Variable Insurance
 Products Funds II --
  Service Class 2:
 Contrafund Portfolio...  23,700     8.10      192     0.70%         0.00%    (13.09)%
Variable Insurance
 Products Funds III:
 Growth & Income
  Portfolio.............  66,877    15.03    1,005     0.70%         1.23%     (9.39)%
 Growth Opportunities
  Portfolio.............  24,875    11.06      275     0.70%         0.35%    (15.02)%
Variable Insurance
 Products Funds III --
  Service Class 2:
 Mid Cap Portfolio......  12,355     9.57      118     0.70%         0.00%     (4.19)%
 Growth & Income
  Portfolio.............  13,655     8.59      117     0.70%         0.00%     (9.65)%
Federated Insurance
 Series:
 American Leaders Fund
  II....................  25,767    17.45      450     0.70%         1.33%     (4.89)%
 High Income Bond Fund
  II....................  16,943    14.44      245     0.70%         9.79%       0.67%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                         ------------------------------------------------------------
                                Net Assets         Expenses as a
                         ------------------------- % of Average   Investment   Total
                          Units  Unit Value  000s   Net Assets   Income Ratio Return
                         ------- ---------- ------ ------------- ------------ -------
Type II:
 Utility Fund II........  16,543   $15.14   $  250     0.70%        3.23%     (14.33)%
 International Small
  Company Fund II.......   3,635     5.99       22     0.70%        0.00%     (30.51)%
Federated Insurance
 Series -- Service
 Shares:
 High Income Bond Fund
  II....................   3,727     9.34       35     0.70%        0.00%       0.66 %
Alger American Fund:
 Small Capitalization
  Portfolio.............  69,049     8.88      613     0.70%        0.05%     (30.01)%
 LargeCap Growth
  Portfolio............. 129,030    19.62    2,532     0.70%        0.22%     (12.44)%
PBHG Insurance Series
 Fund, Inc.:
 PBHG Large Cap Growth
  Portfolio.............  27,510    17.44      480     0.70%        0.00%     (28.79)%
 PBHG Growth II
  Portfolio.............  45,469    11.07      503     0.70%        0.00%     (40.89)%
Janus Aspen Series:
 Aggressive Growth
  Portfolio............. 109,492    21.06    2,306     0.70%        0.00%     (39.88)%
 Growth Portfolio....... 136,402    22.14    3,020     0.70%        0.02%     (25.26)%
 Worldwide Growth
  Portfolio............. 144,970    25.76    3,734     0.70%        0.26%     (22.98)%
 Balanced Portfolio..... 150,202    22.95    3,447     0.70%        1.41%      (5.34)%
 Flexible Income
  Portfolio.............  22,884    15.60      357     0.70%        3.21%       6.98 %
 International Growth
  Portfolio.............  95,757    18.49    1,771     0.70%        0.40%     (23.78)%
 Capital Appreciation
  Portfolio............. 121,421    20.69    2,512     0.70%        0.44%     (22.22)%
Janus Aspen Series --
  Service Shares:
 Global Life Sciences
  Portfolio.............  14,783     9.49      140     0.70%        0.00%     (17.34)%
 Global Technology
  Portfolio.............  24,502     4.26      104     0.70%        0.00%     (37.76)%
 Aggressive Growth
  Portfolio.............  28,395     4.11      117     0.70%        0.00%     (40.02)%
 Capital Appreciation
  Portfolio.............  19,212     6.39      123     0.70%        0.44%     (22.38)%
 Worldwide Growth
  Portfolio.............  22,940     6.68      153     0.70%        0.12%     (23.16)%
 International Growth
  Portfolio.............  17,206     6.61      114     0.70%        0.20%     (23.97)%
 Balanced Portfolio.....  61,208     9.19      563     0.70%        1.70%      (5.57)%
 Growth Portfolio.......  21,087     6.17      130     0.70%        0.00%     (25.43)%
Goldman Sachs Variable
 Insurance Trust:
 Growth and Income
  Fund..................  13,984     7.93      111     0.70%        0.49%      (9.98)%
 Mid Cap Value Fund.....  76,066    12.24      931     0.70%        1.24%      11.26 %
Salomon Brothers
 Variable Series Funds
 Inc.:
 Strategic Bond Fund....  22,290    11.56      258     0.70%        5.91%       6.17 %
 Investors Fund.........  31,874    14.68      468     0.70%        0.84%      (4.82)%
 Total Return Fund......   3,259    11.29       37     0.70%        3.41%      (1.50)%
Dreyfus:
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc. ...........   3,973     6.70       27     0.70%        0.11%     (23.12)%
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Portfolio.....     906     8.87        8     0.70%        1.31%       2.59 %
MFS Variable Insurance
 Trust:
 MFS New Discovery
  Series................   7,898     8.48       67     0.70%        0.00%      (5.92)%
 MFS Investors Growth
  Stock Series..........  11,383     6.50       74     0.70%        0.01%     (25.36)%

                     GE LIFE & ANNUITY SEPARATE ACCOUNT II

                               December 31, 2001

                                Year or lesser period ended December 31, 2001
                          ---------------------------------------------------------
                                Net Assets       Expenses as a
                          ---------------------- % of Average   Investment   Total
                          Units  Unit Value 000s  Net Assets   Income Ratio Return
                          ------ ---------- ---- ------------- ------------ -------
Type II:
 MFS Investors Trust
  Series................   8,997   $ 8.09   $ 73     0.70%        0.09%     (16.69)%
 MFS Utility Series.....  25,912     7.30    189     0.70%        2.12%     (24.98)%
Rydex Variable Trust:
 OTC Fund...............   5,028     4.17     21     0.70%        0.00%     (35.63)%
Alliance Variable
 Products Series Fund,
 Inc.:
 Premier Growth
  Portfolio.............  16,341     7.05    115     0.70%        0.00%     (17.98)%
 Growth and Income
  Portfolio.............  42,611    10.15    433     0.70%        0.40%      (0.55)%
 Quasar Portfolio.......   3,292     7.25     24     0.70%        0.00%     (13.47)%
AIM Variable Insurance
 Funds, Inc.:
 AIM V.I. Capital
  Appreciation Fund.....  16,503     5.92     98     0.70%        0.00%     (23.82)%
 AIM V.I. Growth Fund...  16,297     5.10     83     0.70%        0.35%     (34.35)%
 AIM V.I. Value Fund....  19,328     7.91    153     0.70%        0.23%     (13.18)%
PIMCO Variable Insurance
 Trust:
 Foreign Bond
  Portfolio.............     723    11.06      8     0.70%        3.20%       6.84 %
 Long-Term U.S.
  Government Bond
  Portfolio.............   8,682    11.36     99     0.70%        3.84%       5.11 %
 High Yield Bond
  Portfolio.............   4,802     9.96     48     0.70%        6.63%       1.63 %
 Total Return Bond
  Portfolio.............  10,197    11.16    114     0.70%        3.53%       7.61 %